UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2013 – February 28, 2014

Item 1: Reports to Shareholders

Semiannual Report | February 28, 2014
Vanguard Money Market Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control. We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Prime Money Market Fund.	10
Federal Money Market Fund.	29
Admiral Treasury Money Market Fund.	40
About Your Fund’s Expenses.	49
Glossary.	51

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
	7-Day	Total
	SEC Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.01%	0.01%
Money Market Funds Average		0.00
Institutional Shares	0.06%	0.03%
Institutional Money Market Funds Average		0.00

Money Market Funds Average and Institutional Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Federal Money Market Fund	0.01%	0.01%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Admiral Treasury Money Market Fund	0.01%	0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

1

Chairman’s Letter

Dear Shareholder,

Despite the frustratingly slow pace of post-recession growth, the United States economy continues to move forward. This has raised the possibility that the Federal Reserve might increase short-term interest rates, after anchoring them in the neighborhood of zero more than five years ago. The current consensus is that a rate increase isn’t likely to occur until sometime in 2015, although that depends, of course, on economic circumstances and the Fed’s assessment of them, both of which are subject to change.

For now, the returns of Vanguard’s money market funds continue to be restrained by the Fed’s policy. Vanguard Prime Money Market Fund, Admiral Treasury Money Market Fund, and Federal Money Market Fund each returned 0.01% for the six months ended February 28, 2014. (Because of their lower costs, Institutional Shares of the Prime Money Market Fund returned 0.03%.) The average return of peer-group funds was 0.00%. Despite the low returns, the funds continued to carry out their primary goal of investing in money market assets of superior credit quality.

The funds’ 7-day SEC yields were similar to what they were six months ago. The yields for the Admiral Treasury Money Market Fund and the Investor Shares of the Prime Money Market Fund finished the period where they started it, at 0.01%; the yield for the Federal Money Market Fund dipped slightly, from 0.02% to

2

0.01%; and the yield for the Prime Money Market Fund’s Institutional Shares increased from 0.04% to 0.06%.

Before going on to discuss the markets, I want to mention an important transition at Vanguard. We announced last autumn that Robert F. Auwaerter, principal and head of Vanguard Fixed Income Group, intended to retire this spring. Later in this letter, I’ll have more to say about Bob’s important contributions to Vanguard during his 32-year career, and I’ll introduce his successor, Gregory Davis.

Bonds staged a rebound after last year’s swoon
The Fed’s policy on short-term rates has been accompanied by a massive bond-buying program aimed at lowering longer-term rates. (This program has, of course, had little effect on money market funds.) Beginning in January, the central bank began scaling back its monthly bond purchases. Bonds had slumped notably in 2013 as investors worried about the future of the Fed’s program, but they nevertheless delivered solid results for the six months. The broad U.S. taxable bond

Market Barometer
			Total Returns
		Periods Ended February 28, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.84%	0.15%	5.13%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.71	-0.21	5.68
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	0.08

Stocks
Russell 1000 Index (Large-caps)	15.67%	26.34%	23.63%
Russell 2000 Index (Small-caps)	17.75	31.56	26.63
Russell 3000 Index (Broad U.S. market)	15.83	26.74	23.86
FTSE All-World ex US Index (International)	12.20	12.19	17.71

CPI
Consumer Price Index	0.39%	1.13%	2.04%

3

market returned 2.84%, as the yield of the benchmark 10-year Treasury note finished the six months at 2.64%, down from 2.76% at the end of August. (Bond prices and yields move in opposite directions.)

Municipal bonds, which had declined sharply in the fiscal year ended August 31, regained some ground, returning 5.71%. The market had been roiled during the summer by headlines about Detroit’s bankruptcy and Puerto Rico’s fiscal woes, but as the headlines receded, investors seemed to take a more comprehensive view of state and local finances. Our chief investment officer, Tim Buckley, noted recently that, on the whole, “municipalities out there are actually doing a lot better than they were a few years ago.”

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 4.93%.

Mostly positive factors lifted U.S. stock markets
Favorable corporate earnings, generally positive economic news, improved investor sentiment, and the Fed’s accommodative bond-buying program—all of these factors helped the broad U.S. stock market post a strong six-month return of about 16%.

International stocks, in aggregate, returned about 12%. Most of the strength came from the developed markets of Europe. The developed markets of the Pacific region managed single-digit returns for the period, as did emerging markets,

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.17%	0.10%	0.23%
Federal Money Market Fund	0.14	—	0.14
Admiral Treasury Money Market Fund	0.09	—	0.12

The fund expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.14% for Investor Shares and 0.10% for Institutional Shares; for the Federal Money Market Fund, 0.10%; for the Admiral Treasury Money Market Fund, 0.06%. The expense ratios for the six months ended February 28, 2014, for the Prime Money Market Fund Investor Shares, the Federal Money Market Fund, and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratios were: for the Prime Money Market Fund Investor Shares, 0.16%; for the Federal Money Market Fund, 0.11%; for the Admiral Treasury Money Market Fund, 0.09%.

Peer groups: For the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market Funds; and for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

4

which have seen particularly volatile results amid concerns about China’s slowing economy and the effects of interest rate changes as the Fed winds down its stimulus.

The advisor has made selective investments in Europe
In making its investments, the Vanguard Money Market Funds take a conservative stance—investing only in money market securities that are rated in one of the two highest credit-quality categories (as determined by nationally recognized credit-rating services). Treasury securities are, of course, backed by the full faith and credit of the United States and are the “go-to” asset whenever investors become more fearful about economic and market events. Federal agency securities, the focus of the Federal Money Market Fund, have virtually the same credit quality as securities issued by the U.S. government.

For securities issued by banks and corporations, the ultimate decision on which securities to purchase is based on the portfolio manager’s independent analysis of the financial strength of issuers. A key component of that analysis is the quality of a bank’s capital, which serves as a reserve against losses.

Treasuries and other U.S. government obligations accounted for almost 40% of the Prime Money Market Fund’s assets,

Changes in Yields
			7-Day SEC Yield
	February 28,	August 31,	February 28,
Money Market Fund	2014	2013	2013
Prime
Investor Shares	0.01%	0.01%	0.01%
Institutional Shares	0.06	0.04	0.07
Federal	0.01	0.02	0.01
Admiral Treasury	0.01	0.01	0.01

5

as of February 28. About 40% consisted of certificates of deposits issued by banks, and about 20% was in commercial paper (a form of short-term loan) issued by both banks and corporations.

The geographical diversity of the fund’s bank CD and commercial paper investments widened beyond the United States, Australia, and Canada during the period. The fund reentered the European market in the fall, and exposure to European banks grew to about 24% of assets as of February 28. Although Europe continues to face economic challenges, some improvements have occurred, aided by the expansionary policies of the European Central Bank and the Bank of England. This, along with notable improvements in banks’ capital positions, led the portfolio manager to selectively increase the fund’s exposure to CDs and commercial paper issued by banking institutions in the United Kingdom, Norway, Sweden, Switzerland, and the Netherlands. (Overseas investments are denominated in U.S. dollars.)

Bob Auwaerter’s retirement marks the end of a remarkable era
In mid-September 2008, about two weeks after I succeeded Jack Brennan as Vanguard’s chief executive officer, Lehman Brothers went bankrupt, igniting the nation’s worst financial crisis in 70 years. It was, to put it mildly, an extremely challenging time. Through it all, I was able to depend on Bob Auwaerter’s strong command of the Fixed Income Group, which persevered under these treacherous conditions. Although that was a difficult period for Vanguard and the industry, it was far from the only time I was grateful to have Bob at the helm of our bond group.

Bob, who joined Vanguard in 1981, was an original member of the three-person Fixed Income Group, headed by Ian MacKinnon. Over the years, Bob held various leadership roles in the department, and he eventually succeeded Ian as its head in 2003. He earned a reputation at Vanguard and within the industry as an extremely dedicated, honest, and insightful decision-maker and leader.

The Fixed Income Group that Bob helped start had initial total assets of about $1.3 billion in seven funds. He tracked his positions in the two funds he managed then on index cards stored in a small metal box. Thirty-two years later, the 120-person group oversees $750 billion, which represents nearly one-third of Vanguard’s assets under management.

On behalf of our clients, I thank Bob for more than three decades of exemplary service and wish him the best in his retirement.

We’re fortunate that Greg Davis will become the head of the Fixed Income Group. Greg currently serves as chief investment officer for the Asia Pacific region and as a director of Vanguard Investments Australia. He joined Vanguard in 1999 and had been head of bond indexing and a senior portfolio

6

manager in the Fixed Income Group. Greg is an eminently qualified successor and has a strong commitment to the Vanguard way of investing. I couldn’t be more confident in his ability to lead the Fixed Income Group and its deep and talented team.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 11, 2014

7

Advisor’s Report

For the six months ended February 28, 2014, the Investor Shares of Vanguard Prime Money Market Fund returned 0.01%, and the Institutional Shares returned 0.03%, a consequence of their lower expense ratio. The Federal Money Market Fund and the Admiral Treasury Fund both returned 0.01%. The average return for each fund’s peer group was 0%.

The economic and market environment
Short-term interest rates have remained at rock bottom levels since the Federal Reserve set its target interest rate between 0% and 0.25% in December 2008. (This rate, known as the federal funds rate, applies to overnight lending between banks and can be influenced easily by the central bank.) Fortunately, we are seeing improving trends in GDP that may lead to a pickup in the pace of job growth. With inflation appearing to be under control, a sustained resurgence in job growth is the one element that has eluded the Fed.

What will this mean for money market yields? Unfortunately, our forecast is for money market rates to remain at rock-bottom levels throughout 2014. After such a prolonged period of economic weakness, the Fed may be reluctant to raise rates too quickly, preferring to look for confirmation of a sustained recovery.

Before the Fed returns to using more traditional monetary policy tools, it needs to close out its quantitative easing program, which was part of the extraordinary measures implemented to stimulate the economy during the financial crisis. The Fed recently took steps to this end by gradually tapering the size of the program. We anticipate the tapering phase to be completed sometime in the fall of 2014.

Management of the funds
We continue to seek the best opportunities available in the market for U.S. Treasury and federal agency securities, which are the focus of the Admiral Treasury and Federal Money Market Funds. The Prime Money Market Fund has a wider investment mandate; it invests not only in Treasuries and agencies but also in private-sector securities, including certificates of deposit and commercial paper.

Within the global banking sector, capital positions have strengthened in response to stiffer regulatory requirements in the aftermath of the financial crisis. Our credit team has been closely monitoring these conditions as one of many factors it uses to analyze the strength of an issuer. In some cases the team’s analysis has confirmed the renewed strength brought about by regulatory reforms and has led it to recommend bringing back some credits that were sidelined a few years ago. These include, for example, CDs and commercial paper issued by banks in the United Kingdom and Northern Europe.

Credit analysis is a dynamic process, in particular for money market funds, where safety and liquidity are the highest priorities. I’m especially proud of our credit analysts’

8

performance during the financial crisis. The decisions they made steered us clear of the risks that others failed to see. They are the unsung heroes who work behind the scenes but play a critical role in managing your assets.

The reporting period was also marked by innovation: The Treasury issued two-year floating-rate notes, and the Federal Reserve began a pilot program involving overnight repurchase agreements. We declined to invest in the floating-rate notes, which have a variable interest rate that is pegged to a benchmark, in their first auctions in January and February because we thought prices were too high. We expect that these notes will be part of our asset mix in the future, but only when the price is right.

The repurchase agreements, or “repos,” are similar to other repo transactions we enter into, except that the counterparty to the transaction is the Federal Reserve. From a credit quality perspective, we’re excited to have an opportunity to invest with the Fed and expect these transactions to become an important component of the Prime and Federal Money Market Funds asset mix in the future.

Outlook for money market reforms
Since the financial crisis, the money market industry has been undergoing a variety of reforms aimed at further strengthening the stability and safety of its funds. In the pipeline are additional proposals from the U.S. Securities and Exchange Commission that go beyond what it has previously adopted. As we have noted before, we welcome the commission’s efforts and the opportunity to review and comment on its proposals. In doing so, our paramount goal has been to ensure that your interests are represented.

David R. Glocke, Principal
Vanguard Fixed Income Group
March 19, 2014

9

Prime Money Market Fund

Fund Profile
As of February 28, 2014

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.17%	0.10%
7-Day SEC Yield	0.01%	0.06%
Average Weighted
Maturity	57 days	57 days

Sector Diversification (% of portfolio)
Certificates of Deposit	6.5%
U.S. Commercial Paper	6.3
U.S. Government Obligations	14.5
U.S. Treasury Bills	23.7
Yankee/Foreign	46.7
Other	2.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.14% for Investor Shares and 0.10% for Institutional Shares. The expense ratio for the six months ended February 28, 2014, for the Investor Shares reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

10

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2003, Through February 28, 2014
		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2004	0.83%	0.39%
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.01	0.00

7-day SEC yield (2/28/2014): 0.01%
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.02%	0.14%	1.74%
Institutional Shares	10/3/1989	0.06	0.24	1.88

See Financial Highlights for dividend information.

11

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (37.8%)
2	Fannie Mae Discount Notes	0.100%	3/26/14	75,500	75,495
2	Fannie Mae Discount Notes	0.125%	6/2/14	100,000	99,968
2	Fannie Mae Discount Notes	0.135%	6/4/14	32,258	32,247
2	Fannie Mae Discount Notes	0.128%	6/11/14	71,000	70,974
3	Federal Home Loan Bank Discount Notes	0.105%	3/12/14	25,000	24,999
3	Federal Home Loan Bank Discount Notes	0.105%–0.110%	3/19/14	55,887	55,884
3	Federal Home Loan Bank Discount Notes	0.105%–0.110%	3/21/14	615,812	615,775
3	Federal Home Loan Bank Discount Notes	0.109%	3/26/14	27,000	26,998
3	Federal Home Loan Bank Discount Notes	0.100%–0.110%	3/28/14	439,753	439,719
3	Federal Home Loan Bank Discount Notes	0.110%	5/9/14	115,000	114,976
3	Federal Home Loan Bank Discount Notes	0.128%	6/4/14	175,000	174,941
3	Federal Home Loan Bank Discount Notes	0.135%	6/11/14	179,000	178,932
3	Federal Home Loan Bank Discount Notes	0.135%	6/13/14	250,000	249,902
3	Federal Home Loan Bank Discount Notes	0.135%	6/18/14	399,750	399,587
3	Federal Home Loan Bank Discount Notes	0.135%–0.140%	6/20/14	175,000	174,926
3	Federal Home Loan Bank Discount Notes	0.140%	6/25/14	253,000	252,886
3	Federal Home Loan Bank Discount Notes	0.130%	6/27/14	90,000	89,962
3	Federal Home Loan Bank Discount Notes	0.128%–0.130%	7/2/14	182,050	181,969
3	Federal Home Loan Bank Discount Notes	0.128%–0.130%	7/7/14	342,000	341,842
[3,4]	Federal Home Loan Banks	0.109%	4/3/14	1,465,000	1,465,000
[3,4]	Federal Home Loan Banks	0.096%	4/25/14	388,000	388,000
[3,4]	Federal Home Loan Banks	0.097%	6/5/14	400,000	400,000
[3,4]	Federal Home Loan Banks	0.097%	6/5/14	150,000	150,000
[3,4]	Federal Home Loan Banks	0.098%	6/6/14	931,500	931,500
[3,4]	Federal Home Loan Banks	0.098%	6/6/14	1,400,000	1,400,000
[3,4]	Federal Home Loan Banks	0.099%	7/3/14	482,000	482,000
[3,4]	Federal Home Loan Banks	0.094%	8/13/14	177,400	177,400
[3,4]	Federal Home Loan Banks	0.139%	10/1/14	150,000	149,982
[3,4]	Federal Home Loan Banks	0.104%	11/3/14	199,000	199,000
[3,4]	Federal Home Loan Banks	0.110%	2/27/15	496,000	495,950
[3,4]	Federal Home Loan Banks	0.117%	3/10/15	97,500	97,500
[2,4]	Federal National Mortgage Assn.	0.136%	9/11/14	2,350,000	2,349,747
[2,4]	Federal National Mortgage Assn.	0.124%	2/27/15	3,350,000	3,349,165
[2,4]	Federal National Mortgage Assn.	0.127%	8/5/15	1,775,000	1,774,484
2	Freddie Mac Discount Notes	0.090%	3/3/14	2,553	2,553

12

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
2 Freddie Mac Discount Notes	0.115%	5/5/14	70,900	70,885
2 Freddie Mac Discount Notes	0.115%	5/6/14	114,800	114,776
2 Freddie Mac Discount Notes	0.120%	6/2/14	422,808	422,677
2 Freddie Mac Discount Notes	0.125%	6/9/14	84,520	84,491
2 Freddie Mac Discount Notes	0.135%	6/25/14	495,500	495,284
United States Treasury Bill	0.083%	5/8/14	1,000,000	999,844
United States Treasury Bill	0.095%	5/15/14	1,000,000	999,802
United States Treasury Bill	0.098%–0.100%	5/22/14	1,500,000	1,499,663
United States Treasury Bill	0.098%	5/29/14	1,000,000	999,759
United States Treasury Bill	0.105%–0.106%	6/5/14	1,196,000	1,195,663
United States Treasury Bill	0.096%–0.098%	6/12/14	1,115,000	1,114,692
United States Treasury Bill	0.088%	6/19/14	750,000	749,798
United States Treasury Bill	0.087%	6/26/14	395,000	394,888
United States Treasury Bill	0.110%	8/14/14	2,500,000	2,498,732
United States Treasury Note/Bond	1.250%	3/15/14	1,225,000	1,225,538
United States Treasury Note/Bond	0.250%	3/31/14	557,000	557,065
United States Treasury Note/Bond	1.750%	3/31/14	996,000	997,332
United States Treasury Note/Bond	1.250%	4/15/14	599,000	599,837
United States Treasury Note/Bond	0.250%	4/30/14	606,500	606,629
United States Treasury Note/Bond	1.875%	4/30/14	3,165,000	3,174,249
United States Treasury Note/Bond	1.000%	5/15/14	729,000	730,331
United States Treasury Note/Bond	4.750%	5/15/14	915,000	923,783
United States Treasury Note/Bond	0.250%	5/31/14	1,456,600	1,457,052
United States Treasury Note/Bond	2.250%	5/31/14	497,500	500,130
United States Treasury Note/Bond	0.750%	6/15/14	250,000	250,437
United States Treasury Note/Bond	0.250%	6/30/14	191,750	191,855
United States Treasury Note/Bond	2.625%	6/30/14	497,600	501,749
United States Treasury Note/Bond	0.625%	7/15/14	293,000	293,590
United States Treasury Note/Bond	0.125%	7/31/14	198,000	198,020
United States Treasury Note/Bond	2.625%	7/31/14	526,000	531,595
United States Treasury Note/Bond	0.500%	8/15/14	128,750	128,990
United States Treasury Note/Bond	4.250%	8/15/14	550,000	560,450
United States Treasury Note/Bond	0.250%	8/31/14	638,000	638,483
United States Treasury Note/Bond	2.375%	8/31/14	1,240,000	1,253,930
United States Treasury Note/Bond	0.250%	9/15/14	1,235,000	1,235,903
United States Treasury Note/Bond	0.250%	9/30/14	648,000	648,567
United States Treasury Note/Bond	2.375%	9/30/14	396,000	401,182
United States Treasury Note/Bond	0.500%	10/15/14	100,000	100,238
United States Treasury Note/Bond	2.375%	10/31/14	655,000	664,797
United States Treasury Note/Bond	0.375%	11/15/14	800,000	801,480
United States Treasury Note/Bond	4.250%	11/15/14	157,000	161,555
United States Treasury Note/Bond	2.125%	11/30/14	938,000	952,117
Total U.S. Government and Agency Obligations (Cost $49,342,101)				49,342,101
Commercial Paper (20.8%)
Bank Holding Company (0.3%)
State Street Corp.	0.150%	3/5/14	246,000	245,996
State Street Corp.	0.150%	3/10/14	197,000	196,993
				442,989
Finance—Auto (1.1%)
American Honda Finance Corp.	0.140%–0.150%	3/5/14	74,750	74,749
American Honda Finance Corp.	0.140%	3/6/14	59,250	59,249
American Honda Finance Corp.	0.140%	3/7/14	49,750	49,749
American Honda Finance Corp.	0.150%	3/17/14	49,250	49,247
American Honda Finance Corp.	0.120%	4/8/14	39,500	39,495

13

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
	American Honda Finance Corp.	0.120%	4/10/14	64,250	64,241
4	Toyota Motor Credit Corp.	0.185%	3/17/14	221,000	221,000
4	Toyota Motor Credit Corp.	0.185%	3/19/14	194,000	194,000
	Toyota Motor Credit Corp.	0.200%	4/9/14	16,000	15,996
	Toyota Motor Credit Corp.	0.200%	4/10/14	168,000	167,963
	Toyota Motor Credit Corp.	0.210%	4/15/14	23,750	23,744
	Toyota Motor Credit Corp.	0.210%	5/5/14	31,500	31,488
	Toyota Motor Credit Corp.	0.200%	5/7/14	40,000	39,985
	Toyota Motor Credit Corp.	0.210%	5/12/14	147,650	147,588
4	Toyota Motor Credit Corp.	0.187%	7/7/14	74,000	74,000
4	Toyota Motor Credit Corp.	0.199%	10/31/14	158,000	158,000
					1,410,494
Finance—Other (2.4%)
5	Chariot Funding LLC	0.150%	4/8/14	38,500	38,494
	General Electric Capital Corp.	0.190%	4/2/14	247,000	246,958
	General Electric Capital Corp.	0.190%	4/4/14	248,000	247,955
	General Electric Capital Corp.	0.190%	4/8/14	198,000	197,960
	General Electric Capital Corp.	0.210%	4/17/14	250,000	249,931
	General Electric Capital Corp.	0.200%	5/6/14	326,500	326,380
	General Electric Capital Corp.	0.200%	5/7/14	250,000	249,907
	General Electric Capital Corp.	0.200%	5/8/14	198,500	198,425
	General Electric Capital Corp.	0.190%	5/19/14	148,500	148,438
	General Electric Capital Corp.	0.190%	6/2/14	173,000	172,915
	General Electric Capital Corp.	0.175%	7/11/14	99,250	99,186
	General Electric Capital Corp.	0.180%	8/4/14	80,000	79,938
5	Govco LLC	0.190%	5/15/14	158,000	157,937
5	Jupiter Securitization Co. LLC	0.150%	4/3/14	38,500	38,495
5	Old Line Funding LLC	0.150%	3/20/14	267,000	266,979
5	Old Line Funding LLC	0.150%–0.170%	3/21/14	114,000	113,990
5	Old Line Funding LLC	0.150%	3/27/14	30,000	29,997
5	Old Line Funding LLC	0.150%	4/3/14	39,000	38,995
5	Old Line Funding LLC	0.150%	4/7/14	113,212	113,195
[4,5]	Old Line Funding LLC	0.197%	5/9/14	23,000	23,002
5	Old Line Funding LLC	0.150%	5/19/14	63,750	63,729
					3,102,806
Foreign Banks (11.8%)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.145%	3/17/14	81,000	81,000
5	Australia & New Zealand Banking Group, Ltd.	0.150%	5/14/14	221,000	220,932
5	Australia & New Zealand Banking Group, Ltd.	0.150%	5/19/14	39,000	38,987
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.155%	5/27/14	150,000	149,993
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.164%	8/13/14	239,000	238,998
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.194%	8/20/14	92,500	92,501
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.214%	9/16/14	40,000	40,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.224%	11/20/14	250,000	250,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.226%	2/25/15	417,000	417,000
[4,5]	Commonwealth Bank of Australia	0.159%	4/3/14	145,000	145,000
[4,5]	Commonwealth Bank of Australia	0.168%	5/6/14	160,000	159,999
5	Commonwealth Bank of Australia	0.210%	5/6/14	100,000	99,962
[4,5]	Commonwealth Bank of Australia	0.165%	5/12/14	158,000	157,999
[4,5]	Commonwealth Bank of Australia	0.225%	9/25/14	750,000	750,000
[4,5]	Commonwealth Bank of Australia	0.226%	10/24/14	39,500	39,508
[4,5]	Commonwealth Bank of Australia	0.239%	11/28/14	90,000	90,000
[4,5]	Commonwealth Bank of Australia	0.227%	12/5/14	198,000	198,000
[4,5]	Commonwealth Bank of Australia	0.224%	1/16/15	142,000	141,993
[4,5]	Commonwealth Bank of Australia	0.237%	2/6/15	173,000	172,991

14

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
[4,5]	Commonwealth Bank of Australia	0.234%	2/13/15	81,000	80,997
[4,5]	Commonwealth Bank of Australia	0.226%	2/20/15	223,000	222,994
5	DNB Bank ASA	0.150%	3/10/14	150,000	149,994
5	National Australia Funding Delaware Inc.	0.200%	6/2/14	83,000	82,957
[4,5]	National Australia Funding Delaware Inc.	0.174%	7/15/14	125,000	125,000
[4,5]	National Australia Funding Delaware Inc.	0.169%	7/28/14	1,000,000	1,000,000
[4,5]	National Australia Funding Delaware Inc.	0.174%	8/26/14	373,000	373,000
5	Nordea Bank AB	0.182%	3/3/14	87,000	86,999
5	Nordea Bank AB	0.180%–0.183%	3/7/14	181,300	181,295
5	Nordea Bank AB	0.220%	3/10/14	130,000	129,993
5	Nordea Bank AB	0.220%	3/12/14	45,000	44,997
5	Nordea Bank AB	0.220%	3/17/14	100,000	99,990
5	Nordea Bank AB	0.220%	3/18/14	200,000	199,979
5	Nordea Bank AB	0.210%	5/1/14	200,000	199,929
5	Nordea Bank AB	0.210%	5/5/14	82,600	82,569
5	Nordea Bank AB	0.210%	5/7/14	100,000	99,961
5	Nordea Bank AB	0.190%	5/15/14	576,000	575,772
5	Nordea Bank AB	0.170%	6/5/14	99,000	98,955
	Rabobank USA Financial Corp.	0.220%	5/8/14	28,000	27,988
5	Skandinaviska Enskilda Banken AB	0.210%	3/10/14	250,000	249,987
5	Skandinaviska Enskilda Banken AB	0.210%	3/11/14	400,000	399,977
5	Skandinaviska Enskilda Banken AB	0.200%	4/7/14	375,000	374,923
5	Skandinaviska Enskilda Banken AB	0.200%	4/8/14	325,000	324,931
5	Skandinaviska Enskilda Banken AB	0.200%	4/10/14	480,000	479,893
5	Svenska HandelsBanken Inc.	0.205%	5/5/14	175,000	174,935
5	Svenska HandelsBanken Inc.	0.205%	5/6/14	282,000	281,894
5	Svenska HandelsBanken Inc.	0.205%	5/7/14	213,000	212,919
5	Svenska HandelsBanken Inc.	0.205%	5/19/14	200,000	199,910
	Swedbank AB	0.205%	3/3/14	200,000	199,998
	Swedbank AB	0.205%	3/4/14	200,000	199,997
	Swedbank AB	0.205%	3/5/14	200,000	199,996
	Swedbank AB	0.205%	3/6/14	200,000	199,994
	Swedbank AB	0.145%	3/10/14	100,000	99,996
	Swedbank AB	0.145%	3/11/14	175,000	174,993
	Swedbank AB	0.145%	3/12/14	195,000	194,991
	Swedbank AB	0.145%	3/13/14	200,000	199,990
	Swedbank AB	0.145%	3/14/14	70,000	69,996
	Swedbank AB	0.190%	5/15/14	106,000	105,958
	Swedbank AB	0.190%	5/16/14	93,000	92,963
	Swedbank AB	0.190%	5/19/14	93,000	92,961
	Swedbank AB	0.200%	6/16/14	174,000	173,897
	Swedbank AB	0.205%	6/18/14	197,500	197,377
	Swedbank AB	0.200%–0.205%	6/19/14	66,000	65,959
	Swedbank AB	0.200%	6/23/14	126,000	125,920
	Swedbank AB	0.200%	6/24/14	168,000	167,893
	Swedbank AB	0.200%	6/25/14	168,000	167,892
	Swedbank AB	0.200%	6/26/14	168,000	167,891
	Swedbank AB	0.200%	6/27/14	120,000	119,921
	Swedbank AB	0.200%	6/30/14	198,000	197,867
[4,5]	Westpac Banking Corp.	0.208%	8/7/14	100,000	100,000
[4,5]	Westpac Banking Corp.	0.224%	9/17/14	201,000	201,000
[4,5]	Westpac Banking Corp.	0.223%	9/19/14	201,000	201,000
[4,5]	Westpac Banking Corp.	0.226%	9/22/14	1,071,000	1,071,000
[4,5]	Westpac Banking Corp.	0.223%	11/14/14	97,000	97,000
[4,5]	Westpac Banking Corp.	0.227%	12/8/14	550,000	550,000
					15,484,051

15

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Foreign Governments (1.7%)
5 CDP Financial Inc.	0.150%	3/4/14	18,000	18,000
5 CDP Financial Inc.	0.150%	4/29/14	49,500	49,488
5 CDP Financial Inc.	0.150%	5/5/14	25,000	24,993
5 CDP Financial Inc.	0.150%	5/14/14	40,000	39,988
5 CDP Financial Inc.	0.180%–0.190%	7/21/14	108,600	108,521
6 CPPIB Capital Inc.	0.140%	3/3/14	28,750	28,750
6 CPPIB Capital Inc.	0.140%	3/7/14	12,000	12,000
6 CPPIB Capital Inc.	0.140%	3/10/14	215,000	214,992
6 CPPIB Capital Inc.	0.140%	3/12/14	125,000	124,995
6 CPPIB Capital Inc.	0.140%	3/20/14	62,000	61,995
6 CPPIB Capital Inc.	0.140%	4/3/14	173,500	173,478
6 CPPIB Capital Inc.	0.140%	4/7/14	19,500	19,497
6 CPPIB Capital Inc.	0.140%	4/8/14	71,000	70,990
6 CPPIB Capital Inc.	0.140%	4/10/14	74,750	74,738
6 CPPIB Capital Inc.	0.140%	5/1/14	50,000	49,988
6 CPPIB Capital Inc.	0.140%	5/20/14	20,000	19,994
6 CPPIB Capital Inc.	0.140%	5/30/14	247,750	247,663
6 PSP Capital Inc.	0.140%	3/3/14	21,750	21,750
6 PSP Capital Inc.	0.140%	3/11/14	36,000	35,999
6 PSP Capital Inc.	0.140%	3/13/14	13,000	12,999
6 PSP Capital Inc.	0.140%	5/7/14	17,750	17,745
6 PSP Capital Inc.	0.200%	5/13/14	74,000	73,970
6 PSP Capital Inc.	0.200%	5/20/14	99,500	99,456
6 PSP Capital Inc.	0.200%	5/21/14	34,500	34,484
6 PSP Capital Inc.	0.200%	5/22/14	44,500	44,480
6 PSP Capital Inc.	0.190%	6/17/14	20,000	19,989
6 PSP Capital Inc.	0.250%	7/23/14	31,000	30,969
6 PSP Capital Inc.	0.180%	8/18/14	32,750	32,722
Queensland Treasury Corp.	0.135%	5/27/14	299,000	298,902
Queensland Treasury Corp.	0.135%	5/28/14	100,000	99,967
				2,163,502
Foreign Industrial (1.1%)
5 Nestle Capital Corp.	0.170%	7/8/14	495,000	494,698
5 Nestle Capital Corp.	0.170%	7/10/14	297,000	296,816
Nestle Finance International Ltd.	0.170%	8/21/14	238,000	237,806
5 Reckitt Benckiser Treasury Services plc	0.120%	4/7/14	58,500	58,493
5 Reckitt Benckiser Treasury Services plc	0.120%	4/9/14	49,500	49,494
5 Siemens Capital Co. LLC	0.090%	3/4/14	1,239	1,239
5 Siemens Capital Co. LLC	0.120%	3/25/14	48,000	47,996
5 Siemens Capital Co. LLC	0.130%	3/26/14	73,500	73,493
5 Siemens Capital Co. LLC	0.120%	3/27/14	78,000	77,993
Toyota Credit Canada Inc.	0.220%	3/17/14	27,000	26,997
Toyota Credit Canada Inc.	0.220%	3/18/14	40,500	40,496
Toyota Credit Canada Inc.	0.210%	4/21/14	24,000	23,993
Toyota Credit Canada Inc.	0.230%	7/2/14	21,000	20,984
Toyota Credit Canada Inc.	0.230%	7/7/14	20,000	19,984
				1,470,482
Industrial (2.4%)
5 Emerson Electric Co.	0.120%	5/2/14	39,500	39,492
5 Emerson Electric Co.	0.120%	5/5/14	34,750	34,742
5 Google Inc.	0.140%	4/2/14	38,000	37,995
5 Procter & Gamble Co.	0.140%	6/9/14	158,000	157,939
5 Procter & Gamble Co.	0.140%	6/16/14	258,750	258,642

16

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 The Coca-Cola Co.	0.170%–0.180%	3/3/14	215,000	214,998
5 The Coca-Cola Co.	0.170%	3/4/14	125,000	124,998
5 The Coca-Cola Co.	0.170%	3/5/14	85,000	84,998
5 The Coca-Cola Co.	0.150%–0.180%	3/17/14	81,500	81,494
5 The Coca-Cola Co.	0.150%	3/18/14	49,500	49,497
5 The Coca-Cola Co.	0.170%	6/9/14	49,000	48,977
5 The Coca-Cola Co.	0.170%	6/10/14	82,500	82,461
5 The Coca-Cola Co.	0.180%	6/20/14	100,000	99,945
5 The Coca-Cola Co.	0.180%	6/23/14	147,000	146,916
5 The Coca-Cola Co.	0.180%	6/24/14	50,000	49,971
5 The Coca-Cola Co.	0.170%	7/7/14	166,500	166,399
5 The Coca-Cola Co.	0.170%	7/8/14	223,750	223,614
5 The Coca-Cola Co.	0.170%	7/9/14	99,000	98,939
5 The Coca-Cola Co.	0.170%	7/10/14	47,500	47,471
5 The Coca-Cola Co.	0.170%	7/11/14	210,000	209,869
5 The Coca-Cola Co.	0.170%	8/4/14	49,500	49,464
5 The Coca-Cola Co.	0.170%	8/5/14	115,700	115,614
5 The Coca-Cola Co.	0.180%	8/14/14	120,000	119,900
5 The Coca-Cola Co.	0.180%	8/15/14	40,000	39,967
5 The Coca-Cola Co.	0.180%	8/18/14	117,750	117,650
5 The Coca-Cola Co.	0.180%	8/19/14	59,500	59,449
5 The Coca-Cola Co.	0.180%	8/20/14	78,900	78,832
5 The Coca-Cola Co.	0.180%	8/21/14	39,900	39,865
5 The Coca-Cola Co.	0.180%	8/22/14	39,500	39,466
5 Wal-Mart Stores, Inc.	0.135%	5/19/14	185,000	184,945
				3,104,509
Total Commercial Paper (Cost $27,178,833)				27,178,833
Certificates of Deposit (37.3%)
Domestic Banks (5.4%)
Citibank NA	0.170%	3/3/14	1,034,000	1,034,000
Citibank NA	0.180%	3/10/14	800,000	800,000
Citibank NA	0.180%	3/11/14	655,000	655,000
Citibank NA	0.180%	3/11/14	398,500	398,500
Citibank NA	0.170%	5/19/14	62,500	62,500
Citibank NA	0.170%	5/19/14	163,500	163,500
4 Wells Fargo Bank NA	0.177%	3/10/14	490,000	490,000
4 Wells Fargo Bank NA	0.174%	3/27/14	555,000	555,000
4 Wells Fargo Bank NA	0.177%	5/6/14	431,000	431,000
4 Wells Fargo Bank NA	0.176%	5/23/14	405,000	405,000
4 Wells Fargo Bank NA	0.187%	6/9/14	77,000	77,000
4 Wells Fargo Bank NA	0.185%	8/18/14	352,000	352,000
4 Wells Fargo Bank NA	0.207%	11/5/14	510,000	510,000
4 Wells Fargo Bank NA	0.224%	1/29/15	612,000	612,000
4 Wells Fargo Bank NA	0.226%	2/11/15	495,000	495,000
				7,040,500
Eurodollar Certificates of Deposit (4.4%)
4 Australia & New Zealand Banking Group, Ltd.	0.174%	4/16/14	500,000	500,000
4 Australia & New Zealand Banking Group, Ltd.	0.176%	4/22/14	500,000	500,000
4 Australia & New Zealand Banking Group, Ltd.	0.176%	4/25/14	500,000	500,000
4 Australia & New Zealand Banking Group, Ltd.	0.167%	5/6/14	400,000	400,000
Commonwealth Bank of Australia	0.146%	3/4/14	149,000	149,000
Commonwealth Bank of Australia	0.200%	3/13/14	175,000	175,000
Commonwealth Bank of Australia	0.200%	3/14/14	110,000	110,000

17

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Commonwealth Bank of Australia	0.190%	3/19/14	125,000	125,000
Commonwealth Bank of Australia	0.210%	6/20/14	500,000	500,000
HSBC Bank plc (London Branch)	0.190%	3/24/14	495,000	495,000
4 National Australia Bank Ltd.	0.185%	3/17/14	155,000	155,000
4 National Australia Bank Ltd.	0.185%	3/17/14	400,000	400,000
4 National Australia Bank Ltd.	0.183%	3/19/14	633,000	633,000
4 National Australia Bank Ltd.	0.195%	4/22/14	1,000,000	1,000,000
National Australia Bank Ltd.	0.200%	5/19/14	150,000	150,000
				5,792,000
Yankee Certificates of Deposit (27.5%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.185%	3/12/14	50,000	50,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.206%	1/12/15	79,000	79,000
Bank of Montreal (Chicago Branch)	0.170%	3/3/14	39,000	39,000
Bank of Montreal (Chicago Branch)	0.170%	3/10/14	820,000	820,000
4 Bank of Montreal (Chicago Branch)	0.176%	4/28/14	493,000	493,000
4 Bank of Montreal (Chicago Branch)	0.178%	5/6/14	300,000	299,996
4 Bank of Montreal (Chicago Branch)	0.177%	6/9/14	750,000	750,000
4 Bank of Montreal (Chicago Branch)	0.168%	7/7/14	750,000	750,000
4 Bank of Montreal (Chicago Branch)	0.178%	8/5/14	120,000	120,000
4 Bank of Nova Scotia (Houston Branch)	0.164%	3/26/14	500,000	499,998
4 Bank of Nova Scotia (Houston Branch)	0.164%	3/28/14	180,000	180,000
4 Bank of Nova Scotia (Houston Branch)	0.169%	4/1/14	470,000	469,998
Bank of Nova Scotia (Houston Branch)	0.190%	4/14/14	25,000	25,000
4 Bank of Nova Scotia (Houston Branch)	0.176%	4/22/14	300,000	299,998
4 Bank of Nova Scotia (Houston Branch)	0.176%	4/23/14	540,000	539,996
4 Bank of Nova Scotia (Houston Branch)	0.168%	5/6/14	440,000	439,996
4 Bank of Nova Scotia (Houston Branch)	0.183%	5/19/14	190,000	189,998
4 Bank of Nova Scotia (Houston Branch)	0.187%	6/9/14	650,000	650,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.251%	3/5/14	61,800	61,800
4 Commonwealth Bank of Australia
(New York Branch)	0.155%	3/12/14	81,000	81,000
Credit Suisse New York	0.210%	5/2/14	1,000,000	1,000,000
Credit Suisse New York	0.210%	5/15/14	800,000	800,000
Credit Suisse New York	0.210%	5/16/14	500,000	500,000
Credit Suisse New York	0.210%	5/23/14	970,000	970,000
DNB Bank ASA (New York Branch)	0.150%	3/6/14	500,000	500,000
DNB Bank ASA (New York Branch)	0.150%	3/11/14	800,000	800,000
DNB Bank ASA (New York Branch)	0.160%	3/18/14	415,000	415,000
DNB Bank ASA (New York Branch)	0.170%	4/7/14	990,000	990,000
DNB Bank ASA (New York Branch)	0.170%	5/2/14	265,000	265,000
DNB Bank ASA (New York Branch)	0.170%	5/14/14	150,000	150,000
DNB Bank ASA (New York Branch)	0.200%	6/27/14	494,000	494,000
Lloyds TSB Bank plc (New York Branch)	0.160%	3/3/14	250,000	250,000
Lloyds TSB Bank plc (New York Branch)	0.150%	3/5/14	500,000	500,000
Lloyds TSB Bank plc (New York Branch)	0.140%	3/17/14	250,000	250,000
Lloyds TSB Bank plc (New York Branch)	0.140%	4/7/14	150,000	150,000
Lloyds TSB Bank plc (New York Branch)	0.140%	4/10/14	150,000	150,000
Lloyds TSB Bank plc (New York Branch)	0.170%	4/17/14	250,000	250,000
Lloyds TSB Bank plc (New York Branch)	0.170%	5/15/14	1,000,000	1,000,000
Lloyds TSB Bank plc (New York Branch)	0.170%	6/19/14	250,000	250,000
Nordea Bank Finland plc (New York Branch)	0.220%	3/3/14	100,000	100,000
4 Nordea Bank Finland plc (New York Branch)	0.156%	3/10/14	203,000	203,000

18

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Nordea Bank Finland plc (New York Branch)	0.145%	3/17/14	125,000	125,000
4 Nordea Bank Finland plc (New York Branch)	0.145%	3/18/14	201,000	200,999
Nordea Bank Finland plc (New York Branch)	0.205%	3/19/14	198,000	197,999
Nordea Bank Finland plc (New York Branch)	0.210%	3/24/14	100,000	100,000
Nordea Bank Finland plc (New York Branch)	0.210%	3/24/14	300,000	300,000
Nordea Bank Finland plc (New York Branch)	0.215%	3/25/14	353,000	352,999
Nordea Bank Finland plc (New York Branch)	0.180%	4/1/14	25,000	25,000
Nordea Bank Finland plc (New York Branch)	0.210%	5/1/14	150,000	150,000
Nordea Bank Finland plc (New York Branch)	0.200%	8/21/14	177,000	177,000
Nordea Bank Finland plc (New York Branch)	0.205%	8/25/14	372,000	372,000
4 Rabobank Nederland (New York Branch)	0.165%	3/11/14	813,000	813,000
4 Rabobank Nederland (New York Branch)	0.165%	3/12/14	408,000	408,000
Rabobank Nederland (New York Branch)	0.350%	3/17/14	53,000	53,003
4 Rabobank Nederland (New York Branch)	0.144%	3/24/14	750,000	750,000
4 Rabobank Nederland (New York Branch)	0.155%	3/24/14	800,000	800,000
4 Rabobank Nederland (New York Branch)	0.159%	4/1/14	300,000	300,000
4 Rabobank Nederland (New York Branch)	0.159%	4/1/14	450,000	450,000
Rabobank Nederland (New York Branch)	0.220%	4/1/14	250,000	250,000
4 Rabobank Nederland (New York Branch)	0.187%	7/7/14	110,000	110,000
4 Royal Bank of Canada (New York Branch)	0.158%	4/7/14	81,250	81,250
4 Royal Bank of Canada (New York Branch)	0.235%	4/15/14	80,750	80,758
4 Royal Bank of Canada (New York Branch)	0.185%	8/18/14	580,000	580,000
4 Royal Bank of Canada (New York Branch)	0.205%	11/24/14	250,000	250,000
4 Royal Bank of Canada (New York Branch)	0.205%	12/1/14	440,000	440,000
4 Royal Bank of Canada (New York Branch)	0.235%	2/12/15	90,500	90,500
4 Royal Bank of Canada (New York Branch)	0.234%	2/20/15	157,250	157,250
4 Royal Bank of Canada (New York Branch)	0.235%	2/23/15	450,000	450,000
Skandinaviska Enskilda Banken (New York Branch)	0.195%	6/2/14	875,000	875,000
Skandinaviska Enskilda Banken (New York Branch)	0.195%	6/6/14	305,000	304,996
Skandinaviska Enskilda Banken (New York Branch)	0.190%	6/18/14	262,000	261,996
4 Svenska HandelsBanken (New York Branch)	0.167%	3/10/14	203,000	203,000
4 Svenska HandelsBanken (New York Branch)	0.154%	3/13/14	203,000	203,000
Svenska HandelsBanken (New York Branch)	0.215%	3/28/14	495,000	495,000
Svenska HandelsBanken (New York Branch)	0.210%	5/5/14	325,000	325,003
Svenska HandelsBanken (New York Branch)	0.210%	5/5/14	500,000	500,004
Svenska HandelsBanken (New York Branch)	0.205%	5/13/14	500,000	500,000
Svenska HandelsBanken (New York Branch)	0.200%	5/15/14	165,000	165,000
Svenska HandelsBanken (New York Branch)	0.225%	6/24/14	185,000	185,000
Svenska HandelsBanken (New York Branch)	0.220%	7/1/14	510,000	510,000
Swedbank AB (New York Branch)	0.140%	4/7/14	267,600	267,600
Swedbank AB (New York Branch)	0.143%	4/7/14	178,400	178,400
Toronto Dominion Bank (New York Branch)	0.170%	3/10/14	140,000	140,000
4 Toronto Dominion Bank (New York Branch)	0.146%	3/24/14	450,000	450,000
Toronto Dominion Bank (New York Branch)	0.200%	5/20/14	95,000	95,000
Toronto Dominion Bank (New York Branch)	0.250%	8/12/14	60,000	60,014
4 Toronto Dominion Bank (New York Branch)	0.183%	10/14/14	198,000	198,000
4 Toronto Dominion Bank (New York Branch)	0.185%	10/28/14	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.214%	11/18/14	510,000	510,000
4 Toronto Dominion Bank (New York Branch)	0.215%	11/24/14	220,000	220,000
4 Toronto Dominion Bank (New York Branch)	0.214%	12/19/14	302,000	302,000
4 Toronto Dominion Bank (New York Branch)	0.218%	2/3/15	495,000	495,000
4 Toronto Dominion Bank (New York Branch)	0.218%	2/6/15	500,000	500,000
UBS AG (Stamford Branch)	0.185%	5/2/14	500,000	500,000
UBS AG (Stamford Branch)	0.200%	6/16/14	50,000	50,003
UBS AG (Stamford Branch)	0.175%	6/26/14	600,000	600,000

19

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Westpac Banking Corp. (New York Branch)	0.208%	8/6/14	600,000	600,000
4 Westpac Banking Corp. (New York Branch)	0.235%	9/26/14	198,000	197,989
4 Westpac Banking Corp. (New York Branch)	0.224%	11/21/14	250,000	250,000
4 Westpac Banking Corp. (New York Branch)	0.225%	12/12/14	299,000	299,000
4 Westpac Banking Corp. (New York Branch)	0.224%	12/29/14	230,000	230,000
4 Westpac Banking Corp. (New York Branch)	0.227%	1/6/15	130,000	129,994
				35,891,537
Total Certificates of Deposit (Cost $48,724,037)				48,724,037
Other Notes (1.1%)
Bank of America NA	0.210%	3/5/14	394,000	394,000
Bank of America NA	0.190%	3/6/14	493,000	493,000
Bank of America NA	0.190%	5/20/14	392,000	392,000
Bank of America NA	0.190%	5/21/14	158,000	158,000
Total Other Notes (Cost $1,437,000)				1,437,000

			Shares
Money Market Fund (1.3%)
7 Vanguard Municipal Cash Management Fund
(Cost $1,743,003)	0.044%		1,743,003,371	1,743,003

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (0.3%)
8 California Educational Facilities Authority Revenue
(University of San Francisco) VRDO	0.050%	3/7/14	13,375	13,375
8 California Educational Facilities Authority Revenue
(University of San Francisco) VRDO	0.050%	3/7/14	8,800	8,800
8 Clark County NV Industrial Development Revenue
(Southwest Gas Corp. Project) VRDO	0.060%	3/7/14	33,900	33,900
8 Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.040%	3/7/14	5,480	5,480
8 District of Columbia Revenue
(Washington Drama Society) VRDO	0.040%	3/7/14	29,200	29,200
8 District of Columbia Revenue
(World Wildlife Fund Inc.) VRDO	0.040%	3/7/14	19,500	19,500
8 Illinois Finance Authority Revenue
(Presbyterian Homes) VRDO	0.040%	3/7/14	12,500	12,500
8 Lee Memorial Health System Florida Hospital
Revenue VRDO	0.050%	3/7/14	6,425	6,425
8 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.070%	3/7/14	14,250	14,250
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project) PUT	0.550%	4/10/14	182,000	182,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.060%	3/7/14	14,440	14,440
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.060%	3/7/14	45,070	45,070
8 Warren County KY Revenue
(Western Kentucky University Student Life
Foundation Inc. Project) VRDO	0.050%	3/7/14	15,500	15,500

20

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
8	Wisconsin Health & Educational Facilities Authority
	Revenue (Concordia University Inc.) VRDO	0.040%	3/7/14	3,735	3,735
8	Wisconsin Health & Educational Facilities Authority
	Revenue (Gundersen Lutheran) VRDO	0.060%	3/7/14	11,000	11,000
8	Wisconsin Health & Educational Facilities
	Authority Revenue (University of Wisconsin
	Medical Foundation) VRDO	0.050%	3/7/14	20,695	20,695
Total Tax-Exempt Municipal Bonds (Cost $435,870)					435,870
Corporate Bonds (0.4%)
Finance (0.3%)
4	Royal Bank of Canada	0.473%	1/6/15	265,500	266,057
4	Royal Bank of Canada	0.538%	4/17/14	77,000	77,037
					343,094
Finance—Auto (0.1%)
4	Toyota Motor Credit Corp.	0.242%	1/14/15	156,000	156,000
Total Corporate Bonds (Cost $499,094)					499,094
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Domestic Banks (0.1%)
	Province of Ontario (Cost $70,300)	4.100%	6/16/14	69,500	70,300
Taxable Municipal Bonds (0.3%)
[6,8]	BlackRock Municipal Bond Trust TOB VRDO	0.110%	3/3/14	18,105	18,105
[6,8]	BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.110%	3/3/14	9,660	9,660
[6,8]	BlackRock Municipal Income Trust TOB VRDO	0.110%	3/3/14	207,000	207,000
[6,8]	BlackRock MuniHoldings Fund II, Inc. TOB VRDO	0.110%	3/3/14	21,850	21,850
[6,8]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.110%	3/3/14	19,165	19,165
[6,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	3/3/14	100,000	100,000
[6,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	3/3/14	19,875	19,875
[6,8]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.110%	3/3/14	12,910	12,910
[6,8]	BlackRock Strategic Municipal Trust TOB VRDO	0.110%	3/3/14	9,820	9,820
[4,6,8] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.190%	3/7/14	13,000	13,000
[4,6]	Massachusetts Transportation Fund
	Revenue TOB VRDO	0.190%	3/7/14	13,100	13,100
[4,6]	Seattle WA Municipal Light & Power
	Revenue TOB VRDO	0.190%	3/7/14	6,400	6,400
Total Taxable Municipal Bonds (Cost $450,885)					450,885
Total Investments (99.4%) (Cost $129,881,123)					129,881,123
Other Assets and Liabilities (0.6%)
Other Assets					1,046,448
Liabilities					(305,511)
					740,937
Net Assets (100%)					130,622,060

21

Prime Money Market Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	130,621,081
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	979
Net Assets	130,622,060

Investor Shares—Net Assets
Applicable to 102,394,126,523 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	102,404,448
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 28,216,391,150 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	28,217,612
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2014, the aggregate value of these securities was $17,570,147,000, representing 13.5% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $1,974,528,000, representing 1.5% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

22

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest[1]	99,044
Total Income	99,044
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,632
Management and Administrative—Investor Shares	66,698
Management and Administrative—Institutional Shares	9,813
Marketing and Distribution—Investor Shares	12,912
Marketing and Distribution—Institutional Shares	3,495
Custodian Fees	858
Shareholders’ Reports—Investor Shares	281
Shareholders’ Reports—Institutional Shares	83
Trustees’ Fees and Expenses	57
Total Expenses	95,829
Expense Reduction—Note B	(9,154)
Net Expenses	86,675
Net Investment Income	12,369
Realized Net Gain (Loss) on Investment Securities Sold	811
Net Increase (Decrease) in Net Assets Resulting from Operations	13,180
1 Interest income from an affiliated company of the fund was $556,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,369	36,500
Realized Net Gain (Loss)	811	1,603
Net Increase (Decrease) in Net Assets Resulting from Operations	13,180	38,103
Distributions
Net Investment Income
Investor Shares	(5,109)	(17,736)
Institutional Shares	(7,260)	(18,764)
Realized Capital Gain[1]
Investor Shares	(8,860)	—
Institutional Shares	(2,363)	—
Total Distributions	(23,592)	(36,500)
Capital Share Transactions
Investor Shares	253,143	11,946,615
Institutional Shares	1,205,129	2,471,452
Net Increase (Decrease) from Capital Share Transactions	1,458,272	14,418,067
Total Increase (Decrease)	1,447,860	14,419,670
Net Assets
Beginning of Period	129,174,200	114,754,530
End of Period	130,622,060	129,174,200

1 Includes fiscal 2013 short-term gain distributions totaling $11,223,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Prime Money Market Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0002	.0004	.001	.001	.013
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0002	.0004	.001	.001	.013
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.0004)	(.001)	(.001)	(.013)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—	—
Total Distributions	(.0001)	(.0002)	(.0004)	(.001)	(.001)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return [2]	0.01%	0.02%	0.04%	0.06%	0.08%	1.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions) $102,404 $102,160			$90,212	$92,404	$88,684	$96,078
Ratio of Expenses to
Average Net Assets	0.14%[3]	0.16%[3]	0.16%	0.20%	0.23%	0.28%[4]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.04%	0.06%	0.08%	1.25%

The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2014 and 0.17% for 2013. See Note B in the
Notes to Financial Statements.
4 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Prime Money Market Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.001	.001	.002	.002	.015
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0003	.001	.001	.002	.002	.015
Distributions
Dividends from Net Investment Income	(.0003)	(.001)	(.001)	(.002)	(.002)	(.015)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—	—
Total Distributions	(.0003)	(.001)	(.001)	(.002)	(.002)	(.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.03%	0.07%	0.11%	0.17%	0.22%	1.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions) $28,218		$27,015	$24,543	$21,739	$19,107	$18,323
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.09%	0.09%	0.09%	0.13%[2]
Ratio of Net Investment Income to
Average Net Assets	0.05%	0.07%	0.11%	0.17%	0.22%	1.40%

The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counter-parties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral. The fund had no open repurchase agreements at February 28, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its

27

Prime Money Market Fund

net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $14,643,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 5.86% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2014, Vanguard’s expenses allocated to the Investor Shares were reduced by $9,154,000 (an effective annual rate of 0.02% of the average net assets of the Investor Shares class).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	68,508,552	68,508,552	133,084,052	133,084,052
Issued in Lieu of Cash Distributions	13,776	13,776	17,373	17,373
Redeemed	(68,269,185)	(68,269,185)	(121,154,810)	(121,154,810)
Net Increase (Decrease)—Investor Shares	253,143	253,143	11,946,615	11,946,615
Institutional Shares
Issued	9,613,928	9,613,928	17,154,977	17,154,977
Issued in Lieu of Cash Distributions	9,433	9,433	18,370	18,370
Redeemed	(8,418,232)	(8,418,232)	(14,701,895)	(14,701,895)
Net Increase (Decrease)—Institutional Shares	1,205,129	1,205,129	2,471,452	2,471,452

E. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

28

Federal Money Market Fund

Fund Profile
As of February 28, 2014

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.14%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	56 days

Sector Diversification (% of portfolio)
Repurchase Agreements	3.1%
U.S. Government Obligations	89.7
U.S. Treasury Bills	7.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratio was 0.10%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.11%.

29

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2003, Through February 28, 2014
		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2004	0.82%	0.40%
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00
2014	0.01	0.00

7-day SEC yield (2/28/2014): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.02%	0.09%	1.67%

See Financial Highlights for dividend information.

30

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (98.1%)
2	Fannie Mae Discount Notes	0.063%–0.150%	3/5/14	14,080	14,080
2	Fannie Mae Discount Notes	0.090%	3/12/14	2,224	2,224
2	Fannie Mae Discount Notes	0.110%	4/9/14	4,667	4,666
2	Fannie Mae Discount Notes	0.095%	4/21/14	9,720	9,719
2	Fannie Mae Discount Notes	0.080%	4/23/14	17,290	17,288
2	Fannie Mae Discount Notes	0.085%	5/7/14	5,000	4,999
2	Fannie Mae Discount Notes	0.075%–0.080%	5/14/14	69,736	69,725
2	Fannie Mae Discount Notes	0.065%	5/21/14	13,000	12,998
2	Fannie Mae Discount Notes	0.130%	5/28/14	5,200	5,198
2	Fannie Mae Discount Notes	0.130%	6/2/14	11,000	10,996
2	Fannie Mae Discount Notes	0.140%	6/4/14	4,995	4,993
2	Fannie Mae Discount Notes	0.130%–0.140%	6/11/14	38,928	38,914
2	Fannie Mae Discount Notes	0.080%–0.090%	6/16/14	11,500	11,497
2	Fannie Mae Discount Notes	0.090%	7/23/14	2,700	2,699
2	Fannie Mae Discount Notes	0.120%	8/1/14	3,400	3,398
2	Fannie Mae Discount Notes	0.110%	8/20/14	1,266	1,265
3	Federal Home Loan Bank Discount Notes	0.070%–0.100%	3/7/14	11,609	11,609
3	Federal Home Loan Bank Discount Notes	0.068%–0.120%	3/12/14	76,370	76,368
3	Federal Home Loan Bank Discount Notes	0.100%	3/14/14	3,000	3,000
3	Federal Home Loan Bank Discount Notes	0.105%–0.120%	3/19/14	35,304	35,302
3	Federal Home Loan Bank Discount Notes	0.095%–0.120%	3/21/14	99,135	99,129
3	Federal Home Loan Bank Discount Notes	0.109%	3/26/14	30,000	29,998
3	Federal Home Loan Bank Discount Notes	0.110%	4/2/14	32,000	31,997
3	Federal Home Loan Bank Discount Notes	0.094%–0.110%	4/4/14	40,800	40,796
3	Federal Home Loan Bank Discount Notes	0.090%–0.120%	4/9/14	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.100%	4/21/14	2,500	2,500
3	Federal Home Loan Bank Discount Notes	0.067%	4/23/14	40,000	39,996
3	Federal Home Loan Bank Discount Notes	0.090%–0.120%	5/2/14	9,500	9,498
3	Federal Home Loan Bank Discount Notes	0.080%–0.120%	5/7/14	21,689	21,685
3	Federal Home Loan Bank Discount Notes	0.110%–0.120%	5/9/14	35,000	34,993
3	Federal Home Loan Bank Discount Notes	0.080%	5/16/14	50,000	49,992
3	Federal Home Loan Bank Discount Notes	0.115%	5/21/14	25,000	24,994
3	Federal Home Loan Bank Discount Notes	0.075%–0.130%	5/23/14	42,672	42,664
3	Federal Home Loan Bank Discount Notes	0.140%	5/30/14	20,000	19,993
3	Federal Home Loan Bank Discount Notes	0.080%	6/2/14	5,000	4,999

31

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.080%	6/6/14	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.090%	6/11/14	3,670	3,669
3	Federal Home Loan Bank Discount Notes	0.142%	6/20/14	3,000	2,999
3	Federal Home Loan Bank Discount Notes	0.095%–0.130%	7/23/14	21,400	21,391
[3,4]	Federal Home Loan Banks	0.109%	4/3/14	25,000	25,000
[3,4]	Federal Home Loan Banks	0.096%	4/25/14	30,000	30,000
[3,4]	Federal Home Loan Banks	0.099%	5/1/14	40,000	40,000
[3,4]	Federal Home Loan Banks	0.098%	5/6/14	33,000	33,000
[3,4]	Federal Home Loan Banks	0.115%	5/27/14	50,000	50,001
[3,4]	Federal Home Loan Banks	0.098%	6/6/14	60,000	60,000
[3,4]	Federal Home Loan Banks	0.099%	7/3/14	14,000	14,000
[3,4]	Federal Home Loan Banks	0.094%	8/13/14	30,000	30,000
[3,4]	Federal Home Loan Banks	0.139%	10/1/14	6,000	5,999
[3,4]	Federal Home Loan Banks	0.104%	11/3/14	10,000	10,000
[3,4]	Federal Home Loan Banks	0.096%	11/25/14	60,000	59,994
[3,4]	Federal Home Loan Banks	0.105%	12/19/14	41,000	40,998
[3,4]	Federal Home Loan Banks	0.117%	3/10/15	2,500	2,500
[2,4]	Federal Home Loan Mortgage Corp.	0.146%	11/25/15	60,000	60,000
[2,4]	Federal National Mortgage Assn.	0.134%	6/20/14	47,000	46,999
[2,4]	Federal National Mortgage Assn.	0.136%	9/11/14	150,000	149,984
[2,4]	Federal National Mortgage Assn.	0.124%	2/27/15	75,000	74,985
[2,4]	Federal National Mortgage Assn.	0.127%	8/5/15	30,000	29,991
2	Freddie Mac Discount Notes	0.090%	3/3/14	6,061	6,061
2	Freddie Mac Discount Notes	0.100%	3/4/14	3,000	3,000
2	Freddie Mac Discount Notes	0.080%–0.090%	3/10/14	68,569	68,567
2	Freddie Mac Discount Notes	0.080%–0.090%	3/13/14	6,500	6,500
2	Freddie Mac Discount Notes	0.089%–0.095%	3/17/14	37,000	36,999
2	Freddie Mac Discount Notes	0.095%–0.100%	3/18/14	49,500	49,498
2	Freddie Mac Discount Notes	0.110%	3/20/14	1,693	1,693
2	Freddie Mac Discount Notes	0.070%–0.089%	3/24/14	25,000	24,999
2	Freddie Mac Discount Notes	0.070%	4/7/14	30,000	29,998
2	Freddie Mac Discount Notes	0.100%	4/8/14	3,000	3,000
2	Freddie Mac Discount Notes	0.100%	4/15/14	3,000	3,000
2	Freddie Mac Discount Notes	0.070%–0.100%	4/21/14	98,873	98,860
2	Freddie Mac Discount Notes	0.120%	4/28/14	4,800	4,799
2	Freddie Mac Discount Notes	0.070%	5/1/14	39,000	38,995
2	Freddie Mac Discount Notes	0.130%	5/2/14	10,000	9,998
2	Freddie Mac Discount Notes	0.120%	5/6/14	2,500	2,499
2	Freddie Mac Discount Notes	0.105%–0.110%	5/12/14	65,000	64,986
2	Freddie Mac Discount Notes	0.070%	5/13/14	15,000	14,998
2	Freddie Mac Discount Notes	0.070%–0.120%	5/14/14	20,300	20,295
2	Freddie Mac Discount Notes	0.080%	5/15/14	25,300	25,296
2	Freddie Mac Discount Notes	0.070%–0.100%	5/19/14	17,760	17,757
2	Freddie Mac Discount Notes	0.120%	5/20/14	26,200	26,193
2	Freddie Mac Discount Notes	0.080%	5/22/14	21,000	20,996
2	Freddie Mac Discount Notes	0.100%–0.120%	5/27/14	23,100	23,093
2	Freddie Mac Discount Notes	0.130%	6/2/14	11,713	11,709
2	Freddie Mac Discount Notes	0.080%	6/3/14	1,250	1,250
2	Freddie Mac Discount Notes	0.130%	6/9/14	7,205	7,202
2	Freddie Mac Discount Notes	0.120%–0.125%	6/10/14	38,603	38,589
2	Freddie Mac Discount Notes	0.130%	6/16/14	20,000	19,992
2	Freddie Mac Discount Notes	0.100%–0.120%	6/18/14	7,600	7,597
2	Freddie Mac Discount Notes	0.100%	6/23/14	2,085	2,084
2	Freddie Mac Discount Notes	0.135%–0.140%	6/25/14	30,000	29,987
2	Freddie Mac Discount Notes	0.080%	6/30/14	1,050	1,050
2	Freddie Mac Discount Notes	0.140%	7/1/14	14,775	14,768

32

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
2	Freddie Mac Discount Notes	0.110%	7/7/14	19,000	18,993
2	Freddie Mac Discount Notes	0.110%	7/11/14	7,400	7,397
2	Freddie Mac Discount Notes	0.095%	7/21/14	14,800	14,794
	United States Treasury Bill	0.095%	5/15/14	100,000	99,980
	United States Treasury Bill	0.100%	5/22/14	30,000	29,993
	United States Treasury Note/Bond	1.250%	3/15/14	22,000	22,010
	United States Treasury Note/Bond	1.750%	3/31/14	90,000	90,122
	United States Treasury Note/Bond	0.250%	4/30/14	55,000	55,015
	United States Treasury Note/Bond	1.875%	4/30/14	45,000	45,132
	United States Treasury Note/Bond	1.000%	5/15/14	40,000	40,074
	United States Treasury Note/Bond	4.750%	5/15/14	15,770	15,921
	United States Treasury Note/Bond	0.250%	5/31/14	128,630	128,678
	United States Treasury Note/Bond	2.250%	5/31/14	10,677	10,735
	United States Treasury Note/Bond	0.750%	6/15/14	76,044	76,190
	United States Treasury Note/Bond	2.625%	6/30/14	51,631	52,071
	United States Treasury Note/Bond	0.250%	6/30/14	56,579	56,611
	United States Treasury Note/Bond	0.625%	7/15/14	72,136	72,283
	United States Treasury Note/Bond	2.625%	7/31/14	625	632
	United States Treasury Note/Bond	0.500%	8/15/14	35,000	35,064
	United States Treasury Note/Bond	4.250%	8/15/14	1,188	1,211
	United States Treasury Note/Bond	0.250%	8/31/14	10,000	10,008
Total U.S. Government and Agency Obligations (Cost $3,214,902)					3,214,902
Repurchase Agreements (1.7%)
	Federal Reserve Bank of New York
	(Dated 2/28/14, Repurchase Value $56,000,000,
	collateralized by U.S. Treasury Note/Bond 3.875%,
	5/15/18, with a value of $56,000,000)
	(Costs $56,000)	0.050%	3/3/14	56,000	56,000
Total Investments (99.8%) (Cost $3,270,902)					3,270,902
Other Assets and Liabilities (0.2%)
Other Assets					8,875
Liabilities					(2,477)
					6,398
Net Assets (100%)
Applicable to 3,276,770,139 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					3,277,300
Net Asset Value Per Share					$1.00

33

Federal Money Market Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	3,277,280
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	20
Net Assets	3,277,300

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

34

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest	1,777
Total Income	1,777
Expenses
The Vanguard Group—Note B
Investment Advisory Services	43
Management and Administrative	1,492
Marketing and Distribution	283
Custodian Fees	22
Shareholders’ Reports	13
Trustees’ Fees and Expenses	2
Total Expenses	1,855
Expense Reduction—Note B	(249)
Net Expenses	1,606
Net Investment Income	171
Realized Net Gain (Loss) on Investment Securities Sold	13
Net Increase (Decrease) in Net Assets Resulting from Operations	184

See accompanying Notes, which are an integral part of the Financial Statements.

35

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	171	512
Realized Net Gain (Loss)	13	61
Net Increase (Decrease) in Net Assets Resulting from Operations	184	573
Distributions
Net Investment Income	(171)	(512)
Realized Capital Gain[1]	(206)	—
Total Distributions	(377)	(512)
Capital Share Transactions (at $1.00 per share)
Issued	163,767	345,150
Issued in Lieu of Cash Distributions	371	503
Redeemed	(408,314)	(927,215)
Net Increase (Decrease) from Capital Share Transactions	(244,176)	(581,562)
Total Increase (Decrease)	(244,369)	(581,501)
Net Assets
Beginning of Period	3,521,669	4,103,170
End of Period	3,277,300	3,521,669

1 Includes fiscal 2014 short-term gain distributions totaling $206,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 0000[1]	.0001	.0001	.0002	.0004	.011
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0000	.0001	.0001	.0002	.0004	.011
Distributions
Dividends from Net Investment Income	(.0000)[1]	(.0001)	(.0001)	(.0002)	(.0004)	(.011)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—	—
Total Distributions	(.0000)	(.0001)	(.0001)	(.0002)	(.0004)	(.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.04%	1.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,277	$3,522	$4,103	$4,794	$6,048	$9,386
Ratio of Expenses to
Average Net Assets	0.10%[3]	0.13%[3]	0.12%[3]	0.19%[3]	0.22%	0.27% [4]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.01%	0.02%	0.04%	1.03%

The expense ratio and net income ratio for the current period have been annualized.
1 Net investment income, dividends from net investment income, and distributions from realized capital gains were each less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2014, 0.14% for 2013, 0.16% for 2012, and
0.20% for 2011. See Note B in the Notes to Financial Statements.
4 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $369,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2014, Vanguard’s expenses were reduced by $249,000 (an effective annual rate of 0.01% of the fund’s average net assets).

38

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

39

Admiral Treasury Money Market Fund

Fund Profile
As of February 28, 2014

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.09%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	58 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratio was 0.06%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.09%.

40

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2003, Through February 28, 2014
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2004	0.91%	0.39%
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.02	0.00
2014	0.01	0.00

7-day SEC yield (2/28/2014): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.01%	0.06%	1.58%

See Financial Highlights for dividend information.

41

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.9%)
United States Treasury Bill	0.075%	3/6/14	510,000	509,995
United States Treasury Bill	0.050%–0.080%	3/13/14	1,470,000	1,469,967
United States Treasury Bill	0.035%–0.071%	3/20/14	976,262	976,229
United States Treasury Bill	0.060%–0.071%	3/27/14	810,748	810,707
United States Treasury Bill	0.065%	4/3/14	750,000	749,955
United States Treasury Bill	0.063%	4/10/14	450,000	449,968
United States Treasury Bill	0.055%	5/1/14	800,000	799,925
United States Treasury Bill	0.038%	5/8/14	867,008	866,946
United States Treasury Bill	0.095%	5/15/14	650,000	649,871
United States Treasury Bill	0.048%–0.051%	5/22/14	765,000	764,914
United States Treasury Bill	0.046%	5/29/14	655,000	654,926
United States Treasury Bill	0.105%	6/5/14	300,000	299,916
United States Treasury Bill	0.098%	6/12/14	120,000	119,967
United States Treasury Bill	0.087%	6/26/14	100,000	99,972
United States Treasury Bill	0.088%	7/10/14	312,000	311,901
United States Treasury Note/Bond	1.750%	3/31/14	200,000	200,275
United States Treasury Note/Bond	4.750%	5/15/14	400,000	403,846
United States Treasury Note/Bond	2.250%	5/31/14	50,000	50,272
United States Treasury Note/Bond	0.250%	6/30/14	500,368	500,647
United States Treasury Note/Bond	2.375%	8/31/14	208,000	210,349
United States Treasury Note/Bond	0.250%	9/30/14	50,000	50,044
Total U.S. Government and Agency Obligations (Cost $10,950,592)				10,950,592
Total Investments (99.9%) (Cost $10,950,592)				10,950,592
Other Assets and Liabilities (0.1%)
Other Assets				17,532
Liabilities				(6,750)
				10,782
Net Assets (100%)
Applicable to 10,958,391,194 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				10,961,374
Net Asset Value Per Share				$1.00

42

Admiral Treasury Money Market Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	10,961,431
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(57)
Net Assets	10,961,374

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

43

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest	3,650
Total Income	3,650
Expenses
The Vanguard Group—Note B
Investment Advisory Services	144
Management and Administrative	3,985
Marketing and Distribution	831
Custodian Fees	59
Shareholders’ Reports	22
Trustees’ Fees and Expenses	5
Total Expenses	5,046
Expense Reduction—Note B	(1,956)
Net Expenses	3,090
Net Investment Income	560
Realized Net Gain (Loss) on Investment Securities Sold	(74)
Net Increase (Decrease) in Net Assets Resulting from Operations	486

See accompanying Notes, which are an integral part of the Financial Statements.

44

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	560	1,989
Realized Net Gain (Loss)	(74)	3
Net Increase (Decrease) in Net Assets Resulting from Operations	486	1,992
Distributions
Net Investment Income	(560)	(1,989)
Realized Capital Gain[1]	(185)	—
Total Distributions	(745)	(1,989)
Capital Share Transactions (at $1.00 per share)
Issued	340,902	733,020
Issued in Lieu of Cash Distributions	727	1,932
Redeemed	(1,039,521)	(2,429,133)
Net Increase (Decrease) from Capital Share Transactions	(697,892)	(1,694,181)
Total Increase (Decrease)	(698,151)	(1,694,178)
Net Assets
Beginning of Period	11,659,525	13,353,703
End of Period	10,961,374	11,659,525

1 Includes fiscal 2014 short-term gain distributions totaling $185,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Admiral Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 0000[1]	.0002	.0001	.0002	.0003	.007
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0000	.0002	.0001	.0002	.0003	.007
Distributions
Dividends from Net Investment Income	(.0000)[1]	(.0002)	(.0001)	(.0002)	(.0003)	(.007)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—	—
Total Distributions	(.0000)	(.0002)	(.0001)	(.0002)	(.0003)	(.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.01%	0.02%	0.01%	0.02%	0.03%	0.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,961	$11,660	$13,354	$15,314	$18,726	$25,435
Ratio of Expenses to
Average Net Assets	0.06%[3]	0.08% [3]	0.05%[3]	0.11%[3]	0.14%	0.15%[4]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.01%	0.02%	0.03%	0.74%

The expense ratio and net income ratio for the current period have been annualized.
1 Net investment income, dividends from net investment income, and distributions from realized capital gains were each less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2014, 0.09% for 2013, 0.10% for 2012, and
0.12% for 2011. See Note B in the Notes to Financial Statements.
4 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements. 1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $1,233,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.49% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2014, Vanguard’s expenses were reduced by $1,956,000 (an effective annual rate of 0.03% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

47

Admiral Treasury Money Market Fund

At February 28, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

48

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

49

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2013	2/28/2014	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.14	$0.69
Institutional Shares	1,000.00	1,000.34	0.50
Federal Money Market Fund	$1,000.00	$1,000.11	$0.50
Admiral Treasury Money Market Fund	$1,000.00	$1,000.07	$0.30
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.30	0.50
Federal Money Market Fund	$1,000.00	$1,024.30	$0.50
Admiral Treasury Money Market Fund	$1,000.00	$1,024.50	$0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.14% for Investor Shares and 0.10% for Institutional Shares; for the Federal Money Market Fund, 0.10%; and for the Admiral Treasury Money Market Fund, 0.06%. The annualized six-month expense ratios for the Prime Money Market Fund Investor Shares, the Federal Money Market Fund, and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the annualized six-month expense ratios were: for the Prime Money Market Fund Investor Shares, 0.16%; for the Federal Money Market Fund, 0.11%; for the Admiral Treasury Money Market Fund, 0.09%.

50

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

51

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q302 042014

Semiannual Report | February 28, 2014
Vanguard S&P Mid-Cap 400 Index Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
S&P Mid-Cap 400 Index Fund.	9
S&P Mid-Cap 400 Value Index Fund.	26
S&P Mid-Cap 400 Growth Index Fund.	42
About Your Fund’s Expenses.	57
Glossary.	59

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
Total
Returns
Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares	16.95%
ETF Shares
Market Price	16.92
Net Asset Value	16.91
S&P MidCap 400 Index	17.01
Mid-Cap Core Funds Average	16.64
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares	16.29%
ETF Shares
Market Price	16.20
Net Asset Value	16.22
S&P MidCap 400 Value Index	16.36
Mid-Cap Value Funds Average	16.02
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard S&P Mid-Cap 400 Growth Index Fund
Institutional Shares	17.60%
ETF Shares
Market Price	17.54
Net Asset Value	17.52
S&P MidCap 400 Growth Index	17.64
Mid-Cap Growth Funds Average	18.30
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Chairman’s Letter

Dear Shareholder,

Aside from a temporary setback in January, U.S. stocks kept climbing during the six months ended February 28, 2014. The environment was generally quite favorable for stocks of midsized and small companies, which outperformed their larger counterparts and the broad U.S. market.

Six-month returns for the Vanguard S&P Mid-Cap 400 Index Funds clustered in a narrow range, from more than 16% for the Value Fund to more than 17% for the Growth Fund. Vanguard S&P Mid-Cap 400 Index Fund, which encompasses both growth and value stocks, was in between with a return of about 17%.

Each fund achieved its objective of closely tracking the performance of its target index, and only the Growth Fund lagged the average return of its peer group.

Mostly positive factors lifted U.S. stock markets
Favorable corporate earnings, generally positive economic news, and the Federal Reserve’s still-accommodative bond-buying program helped the broad U.S. stock market post a strong six-month return of about 16%.

International stocks, in aggregate, returned about 12%. Most of the strength came from the developed markets of Europe; those of the Pacific Rim delivered a mid-single-digit return. Emerging markets, which have been particularly volatile amid concerns about slower growth in China and the effects of higher interest rates as the Fed winds down its stimulus, also managed a mid-single-digit gain.

Bonds staged a rebound after last year’s swoon
Bond markets posted six-month gains after slumping in 2013 as investors worried over the future of the Fed’s bond-buying program. Even as the Fed began trimming its purchases in January, bonds seemed to regain their appeal. The broad U.S. taxable bond market returned 2.84% for the half year. The yield of the 10-year Treasury note finished the six months at 2.64%, down a bit from 2.76% at the end of August. (Bond prices and yields move in opposite directions.) Money market and savings account returns remained capped by the Fed’s target of 0%–0.25% for short-term interest rates.

Municipal bonds, which had declined sharply in the fiscal year ended August 31, returned 5.71%. The market had been roiled during the summer by headlines about Detroit’s bankruptcy and Puerto Rico’s fiscal woes, but as the headlines receded, investors seemed to take a more comprehensive view of state and local finances. Our chief investment officer, Tim Buckley, noted recently that, on the whole, “municipalities out there are actually doing a lot better than they were a few years ago.”

Market Barometer

			Total Returns
		Periods Ended February 28, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.67%	26.34%	23.63%
Russell 2000 Index (Small-caps)	17.75	31.56	26.63
Russell 3000 Index (Broad U.S. market)	15.83	26.74	23.86
FTSE All-World ex US Index (International)	12.20	12.19	17.71

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.84%	0.15%	5.13%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.71	-0.21	5.68
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	0.08

CPI
Consumer Price Index	0.39%	1.13%	2.04%

International bond markets (as measured by the Barclays Global Aggregate Index ex USD, unhedged for currency exposure) returned 4.93%.

Stocks of midsized companies held their lead over larger firms
The February stock market rally after January’s dip helped the S&P 500 Index, a commonly watched indicator of large companies, close at another high. Also hitting a high was the S&P MidCap 400 Index, which represents about 7% of the total value of the U.S. stock market.

In the first half of the new fiscal year, the returns of midsized companies continued to outpace those of large companies, as they had in fiscal-year 2013. Within the S&P family of indexes, the returns of mid-capitalization stocks were in line with those of small-caps—some of the market’s best performers last year. Among both large and midsized companies, growth stocks outperformed their value-oriented counterparts, a reversal of last year’s trend. (Value outpaced growth among small companies.)

Strong performance in three of its largest sectors helped make Vanguard S&P Mid-Cap 400 Growth Index Fund the best performer of the trio with a return of 17.52% for ETF Shares (based on net asset value). Together, consumer discretionary, industrial, and information technology stocks contributed almost 11 percentage points to the fund’s total return. Notwith-

Expense Ratios
Your Fund Compared With Its Peer Group
	Institutional	ETF	Peer Group
	Shares	Shares	Average
S&P Mid-Cap 400 Index Fund	0.08%	0.15%	1.21%
S&P Mid-Cap 400 Value Index Fund	0.10	0.22	1.30
S&P Mid-Cap 400 Growth Index Fund	0.08	0.20	1.30

The fund expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the funds’ annualized expense ratios were: for the S&P Mid-Cap 400 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the S&P Mid-Cap 400 Index Fund, Mid-Cap Core Funds; for the S&P Mid-Cap 400 Value Index Fund, Mid-Cap Value Funds; and for the S&P Mid-Cap 400 Growth Index Fund, Mid-Cap Growth Funds.

standing harsh winter weather across much of the United States, consumers opened their wallets. Industrials—notably makers of machinery and equipment—and information technology stocks benefited from continued modest growth in the global economy.

Trends were similar in the Mid-Cap 400 Index Fund, which includes both value and growth stocks and returned 16.91% for ETF Shares. Financials, the largest sector, joined consumer discretionary, industrial, and information technology stocks as the leading contributors to the fund’s return. Real estate investment trusts (REITs), the largest slice of the financial sector, notably boosted results. So, too, did U.S. banks, whose profits continued to grow, aided by the economic recovery and cost cutting.

In the Mid-Cap Value Index Fund, whose ETF Shares returned 16.22%, the financial sector made the largest contribution to total return by virtue of its size—nearly 30% of assets at the end of February. The highest returns, however, were posted by the information technology sector (up more than 25%) and by consumer discretionary and industrials (both up about 19%).

Taking just a slice of the market can add risk to your portfolio
Like other Vanguard funds that are devoted to particular market-capitalization ranges, the Vanguard S&P Mid-Cap 400 Index Funds offer you a low-cost, transparent way to gain exposure to a specific segment of the market. These funds can do important work for an investor—filling in a gap in a portfolio, for example.

A note on expense ratios

The Expense Ratios table in each shareholder report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

But keep in mind that by choosing just a slice of the market-capitalization pie, you’re also choosing to take on additional risk. Investors who depart from a market-

proportional approach by overweighting a certain segment of the market are exposing themselves to more volatility by reducing their portfolio’s level of diversification.

The appeal of low-cost investing is growing

Minimizing investment costs is a critical part of every investor’s toolkit. Why? Because every dollar paid for fund management expenses is simply a dollar less that can work on your behalf.

Put another way, the lower your mutual fund’s costs, the greater your share of the fund’s return. Not surprisingly, research indicates that lower-cost investments have tended to outperform their higher-cost counterparts.

Investors are catching on to the value of lower-cost mutual funds. Funds with lower expense ratios dominated in attracting investment dollars over the decade ended December 31, 2012, according to a Vanguard research paper. (You can read the paper, Costs Matter: Are Fund Investors Voting With Their Feet?, at vanguard.com/research.) And, as the chart below shows, Vanguard’s leadership in keeping down costs for investors seems to have encouraged the industry to reduce its average costs—at least over the past decade.

Even so, Vanguard’s average expenses continue to be less than one-fifth the industry average: 0.19% versus 1.08% (as of December 31, 2013). That cost difference remains a powerful tool in the hands of Vanguard clients.

Vanguard fund costs remain far below industry average

Diversification is, of course, a powerful strategy for managing risk. Vanguard generally counsels that investors have exposure to large-, mid-, and small-cap stocks in a way that approximates the U.S. stock market, because this approach helps ensure that they stay diversified.

As we say in Vanguard’s Principles for Investing Success: “Leadership among market segments changes constantly and rapidly, so investors must diversify both to mitigate losses and to participate in gains.” (Our investment principles are summarized inside the front cover of this report, and you can read more at vanguard.com/research.)

You can achieve a balanced market-cap representation through a total stock market fund, or you can assemble segment-specific funds in a way that mirrors the overall market. Either way, appropriate diversification should remain paramount.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 19, 2014

Your Fund’s Performance at a Glance
August 31, 2013, Through February 28, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares	$159.20	$184.35	$1.742	$0.000
ETF Shares	79.72	92.33	0.831	0.000
Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares	$155.83	$179.56	$1.568	$0.000
ETF Shares	77.93	89.79	0.744	0.000
Vanguard S&P Mid-Cap 400 Growth Index
Fund
Institutional Shares	$161.12	$188.02	$1.372	$0.000
ETF Shares	80.96	94.51	0.607	0.000

S&P Mid-Cap 400 Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VSPMX	IVOO
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	1.27%	1.20%

Portfolio Characteristics
			DJ
			U.S.
			Total
		S&P	Market
		MidCap	FA
	Fund	400 Index	Index
Number of Stocks	400	400	3,622
Median Market Cap	$4.9B	$4.9B	$42.4B
Price/Earnings Ratio	23.2x	23.2x	19.8x
Price/Book Ratio	2.5x	2.5x	2.6x
Return on Equity	12.4%	12.4%	16.8%
Earnings Growth
Rate	13.5%	13.5%	12.0%
Dividend Yield	1.4%	1.4%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	14%	—	—
Short-Term Reserves	0.2%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P MidCap	Market
	400 Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.14

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Green Mountain Coffee	Packaged Foods &
Roasters Inc.	Meats	0.9%
Henry Schein Inc.	Health Care
	Distributors	0.6
Cimarex Energy Co.	Oil & Gas Exploration
	& Production	0.6
Affiliated Managers	Asset Management
Group Inc.	& Custody Banks	0.6
Endo Health Solutions
Inc.	Pharmaceuticals	0.6
Trimble Navigation Ltd.	Electronic
	Manufacturing
	Services	0.6
Equinix Inc.	Internet Software &
	Services	0.6
Church & Dwight Co.
Inc.	Household Products	0.6
SL Green Realty Corp.	Office REITs	0.6
Advance Auto Parts Inc.	Automotive Retail	0.6
Top Ten		6.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

S&P Mid-Cap 400 Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		S&P	Market
		MidCap	FA
	Fund	400 Index	Index
Consumer Discretionary	13.1%	13.1%	13.2%
Consumer Staples	4.1	4.1	8.2
Energy	5.5	5.5	9.3
Financials	22.7	22.9	17.2
Health Care	9.5	9.5	13.3
Industrials	16.8	16.8	11.5
Information Technology	16.1	16.0	18.3
Materials	7.2	7.1	3.9
Telecommunication
Services	0.4	0.4	2.1
Utilities	4.6	4.6	3.0

S&P Mid-Cap 400 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2014

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	3/28/2011[1]	33.41%	14.26%
ETF Shares	9/7/2010
Market Price		33.24	20.55
Net Asset Value		33.30	20.54

1 Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The total returns shown are based on the period beginning March 28, 2011.

See Financial Highlights for dividend and capital gains information.

S&P Mid-Cap 400 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (13.0%)
	Advance Auto Parts Inc.	35,477	4,518
*	Under Armour Inc. Class A	39,105	4,425
	Polaris Industries Inc.	31,378	4,206
*	LKQ Corp.	146,431	4,084
	Signet Jewelers Ltd.	39,072	3,733
*	Jarden Corp.	58,266	3,582
	Hanesbrands Inc.	48,274	3,537
*	Toll Brothers Inc.	77,412	3,020
	Foot Locker Inc.	72,327	3,017
	Dick’s Sporting Goods Inc.	49,624	2,663
	Williams-Sonoma Inc.	43,423	2,529
*	NVR Inc.	2,041	2,433
*	Panera Bread Co. Class A	13,054	2,367
	Gentex Corp.	70,608	2,215
*	AMC Networks Inc. Class A	28,914	2,198
	Domino’s Pizza Inc.	27,182	2,149
	Carter’s Inc.	26,599	2,004
	Brunswick Corp.	44,367	1,987
	Tupperware Brands Corp.	24,715	1,943
	Service Corp. International	103,400	1,933
	Brinker International Inc.	32,695	1,798
*	Lamar Advertising Co.
	Class A	31,799	1,705
*	Apollo Education Group Inc.	48,691	1,623
	Sotheby’s	33,459	1,573
*	Tempur Sealy
	International Inc.	29,452	1,528
*	Cabela’s Inc.	22,689	1,505
	Cinemark Holdings Inc.	50,544	1,487
	Abercrombie & Fitch Co.	37,198	1,474
	John Wiley & Sons Inc.
	Class A	22,555	1,309
*	Bally Technologies Inc.	18,975	1,286
	Chico’s FAS Inc.	77,316	1,278
*	Deckers Outdoor Corp.	16,817	1,250
	Thor Industries Inc.	21,797	1,221
	Wendy’s Co.	126,896	1,216

			Market
			Value
		Shares	($000)
	American Eagle
	Outfitters Inc.	82,603	1,200
	CST Brands Inc.	36,808	1,197
	DeVry Education Group Inc.	27,719	1,164
*	Ascena Retail Group Inc.	62,686	1,146
*	Office Depot Inc.	232,374	1,146
	Aaron’s Inc.	37,133	1,141
	Cheesecake Factory Inc.	23,425	1,113
*,^	JC Penney Co. Inc.	147,843	1,076
*	DreamWorks Animation
	SKG Inc. Class A	34,674	1,037
	New York Times Co.
	Class A	61,240	1,006
	HSN Inc.	16,217	930
*	Life Time Fitness Inc.	19,073	900
	Guess? Inc.	28,922	877
*	Murphy USA Inc.	21,615	877
	Meredith Corp.	18,008	843
*	Big Lots Inc.	28,293	836
	KB Home	40,268	821
*	ANN Inc.	22,291	795
	Bob Evans Farms Inc.	13,242	685
	Rent-A-Center Inc.	25,984	653
	MDC Holdings Inc.	18,984	592
	Matthews International
	Corp. Class A	13,247	543
	International Speedway
	Corp. Class A	13,510	456
*	Scientific Games Corp.
	Class A	23,515	315
			100,145
Consumer Staples (4.1%)
	Green Mountain Coffee
	Roasters Inc.	63,885	7,013
	Church & Dwight Co. Inc.	67,634	4,598
	Energizer Holdings Inc.	30,330	2,952
	Ingredion Inc.	37,409	2,463
*	WhiteWave Foods Co.
	Class A	84,610	2,394
	Hillshire Brands Co.	60,012	2,253

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
*	Hain Celestial Group Inc.	23,313	2,082
	Flowers Foods Inc.	85,448	1,758
*	United Natural Foods Inc.	24,132	1,747
*	Post Holdings Inc.	15,912	909
	Lancaster Colony Corp.	9,403	848
	Dean Foods Co.	45,824	678
	Universal Corp.	11,272	650
*	SUPERVALU Inc.	95,750	620
	Tootsie Roll Industries Inc.	10,015	291
			31,256
Energy (5.5%)
	Cimarex Energy Co.	42,304	4,895
	HollyFrontier Corp.	96,793	4,411
	Oceaneering
	International Inc.	52,701	3,772
	Energen Corp.	35,402	2,848
*	Gulfport Energy Corp.	40,952	2,707
*	Oil States International Inc.	26,908	2,554
	SM Energy Co.	32,681	2,410
	Superior Energy Services Inc.	77,804	2,302
*	Dril-Quip Inc.	19,851	2,135
	Patterson-UTI Energy Inc.	70,362	2,048
*	Dresser-Rand Group Inc.	37,217	2,022
	World Fuel Services Corp.	35,187	1,584
*	Atwood Oceanics Inc.	28,073	1,330
*	Rosetta Resources Inc.	29,832	1,324
*	Unit Corp.	21,279	1,307
	CARBO Ceramics Inc.	9,663	1,199
	Tidewater Inc.	24,141	1,176
*	Helix Energy Solutions
	Group Inc.	47,904	1,133
*	Bill Barrett Corp.	23,780	603
*	Alpha Natural
	Resources Inc.	107,270	576
			42,336
Financials (22.6%)
*	Affiliated Managers
	Group Inc.	25,806	4,853
	SL Green Realty Corp.	46,207	4,590
	Realty Income Corp.	100,403	4,460
	Fidelity National Financial
	Inc. Class A	133,575	4,416
	Federal Realty
	Investment Trust	31,680	3,526
	Everest Re Group Ltd.	23,332	3,482
	New York Community
	Bancorp Inc.	214,740	3,432
	Raymond James
	Financial Inc.	60,033	3,169
	UDR Inc.	122,128	3,152
*	Alleghany Corp.	8,166	3,148
	Essex Property Trust Inc.	18,526	3,098
*	Signature Bank	23,033	3,016
	Arthur J Gallagher & Co.	64,067	2,960
	Waddell & Reed Financial
	Inc. Class A	41,602	2,900

			Market
			Value
		Shares	($000)
	Rayonier Inc.	61,494	2,896
*	SVB Financial Group	22,242	2,800
	Camden Property Trust	41,549	2,771
	Liberty Property Trust	71,396	2,732
	Jones Lang LaSalle Inc.	21,643	2,666
	Duke Realty Corp.	158,676	2,666
	Reinsurance Group of
	America Inc. Class A	34,378	2,647
	Extra Space Storage Inc.	53,558	2,630
	Alexandria Real Estate
	Equities Inc.	34,937	2,531
*	MSCI Inc. Class A	57,767	2,525
	East West Bancorp Inc.	69,922	2,496
	Mid-America Apartment
	Communities Inc.	36,481	2,468
	SEI Investments Co.	69,917	2,347
	BRE Properties Inc.	37,657	2,326
	Kilroy Realty Corp.	40,037	2,303
	CBOE Holdings Inc.	42,540	2,298
	Regency Centers Corp.	45,043	2,287
	Eaton Vance Corp.	59,200	2,240
	WR Berkley Corp.	53,370	2,201
	Taubman Centers Inc.	31,005	2,184
	HCC Insurance
	Holdings Inc.	48,883	2,146
	National Retail
	Properties Inc.	59,448	2,134
	RenaissanceRe
	Holdings Ltd.	21,666	2,069
	Senior Housing
	Properties Trust	91,796	2,047
	Protective Life Corp.	38,328	1,998
	American Financial
	Group Inc.	34,876	1,993
	BioMed Realty Trust Inc.	93,719	1,938
	Hospitality Properties Trust	72,361	1,918
	Cullen/Frost Bankers Inc.	25,676	1,916
	Omega Healthcare
	Investors Inc.	59,771	1,910
	American Campus
	Communities Inc.	51,116	1,888
	Corrections Corp.
	of America	56,514	1,885
	Old Republic
	International Corp.	117,955	1,835
	Commerce Bancshares Inc.	39,747	1,775
	Prosperity Bancshares Inc.	27,668	1,752
	Brown & Brown Inc.	58,173	1,751
	City National Corp.	23,088	1,728
	Weingarten Realty Investors	54,724	1,669
	FirstMerit Corp.	80,374	1,669
	Highwoods Properties Inc.	43,866	1,654
	Synovus Financial Corp.	473,454	1,648
	Home Properties Inc.	27,702	1,633
	First Niagara Financial
	Group Inc.	172,366	1,563

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
	StanCorp Financial
	Group Inc.	21,421	1,418
	First American
	Financial Corp.	51,468	1,387
	Hancock Holding Co.	39,980	1,378
	First Horizon National Corp.	115,071	1,377
	Webster Financial Corp.	43,989	1,362
	Associated Banc-Corp	79,136	1,321
	TCF Financial Corp.	80,273	1,294
	Bank of Hawaii Corp.	21,677	1,267
	Federated Investors Inc.
	Class B	45,861	1,257
	Hanover Insurance
	Group Inc.	21,354	1,256
	Aspen Insurance
	Holdings Ltd.	31,951	1,200
	Primerica Inc.	26,695	1,196
	Fulton Financial Corp.	93,698	1,153
	Corporate Office
	Properties Trust	42,542	1,135
	Washington Federal Inc.	49,554	1,111
	Valley National Bancorp	97,180	980
	BancorpSouth Inc.	40,788	976
	Kemper Corp.	24,937	967
	Mack-Cali Realty Corp.	42,849	953
	Cathay General Bancorp	35,791	909
	Alexander & Baldwin Inc.	20,718	862
	Janus Capital Group Inc.	72,511	811
	Mercury General Corp.	17,605	797
	Trustmark Corp.	32,611	787
	Potlatch Corp.	19,673	780
	Equity One Inc.	30,718	713
	Greenhill & Co. Inc.	12,672	675
	Westamerica Bancorporation	12,928	650
	International
	Bancshares Corp.	27,731	643
	Astoria Financial Corp.	40,804	559
			173,909
Health Care (9.5%)
*	Henry Schein Inc.	41,820	4,978
*	Endo Health Solutions Inc.	60,292	4,813
*	Mettler-Toledo
	International Inc.	14,459	3,554
	Universal Health Services
	Inc. Class B	43,558	3,497
*	Salix Pharmaceuticals Ltd.	30,636	3,306
*	IDEXX Laboratories Inc.	25,276	3,182
	Cooper Cos. Inc.	23,841	3,057
	ResMed Inc.	69,203	3,046
*	MEDNAX Inc.	48,993	2,980
	Omnicare Inc.	50,158	2,954
*	Hologic Inc.	133,031	2,897
*	Cubist Pharmaceuticals Inc.	36,072	2,869
*	Covance Inc.	27,357	2,833
*	Community Health
	Systems Inc.	55,291	2,295

			Market
			Value
		Shares	($000)
*	United Therapeutics Corp.	22,543	2,286
	Teleflex Inc.	20,072	2,047
*	Mallinckrodt plc	28,147	1,905
*	Sirona Dental Systems Inc.	26,833	1,891
*	Align Technology Inc.	34,479	1,804
*	Allscripts Healthcare
	Solutions Inc.	77,337	1,436
	Techne Corp.	16,155	1,435
*	Charles River Laboratories
	International Inc.	23,430	1,392
*	VCA Antech Inc.	43,213	1,338
	STERIS Corp.	28,665	1,323
*	Health Net Inc.	38,713	1,318
*	WellCare Health Plans Inc.	21,279	1,316
*	Bio-Rad Laboratories Inc.
	Class A	9,780	1,269
*	LifePoint Hospitals Inc.	22,891	1,242
	Hill-Rom Holdings Inc.	28,562	1,081
	Owens & Minor Inc.	30,730	1,067
*	Thoratec Corp.	27,735	1,030
*	HMS Holdings Corp.	42,969	879
*	Masimo Corp.	24,972	638
			72,958
Industrials (16.8%)
*	B/E Aerospace Inc.	47,970	4,041
*	United Rentals Inc.	45,414	4,012
	Fortune Brands Home
	& Security Inc.	80,962	3,784
	Wabtec Corp.	46,909	3,723
	Towers Watson & Co.
	Class A	31,442	3,430
	JB Hunt Transport
	Services Inc.	44,775	3,218
	Hubbell Inc. Class B	26,199	3,132
	Manpowergroup Inc.	38,475	3,007
	Lincoln Electric Holdings Inc.	39,752	2,980
	IDEX Corp.	39,510	2,966
	Acuity Brands Inc.	20,910	2,949
	Alaska Air Group Inc.	33,847	2,933
*	Kirby Corp.	27,649	2,892
	Donaldson Co. Inc.	65,526	2,807
	Trinity Industries Inc.	38,034	2,731
	Waste Connections Inc.	60,276	2,608
	Carlisle Cos. Inc.	31,030	2,461
*	Genesee & Wyoming Inc.
	Class A	24,788	2,452
	Huntington Ingalls
	Industries Inc.	24,087	2,441
	Oshkosh Corp.	42,148	2,437
	Terex Corp.	54,348	2,420
	SPX Corp.	22,126	2,383
	Timken Co.	38,782	2,341
	Graco Inc.	29,873	2,331
	AGCO Corp.	44,173	2,318
	Nordson Corp.	29,451	2,155
	Alliant Techsystems Inc.	15,536	2,094

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
	Lennox International Inc.	22,219	2,042
	MSC Industrial Direct Co.
	Inc. Class A	23,510	2,030
	KBR Inc.	72,267	1,996
*	Copart Inc.	54,509	1,986
	ITT Corp.	44,246	1,942
	Valmont Industries Inc.	13,067	1,903
	Exelis Inc.	91,863	1,877
	AO Smith Corp.	37,381	1,858
	RR Donnelley & Sons Co.	96,439	1,845
*	Old Dominion Freight
	Line Inc.	34,047	1,813
	Crane Co.	23,786	1,699
	URS Corp.	36,529	1,699
	Kennametal Inc.	38,253	1,673
	Triumph Group Inc.	25,347	1,653
*	Esterline Technologies Corp.	15,304	1,648
	Regal-Beloit Corp.	21,946	1,617
*	AECOM Technology Corp.	47,811	1,527
	GATX Corp.	22,496	1,460
	CLARCOR Inc.	24,384	1,413
	Watsco Inc.	13,186	1,297
	Woodward Inc.	29,506	1,286
	Landstar System Inc.	22,259	1,285
*	Clean Harbors Inc.	26,876	1,270
	Deluxe Corp.	24,588	1,241
	Corporate Executive
	Board Co.	16,364	1,224
	Con-way Inc.	27,696	1,056
	Harsco Corp.	39,269	986
*	JetBlue Airways Corp.	105,831	935
	Rollins Inc.	31,245	933
	Herman Miller Inc.	28,628	807
	Mine Safety Appliances Co.	15,344	789
	HNI Corp.	21,965	781
	General Cable Corp.	24,154	743
	Brink’s Co.	23,429	713
	Granite Construction Inc.	17,555	645
	Werner Enterprises Inc.	22,183	573
*	FTI Consulting Inc.	19,522	570
	Matson Inc.	20,722	500
	UTi Worldwide Inc.	44,238	435
			128,796
Information Technology (16.0%)
*	Trimble Navigation Ltd.	125,598	4,791
*	Equinix Inc.	24,246	4,606
*	ANSYS Inc.	45,134	3,770
*	Cree Inc.	58,793	3,612
*,^	3D Systems Corp.	46,558	3,536
*	Skyworks Solutions Inc.	91,442	3,242
*	Gartner Inc.	44,897	3,123
*	Synopsys Inc.	75,207	3,038
	Avnet Inc.	67,006	2,917
*	Concur Technologies Inc.	22,933	2,831
*	Arrow Electronics Inc.	49,067	2,779
*	NCR Corp.	81,046	2,760

			Market
			Value
		Shares	($000)
	Global Payments Inc.	35,560	2,501
	Jack Henry & Associates Inc.	41,753	2,427
	Solera Holdings Inc.	33,593	2,298
*	PTC Inc.	58,297	2,292
*	Ingram Micro Inc.	75,200	2,215
*	Informatica Corp.	52,938	2,200
*	SunEdison Inc.	119,655	2,197
	Broadridge Financial
	Solutions Inc.	58,144	2,195
*	Cadence Design
	Systems Inc.	140,376	2,152
	FactSet Research
	Systems Inc.	19,556	2,059
*	Rackspace Hosting Inc.	55,928	2,056
*	MICROS Systems Inc.	36,726	2,039
*	Teradyne Inc.	93,474	1,896
*	WEX Inc.	18,964	1,836
*	Riverbed Technology Inc.	78,984	1,760
*	Zebra Technologies Corp.	24,520	1,692
*	Atmel Corp.	207,740	1,674
*	AOL Inc.	38,213	1,673
*	TIBCO Software Inc.	74,636	1,626
	Leidos Holdings Inc.	35,465	1,584
*	JDS Uniphase Corp.	113,382	1,562
*	Fortinet Inc.	66,862	1,548
*	VeriFone Systems Inc.	53,193	1,540
*	CommVault Systems Inc.	21,642	1,491
*	CoreLogic Inc.	45,636	1,488
*	SolarWinds Inc.	31,837	1,470
	National Instruments Corp.	47,534	1,377
*	Acxiom Corp.	36,576	1,362
	DST Systems Inc.	14,373	1,351
*	Knowles Corp.	41,505	1,334
	Lexmark International Inc.
	Class A	30,236	1,274
*	Rovi Corp.	49,756	1,236
*	Ciena Corp.	50,219	1,234
	Diebold Inc.	31,080	1,162
	Compuware Corp.	105,449	1,155
*	ACI Worldwide Inc.	18,766	1,126
*	Advanced Micro
	Devices Inc.	299,482	1,111
*	NeuStar Inc. Class A	30,486	1,092
*	Tech Data Corp.	18,383	1,059
	Mentor Graphics Corp.	47,425	1,026
	Convergys Corp.	49,517	1,014
*	Silicon Laboratories Inc.	19,313	1,004
*	RF Micro Devices Inc.	137,052	970
	Plantronics Inc.	21,309	946
*	International Rectifier Corp.	34,612	933
	Vishay Intertechnology Inc.	65,956	933
*	Polycom Inc.	69,579	930
	Fair Isaac Corp.	16,826	904
*	Fairchild Semiconductor
	International Inc. Class A	61,644	868
*	Semtech Corp.	33,316	831

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
*	Integrated Device
	Technology Inc.	66,943	789
	Intersil Corp. Class A	61,980	788
*	Conversant Inc.	30,463	757
	Science Applications
	International Corp.	20,225	754
	ADTRAN Inc.	28,003	734
*	Itron Inc.	19,002	665
	Cypress
	Semiconductor Corp.	67,481	661
	InterDigital Inc.	20,000	610
	Advent Software Inc.	19,573	601
	ManTech International
	Corp. Class A	11,461	335
			123,402
Materials (7.1%)
	Rock-Tenn Co. Class A	35,089	3,917
	Packaging Corp. of America	47,771	3,482
	Ashland Inc.	35,111	3,313
	Valspar Corp.	39,262	2,935
	Martin Marietta
	Materials Inc.	22,525	2,748
	RPM International Inc.	64,751	2,710
	Albemarle Corp.	39,645	2,616
	Reliance Steel &
	Aluminum Co.	37,670	2,610
	Royal Gold Inc.	31,764	2,183
	Eagle Materials Inc.	24,358	2,153
	AptarGroup Inc.	32,126	2,126
	Sonoco Products Co.	49,737	2,088
	NewMarket Corp.	5,563	2,056
	Steel Dynamics Inc.	108,291	1,889
	Domtar Corp.	15,804	1,751
	Cytec Industries Inc.	17,268	1,635
	Cabot Corp.	29,025	1,571
	Carpenter Technology Corp.	25,794	1,526
	Compass Minerals
	International Inc.	16,300	1,391
*	Louisiana-Pacific Corp.	68,712	1,291
	Sensient Technologies Corp.	24,372	1,278
	Scotts Miracle-Gro Co.
	Class A	21,391	1,222
	Commercial Metals Co.	56,973	1,102
	Worthington Industries Inc.	25,788	1,028
	Silgan Holdings Inc.	21,301	1,027
	Olin Corp.	38,736	1,014
	Minerals Technologies Inc.	16,760	897
	Greif Inc. Class A	14,780	740
*	Intrepid Potash Inc.	26,749	396
			54,695
Telecommunication Services (0.4%)
*	tw telecom inc Class A	70,283	2,151
	Telephone & Data
	Systems Inc.	48,066	1,096
			3,247

		Market
		Value
	Shares	($000)
Utilities (4.6%)
OGE Energy Corp.	96,663	3,480
MDU Resources Group Inc.	91,974	3,123
National Fuel Gas Co.	40,763	3,062
Alliant Energy Corp.	54,036	2,931
UGI Corp.	55,665	2,488
Atmos Energy Corp.	48,172	2,221
Aqua America Inc.	86,209	2,172
Westar Energy Inc. Class A	62,033	2,123
Questar Corp.	85,407	2,028
Great Plains Energy Inc.	74,897	1,968
Vectren Corp.	40,105	1,543
Cleco Corp.	29,436	1,455
IDACORP Inc.	24,459	1,374
Hawaiian Electric
Industries Inc.	48,497	1,232
Black Hills Corp.	21,659	1,228
PNM Resources Inc.	38,776	1,014
WGL Holdings Inc.	25,188	1,012
* ONE Gas Inc.	25,162	855
		35,309
Total Common Stocks
(Cost $647,861)		766,053
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market
Liquidity Fund, 0.130%	4,865,179	4,865

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.065%, 3/21/14	100	100
[4,5] Federal Home Loan
Bank Discount Notes,
0.125%, 5/30/14	200	200
		300
Total Temporary Cash Investments
(Cost $5,165)		5,165
Total Investments (100.3%)
(Cost $653,026)		771,218
Other Assets and Liabilities (-0.3%)
Other Assets		3,422
Liabilities[3]		(5,684)
		(2,262)
Net Assets (100%)		768,956

S&P Mid-Cap 400 Index Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	652,417
Undistributed Net Investment Income	1,035
Accumulated Net Realized Losses	(2,757)
Unrealized Appreciation (Depreciation)
Investment Securities	118,192
Futures Contracts	69
Net Assets	768,956

Institutional Shares—Net Assets
Applicable to 2,543,427 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	468,892
Net Asset Value Per Share—
Institutional Shares	$184.35

ETF Shares—Net Assets
Applicable to 3,250,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	300,064
Net Asset Value Per Share—
ETF Shares	$92.33

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,425,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $1,471,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	3,721
Interest[1]	3
Securities Lending	4
Total Income	3,728
Expenses
The Vanguard Group—Note B
Investment Advisory Services	37
Management and Administrative—Institutional Shares	50
Management and Administrative—ETF Shares	121
Marketing and Distribution—Institutional Shares	29
Marketing and Distribution—ETF Shares	27
Custodian Fees	33
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	5
Total Expenses	304
Net Investment Income	3,424
Realized Net Gain (Loss)
Investment Securities Sold	10,937
Futures Contracts	277
Realized Net Gain (Loss)	11,214
Change in Unrealized Appreciation (Depreciation)
Investment Securities	69,646
Futures Contracts	119
Change in Unrealized Appreciation (Depreciation)	69,765
Net Increase (Decrease) in Net Assets Resulting from Operations	84,403
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,424	4,200
Realized Net Gain (Loss)	11,214	3,758
Change in Unrealized Appreciation (Depreciation)	69,765	43,358
Net Increase (Decrease) in Net Assets Resulting from Operations	84,403	51,316
Distributions
Net Investment Income
Institutional Shares	(2,743)	(1,230)
ETF Shares	(2,451)	(1,087)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(5,194)	(2,317)
Capital Share Transactions
Institutional Shares	209,291	99,201
ETF Shares	73,441	95,694
Net Increase (Decrease) from Capital Share Transactions	282,732	194,895
Total Increase (Decrease)	361,941	243,894
Net Assets
Beginning of Period	407,015	163,121
End of Period[1]	768,956	407,015
1 Net Assets—End of Period includes undistributed net investment income of $1,035,000 and $2,805,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Index Fund

Financial Highlights

Institutional Shares
	Six Months			March 28,
	Ended	Year Ended		2011[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$159.20	$130.17	$116.52	$128.01
Investment Operations
Net Investment Income	1.055 [2]	2.355[2]	1.372	.240
Net Realized and Unrealized Gain (Loss) on Investments	25.837	28.174	13.297	(11.730)
Total from Investment Operations	26.892	30.529	14.669	(11.490)
Distributions
Dividends from Net Investment Income	(1.742)	(1.499)	(1.019)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.742)	(1.499)	(1.019)	—
Net Asset Value, End of Period	$184.35	$159.20	$130.17	$116.52

Total Return	16.95%	23.65%	12.69%	-8.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$469	$216	$91	$40
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.37%	1.57%	1.42%	1.28%[3]
Portfolio Turnover Rate [4]	14%	10%	13%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 7,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$79.72	$65.20	$58.37	$49.95
Investment Operations
Net Investment Income	. 538 [2]	1.133[2]	.648	. 383
Net Realized and Unrealized Gain (Loss) on Investments	12.903	14.112	6.657	8.217
Total from Investment Operations	13.441	15.245	7.305	8.600
Distributions
Dividends from Net Investment Income	(. 831)	(.725)	(. 475)	(.180)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 831)	(.725)	(. 475)	(.180)
Net Asset Value, End of Period	$92.33	$79.72	$65.20	$58.37

Total Return	16.91%	23.57%	12.60%	17.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$300	$191	$72	$32
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.30%	1.50%	1.35%	1.21%[3]
Portfolio Turnover Rate [4]	14%	10%	13%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

S&P Mid-Cap 400 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $82,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

S&P Mid-Cap 400 Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	766,053	—	—
Temporary Cash Investments	4,865	300	—
Futures Contracts—Assets[1]	3	—	—
Total	770,921	300	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	March 2014	17	2,336	69

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $11,367,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $2,595,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

S&P Mid-Cap 400 Index Fund

At February 28, 2014, the cost of investment securities for tax purposes was $653,026,000. Net unrealized appreciation of investment securities for tax purposes was $118,192,000, consisting of unrealized gains of $123,305,000 on securities that had risen in value since their purchase and $5,113,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $360,933,000 of investment securities and sold $79,920,000 of investment securities, other than temporary cash investments. Purchases and sales include $116,272,000 and $38,404,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	224,767	1,278	123,250	807
Issued in Lieu of Cash Distributions	2,689	15	1,090	8
Redeemed	(18,165)	(104)	(25,139)	(162)
Net Increase (Decrease)—Institutional Shares	209,291	1,189	99,201	653
ETF Shares
Issued	117,053	1,350	107,558	1,450
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(43,612)	(500)	(11,864)	(150)
Net Increase (Decrease)—ETF Shares	73,441	850	95,694	1,300

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

S&P Mid-Cap 400 Value Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VMFVX	IVOV
Expense Ratio[1]	0.10%	0.22%
30-Day SEC Yield	1.78%	1.66%

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		MidCap	Market
		400 Value	FA
	Fund	Index	Index
Number of Stocks	291	291	3,622
Median Market Cap	$4.2B	$4.2B	$42.4B
Price/Earnings Ratio	20.8x	20.7x	19.8x
Price/Book Ratio	1.9x	1.9x	2.6x
Return on Equity	10.6%	10.6%	16.8%
Earnings Growth
Rate	10.1%	10.1%	12.0%
Dividend Yield	1.8%	1.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	49%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
	S&P MidCap	U.S. Total
	400 Value	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.16

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
SL Green Realty Corp.	Office REITs	1.2%
Realty Income Corp.	Retail REITs	1.2
Fidelity National	Property & Casualty
Financial Inc.	Insurance	1.2
HollyFrontier Corp.	Oil & Gas Refining &
	Marketing	1.2
Everest Re Group Ltd.	Reinsurance	0.9
OGE Energy Corp.	Electric Utilities	0.9
New York Community	Thrifts & Mortgage
Bancorp Inc.	Finance	0.9
Ashland Inc.	Specialty Chemicals	0.9
Raymond James	Investment Banking
Financial Inc.	& Brokerage	0.9
Alleghany Corp.	Reinsurance	0.8
Top Ten		10.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

S&P Mid-Cap 400 Value Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		S&P	Total
		MidCap	Market
		400 Value	FA
	Fund	Index	Index
Consumer Discretionary	10.2%	10.2%	13.2%
Consumer Staples	3.9	4.0	8.2
Energy	4.8	4.8	9.3
Financials	29.1	29.3	17.2
Health Care	7.0	7.0	13.3
Industrials	13.6	13.5	11.5
Information Technology	12.9	12.7	18.3
Materials	9.3	9.3	3.9
Telecommunication
Services	0.6	0.6	2.1
Utilities	8.6	8.6	3.0

S&P Mid-Cap 400 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2014

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	11/2/2010	34.12%	17.67%
ETF Shares	9/7/2010
Market Price		33.81	20.02
Net Asset Value		33.93	20.02

See Financial Highlights for dividend and capital gains information.

S&P Mid-Cap 400 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.2%)
	Foot Locker Inc.	29,020	1,210
	Dick’s Sporting Goods Inc.	19,912	1,069
	Advance Auto Parts Inc.	5,836	743
	Signet Jewelers Ltd.	7,212	689
*	Apollo Education Group Inc.	19,509	650
	Abercrombie & Fitch Co.	14,932	592
	John Wiley & Sons Inc.
	Class A	9,055	526
	American Eagle
	Outfitters Inc.	33,161	482
	CST Brands Inc.	14,777	481
*	NVR Inc.	393	469
	DeVry Education Group Inc.	11,129	468
*	Ascena Retail Group Inc.	25,166	460
	Aaron’s Inc.	14,909	458
*,^	JC Penney Co. Inc.	59,549	434
	New York Times Co. Class A	24,591	404
	Williams-Sonoma Inc.	6,612	385
	HSN Inc.	6,513	374
*	Life Time Fitness Inc.	7,669	362
	Guess? Inc.	11,616	352
*	Murphy USA Inc.	8,681	352
*	Big Lots Inc.	11,396	337
	KB Home	16,219	331
	Cinemark Holdings Inc.	11,161	328
	Service Corp. International	17,404	325
*	ANN Inc.	8,978	320
*	Cabela’s Inc.	4,737	314
	Chico’s FAS Inc.	17,385	287
	Rent-A-Center Inc.	10,465	263
*	Office Depot Inc.	53,187	262
*	Lamar Advertising Co.
	Class A	4,852	260
	Thor Industries Inc.	4,465	250
	MDC Holdings Inc.	7,645	238
	International Speedway
	Corp. Class A	5,401	182

			Market
			Value
		Shares	($000)
	Cheesecake Factory Inc.	3,261	155
	Bob Evans Farms Inc.	2,905	150
	Matthews International
	Corp. Class A	3,169	130
	Meredith Corp.	2,730	128
			15,220
Consumer Staples (3.9%)
	Ingredion Inc.	14,986	987
	Hillshire Brands Co.	24,041	903
	Church & Dwight Co. Inc.	12,212	830
*	United Natural Foods Inc.	9,669	700
	Energizer Holdings Inc.	6,694	651
*	WhiteWave Foods Co.
	Class A	15,933	451
*	Post Holdings Inc.	6,390	365
	Dean Foods Co.	18,457	273
	Universal Corp.	4,540	262
	Flowers Foods Inc.	10,618	218
	Lancaster Colony Corp.	1,979	178
	Tootsie Roll Industries Inc.	2,052	60
			5,878
Energy (4.8%)
	HollyFrontier Corp.	38,831	1,769
	Superior Energy Services Inc.	31,168	922
	Cimarex Energy Co.	6,281	727
	World Fuel Services Corp.	14,123	636
*	Atwood Oceanics Inc.	11,270	534
*	Unit Corp.	8,543	525
	Tidewater Inc.	9,692	472
	Energen Corp.	5,825	469
*	Helix Energy Solutions
	Group Inc.	19,233	455
*	Dresser-Rand Group Inc.	6,115	332
*	Alpha Natural Resources Inc.	43,203	232
*	Bill Barrett Corp.	5,027	127
			7,200
Financials (29.0%)
	SL Green Realty Corp.	18,538	1,841
	Realty Income Corp.	40,280	1,789

S&P Mid-Cap 400 Value Index Fund

			Market
			Value
		Shares	($000)
	Fidelity National Financial
	Inc. Class A	53,587	1,772
	Everest Re Group Ltd.	9,361	1,397
	New York Community
	Bancorp Inc.	86,155	1,377
	Raymond James
	Financial Inc.	24,087	1,271
*	Alleghany Corp.	3,277	1,263
	Camden Property Trust	16,672	1,112
	Jones Lang LaSalle Inc.	8,685	1,070
	Reinsurance Group of
	America Inc. Class A	13,795	1,062
	Alexandria Real Estate
	Equities Inc.	13,999	1,014
	WR Berkley Corp.	21,380	882
	HCC Insurance Holdings Inc.	19,583	860
	National Retail Properties Inc.	23,816	855
	Protective Life Corp.	15,355	801
	American Financial Group Inc.	13,973	799
	BioMed Realty Trust Inc.	37,546	776
	Hospitality Properties Trust	28,990	768
	American Campus
	Communities Inc.	20,479	757
	Corrections Corp. of America	22,642	755
	UDR Inc.	28,423	734
	Federal Realty
	Investment Trust	6,229	693
	Rayonier Inc.	14,312	674
	Duke Realty Corp.	39,478	663
	Home Properties Inc.	11,119	655
	First Niagara Financial
	Group Inc.	69,183	628
	RenaissanceRe Holdings Ltd.	6,250	597
	StanCorp Financial Group Inc.	8,599	569
	Mid-America Apartment
	Communities Inc.	8,331	564
	Liberty Property Trust	14,613	559
	First American Financial Corp.	20,660	557
	Hancock Holding Co.	16,049	553
	First Horizon National Corp.	46,191	553
	Essex Property Trust Inc.	3,197	535
	TCF Financial Corp.	32,224	519
	Arthur J Gallagher & Co.	11,056	511
	Hanover Insurance Group Inc.	8,573	504
	Regency Centers Corp.	9,926	504
	Kilroy Realty Corp.	8,662	498
	Aspen Insurance
	Holdings Ltd.	12,827	482
	Primerica Inc.	10,717	480
	Fulton Financial Corp.	37,617	463
	Corporate Office
	Properties Trust	17,080	456
	Senior Housing
	Properties Trust	20,230	451
	Cullen/Frost Bankers Inc.	5,865	438

			Market
			Value
		Shares	($000)
	Taubman Centers Inc.	5,963	420
	Commerce Bancshares Inc.	8,920	398
	Valley National Bancorp	39,022	393
	Kemper Corp.	10,014	388
	Mack-Cali Realty Corp.	17,207	383
	Highwoods Properties Inc.	9,843	371
	Weingarten Realty Investors	12,062	368
	Eaton Vance Corp.	9,015	341
	Brown & Brown Inc.	11,190	337
	FirstMerit Corp.	16,133	335
	Janus Capital Group Inc.	29,206	327
	Mercury General Corp.	7,092	321
	Trustmark Corp.	13,135	317
	BRE Properties Inc.	4,980	308
	Prosperity Bancshares Inc.	4,769	302
	Bank of Hawaii Corp.	4,701	275
	International
	Bancshares Corp.	11,169	259
	Federated Investors Inc.
	Class B	9,392	257
	Webster Financial Corp.	7,596	235
	Astoria Financial Corp.	16,432	225
	Equity One Inc.	7,349	171
	Potlatch Corp.	3,766	149
	Westamerica Bancorporation	2,887	145
	Greenhill & Co. Inc.	2,325	124
			43,210
Health Care (6.9%)
*	Community Health
	Systems Inc.	22,149	919
*	Henry Schein Inc.	7,383	879
*	Mallinckrodt plc	11,276	763
	Omnicare Inc.	12,278	723
*	Health Net Inc.	15,541	529
*	WellCare Health Plans Inc.	8,543	528
*	IDEXX Laboratories Inc.	4,058	511
*	Bio-Rad Laboratories Inc.
	Class A	3,927	510
*	LifePoint Hospitals Inc.	9,190	499
*	Hologic Inc.	21,889	477
	Cooper Cos. Inc.	3,636	466
	ResMed Inc.	9,998	440
	Teleflex Inc.	4,263	435
	Owens & Minor Inc.	12,338	428
*	MEDNAX Inc.	6,686	407
*	Sirona Dental Systems Inc.	4,839	341
*	VCA Antech Inc.	8,676	269
*	Allscripts Healthcare
	Solutions Inc.	14,285	265
	Techne Corp.	2,790	248
	STERIS Corp.	4,605	213
	Hill-Rom Holdings Inc.	5,045	191
*	Thoratec Corp.	4,962	184
*	HMS Holdings Corp.	5,981	122
			10,347

S&P Mid-Cap 400 Value Index Fund

			Market
			Value
		Shares	($000)
Industrials (13.6%)
	Manpowergroup Inc.	15,438	1,207
	Oshkosh Corp.	16,884	976
	SPX Corp.	8,864	955
	Timken Co.	15,536	938
	AGCO Corp.	17,695	929
	KBR Inc.	28,949	800
	Exelis Inc.	36,803	752
	URS Corp.	14,636	681
	Triumph Group Inc.	10,174	663
*	Esterline Technologies Corp.	6,132	660
	Regal-Beloit Corp.	8,809	649
*	AECOM Technology Corp.	19,191	613
	GATX Corp.	9,030	586
	Hubbell Inc. Class B	4,836	578
*	Clean Harbors Inc.	10,789	510
	ITT Corp.	10,815	475
	Carlisle Cos. Inc.	5,968	473
	Huntington Ingalls
	Industries Inc.	4,633	469
	Alliant Techsystems Inc.	3,362	453
	Donaldson Co. Inc.	10,519	451
	MSC Industrial Direct Co.
	Inc. Class A	4,805	415
	Kennametal Inc.	9,198	402
	Valmont Industries Inc.	2,671	389
*	JetBlue Airways Corp.	42,497	375
	Waste Connections Inc.	8,453	366
	Crane Co.	4,584	327
	Landstar System Inc.	5,273	304
	Watsco Inc.	3,071	302
	Woodward Inc.	6,872	300
	General Cable Corp.	9,728	299
	Brink’s Co.	9,437	287
	RR Donnelley & Sons Co.	14,688	281
	CLARCOR Inc.	4,700	272
	Lennox International Inc.	2,939	270
	Granite Construction Inc.	7,070	260
	Con-way Inc.	6,230	238
	Werner Enterprises Inc.	8,934	231
	Harsco Corp.	8,360	210
	Matson Inc.	8,377	202
	UTi Worldwide Inc.	17,817	175
	Mine Safety Appliances Co.	2,876	148
	Rollins Inc.	4,844	145
	Herman Miller Inc.	4,226	119
*	FTI Consulting Inc.	3,426	100
			20,235
Information Technology (12.8%)
	Avnet Inc.	26,885	1,170
*	Arrow Electronics Inc.	19,688	1,115
*	Ingram Micro Inc.	30,125	887
*	Equinix Inc.	4,184	795
*	Teradyne Inc.	37,448	759
*	Synopsys Inc.	16,900	683

			Market
			Value
		Shares	($000)
*	AOL Inc.	15,337	671
	Leidos Holdings Inc.	14,235	636
*	VeriFone Systems Inc.	21,350	618
	Lexmark International Inc.
	Class A	12,138	511
*	Rovi Corp.	19,974	496
*	NCR Corp.	14,311	487
*	Skyworks Solutions Inc.	13,211	468
*	Tech Data Corp.	7,381	425
	Convergys Corp.	19,883	407
*	Silicon Laboratories Inc.	7,755	403
*	RF Micro Devices Inc.	55,195	391
*	Atmel Corp.	47,451	382
*	Fortinet Inc.	16,373	379
*	International Rectifier Corp.	13,900	375
	Vishay Intertechnology Inc.	26,486	375
*	Polycom Inc.	27,941	373
*	Fairchild Semiconductor
	International Inc. Class A	24,828	350
	Intersil Corp. Class A	24,962	318
*	Knowles Corp.	9,636	310
	Science Applications
	International Corp.	8,146	304
*	Riverbed Technology Inc.	13,612	303
*	MICROS Systems Inc.	5,446	302
	Solera Holdings Inc.	4,308	295
*	TIBCO Software Inc.	13,484	294
*	Cadence Design
	Systems Inc.	18,564	285
	FactSet Research
	Systems Inc.	2,665	281
	Diebold Inc.	7,489	280
*	Zebra Technologies Corp.	4,030	278
	Compuware Corp.	24,984	274
*	SunEdison Inc.	14,867	273
*	Itron Inc.	7,654	268
	DST Systems Inc.	2,598	244
*	Advanced Micro Devices Inc.	63,744	236
*	JDS Uniphase Corp.	16,390	226
	National Instruments Corp.	6,830	198
*	Semtech Corp.	6,511	162
	InterDigital Inc.	5,183	158
	Cypress Semiconductor Corp.	15,876	155
	ADTRAN Inc.	5,916	155
	Plantronics Inc.	3,473	154
	ManTech International Corp.
	Class A	4,606	135
*	Integrated Device
	Technology Inc.	9,888	117
			19,161
Materials (9.3%)
	Ashland Inc.	14,087	1,329
	Reliance Steel &
	Aluminum Co.	15,115	1,047
	Rock-Tenn Co. Class A	8,166	912

S&P Mid-Cap 400 Value Index Fund

			Market
			Value
		Shares	($000)
	Royal Gold Inc.	12,725	874
	Sonoco Products Co.	19,925	836
	Steel Dynamics Inc.	43,384	757
	Domtar Corp.	6,332	702
	Cabot Corp.	11,650	631
	Martin Marietta Materials Inc.	4,791	584
	Albemarle Corp.	8,273	546
	Valspar Corp.	7,091	530
	Sensient Technologies Corp.	9,784	513
	RPM International Inc.	11,954	500
	Commercial Metals Co.	22,874	443
	Silgan Holdings Inc.	8,553	412
	Olin Corp.	15,554	407
	AptarGroup Inc.	6,051	400
	Cytec Industries Inc.	4,021	381
	Compass Minerals
	International Inc.	3,927	335
	NewMarket Corp.	825	305
	Greif Inc. Class A	5,953	298
*	Louisiana-Pacific Corp.	14,348	270
	Scotts Miracle-Gro Co.
	Class A	4,381	250
	Carpenter Technology Corp.	3,936	233
*	Intrepid Potash Inc.	10,705	159
	Minerals Technologies Inc.	2,666	143
			13,797
Telecommunication Services (0.6%)
	Telephone & Data
	Systems Inc.	19,297	440
*	tw telecom inc Class A	12,954	396
			836
Utilities (8.6%)
	OGE Energy Corp.	38,782	1,396
	MDU Resources Group Inc.	36,902	1,253
	Alliant Energy Corp.	21,682	1,176
	UGI Corp.	22,298	997
	Atmos Energy Corp.	19,331	891
	Westar Energy Inc. Class A	24,850	850
	Great Plains Energy Inc.	30,005	788
	National Fuel Gas Co.	8,997	676
	Vectren Corp.	16,098	619
	Cleco Corp.	11,816	584
	IDACORP Inc.	9,819	552
	Hawaiian Electric
	Industries Inc.	19,469	495
	Black Hills Corp.	8,695	493
	Aqua America Inc.	17,616	444
	Questar Corp.	18,137	431
	PNM Resources Inc.	15,571	407
	WGL Holdings Inc.	10,114	406
*	ONE Gas Inc.	9,974	339
			12,797
Total Common Stocks
(Cost $132,152)			148,681

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market
Liquidity Fund, 0.130%	222,914	223

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac
Discount Notes,
0.063%, 3/17/14	100	100
Total Temporary Cash Investments
(Cost $323)		323
Total Investments (99.9%)
(Cost $132,475)		149,004
Other Assets and Liabilities (0.1%)
Other Assets		577
Liabilities[3]		(495)
		82
Net Assets (100%)		149,086

S&P Mid-Cap 400 Value Index Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	134,917
Undistributed Net Investment Income	263
Accumulated Net Realized Losses	(2,627)
Unrealized Appreciation (Depreciation)
Investment Securities	16,529
Futures Contracts	4
Net Assets	149,086

Institutional Shares—Net Assets
Applicable to 530,235 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	95,211
Net Asset Value Per Share—
Institutional Shares	$179.56

ETF Shares—Net Assets
Applicable to 600,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	53,875
Net Asset Value Per Share—
ETF Shares	$89.79

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $122,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $134,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	945
Interest[1]	1
Total Income	946
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative—Institutional Shares	10
Management and Administrative—ETF Shares	28
Marketing and Distribution—Institutional Shares	3
Marketing and Distribution—ETF Shares	2
Custodian Fees	19
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	68
Net Investment Income	878
Realized Net Gain (Loss)
Investment Securities Sold	6,478
Futures Contracts	32
Realized Net Gain (Loss)	6,510
Change in Unrealized Appreciation (Depreciation)
Investment Securities	8,431
Futures Contracts	6
Change in Unrealized Appreciation (Depreciation)	8,437
Net Increase (Decrease) in Net Assets Resulting from Operations	15,825
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	878	1,077
Realized Net Gain (Loss)	6,510	5,022
Change in Unrealized Appreciation (Depreciation)	8,437	5,317
Net Increase (Decrease) in Net Assets Resulting from Operations	15,825	11,416
Distributions
Net Investment Income
Institutional Shares	(787)	(706)
ETF Shares	(632)	(162)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,419)	(868)
Capital Share Transactions
Institutional Shares	36,832	1,872
ETF Shares	21,336	14,425
Net Increase (Decrease) from Capital Share Transactions	58,168	16,297
Total Increase (Decrease)	72,574	26,845
Net Assets
Beginning of Period	76,512	49,667
End of Period[1]	149,086	76,512
1 Net Assets—End of Period includes undistributed net investment income of $263,000 and $804,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months			Nov. 2,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$155.83	$125.30	$111.20	$109.35
Investment Operations
Net Investment Income	1.379 [2]	2.392	2.124	1.146
Net Realized and Unrealized Gain (Loss) on Investments	23.919	30.364	13.624	1.233
Total from Investment Operations	25.298	32.756	15.748	2.379
Distributions
Dividends from Net Investment Income	(1.568)	(2.226)	(1.648)	(.529)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.568)	(2.226)	(1.648)	(.529)
Net Asset Value, End of Period	$179.56	$155.83	$125.30	$111.20

Total Return	16.29%	26.47%	14.32%	2.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95	$49	$40	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.71%	1.99%	1.92%	1.94%[3]
Portfolio Turnover Rate [4]	49%	74%	31%	48%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 7,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$77.93	$62.71	$55.69	$49.86
Investment Operations
Net Investment Income	. 651[2]	1.153	1.001	.746
Net Realized and Unrealized Gain (Loss) on Investments	11.953	15.146	6.814	5.340
Total from Investment Operations	12.604	16.299	7.815	6.086
Distributions
Dividends from Net Investment Income	(.744)	(1.079)	(.795)	(.256)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.744)	(1.079)	(.795)	(.256)
Net Asset Value, End of Period	$89.79	$77.93	$62.71	$55.69

Total Return	16.22%	26.31%	14.18%	12.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54	$27	$9	$6
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.59%	1.87%	1.80%	1.82%[3]
Portfolio Turnover Rate [4]	49%	74%	31%	48%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Value Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

S&P Mid-Cap 400 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $16,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

S&P Mid-Cap 400 Value Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	148,681	—	—
Temporary Cash Investments	223	100	—
Futures Contracts—Assets[1]	—	—	—
Total	148,904	100	—
1 Represents variation margin on the last day of the reporting period (the variation margin was less than $1,000).

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	March 2014	3	412	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $6,078,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $3,060,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

S&P Mid-Cap 400 Value Index Fund

At February 28, 2014, the cost of investment securities for tax purposes was $132,475,000. Net unrealized appreciation of investment securities for tax purposes was $16,529,000, consisting of unrealized gains of $18,153,000 on securities that had risen in value since their purchase and $1,624,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $123,580,000 of investment securities and sold $66,071,000 of investment securities, other than temporary cash investments. Purchases and sales include $46,953,000 and $24,119,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	41,531	241	25,332	167
Issued in Lieu of Cash Distributions	278	2	706	5
Redeemed	(4,977)	(29)	(24,166)	(177)
Net Increase (Decrease)—Institutional Shares	36,832	214	1,872	(5)
ETF Shares
Issued	47,106	550	31,614	450
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(25,770)	(300)	(17,189)	(250)
Net Increase (Decrease)—ETF Shares	21,336	250	14,425	200

At February 28, 2014, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

S&P Mid-Cap 400 Growth Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VMFGX	IVOG
Expense Ratio[1]	0.08%	0.20%
30-Day SEC Yield	0.86%	0.74%

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		MidCap	Market
		400 Growth	FA
	Fund	Index	Index
Number of Stocks	247	245	3,622
Median Market Cap	$5.5B	$5.5B	$42.4B
Price/Earnings Ratio	26.0x	26.0x	19.8x
Price/Book Ratio	3.7x	3.7x	2.6x
Return on Equity	14.1%	14.1%	16.8%
Earnings Growth
Rate	16.6%	16.6%	12.0%
Dividend Yield	0.9%	0.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	43%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
	S&P MidCap	U.S. Total
	400 Growth	Market
	Index	FA Index
R-Squared	1.00	0.92
Beta	1.00	1.12

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Green Mountain Coffee	Packaged Foods &
Roasters Inc.	Meats	1.8%
Affiliated Managers	Asset Management
Group Inc.	& Custody Banks	1.2
Endo Health Solutions
Inc.	Pharmaceuticals	1.2
Trimble Navigation Ltd.	Electronic
	Manufacturing
	Services	1.2
Under Armour Inc.	Apparel, Accessories
	& Luxury Goods	1.1
Polaris Industries Inc.	Leisure Products	1.1
LKQ Corp.	Distributors	1.0
B/E Aerospace Inc.	Aerospace &
	Defense	1.0
United Rentals Inc.	Trading Companies &
	Distributors	1.0
Fortune Brands Home &
Security Inc.	Building Products	1.0
Top Ten		11.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

S&P Mid-Cap 400 Growth Index Fund

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S.
		MidCap	Total
		400	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary	15.7%	15.8%	13.2%
Consumer Staples	4.2	4.2	8.2
Energy	6.2	6.2	9.3
Financials	16.8	16.8	17.2
Health Care	11.9	11.7	13.3
Industrials	19.8	19.8	11.5
Information Technology	19.1	19.1	18.3
Materials	5.1	5.2	3.9
Telecommunication
Services	0.3	0.3	2.1
Utilities	0.9	0.9	3.0

S&P Mid-Cap 400 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2014

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	3/28/2011[1]	32.68%	14.10%
ETF Shares	9/7/2010
Market Price		32.45	20.98
Net Asset Value		32.50	20.97

1 Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The total returns shown are based on the period beginning March 28, 2011.

See Financial Highlights for dividend and capital gains information.

S&P Mid-Cap 400 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (15.7%)
*	Under Armour Inc. Class A	34,499	3,904
	Polaris Industries Inc.	27,682	3,710
*	LKQ Corp.	129,186	3,603
*	Jarden Corp.	51,404	3,160
	Hanesbrands Inc.	42,590	3,121
*	Toll Brothers Inc.	68,298	2,664
	Advance Auto Parts Inc.	18,465	2,352
*	Panera Bread Co. Class A	11,498	2,085
	Gentex Corp.	62,191	1,951
*	AMC Networks Inc. Class A	25,468	1,936
	Domino’s Pizza Inc.	23,942	1,893
	Signet Jewelers Ltd.	18,612	1,778
	Carter’s Inc.	23,429	1,765
	Brunswick Corp.	39,079	1,750
	Tupperware Brands Corp.	21,769	1,711
	Brinker International Inc.	28,799	1,584
	Sotheby’s	29,522	1,388
	Williams-Sonoma Inc.	23,710	1,381
*	Tempur Sealy
	International Inc.	25,988	1,348
*	Bally Technologies Inc.	16,743	1,134
*	NVR Inc.	934	1,113
*	Deckers Outdoor Corp.	14,839	1,103
	Wendy’s Co.	111,974	1,073
	Service Corp. International	52,816	987
*	Lamar Advertising Co.
	Class A	17,393	933
*	DreamWorks Animation
	SKG Inc. Class A	30,598	915
	Cheesecake Factory Inc.	13,496	641
*	Cabela’s Inc.	9,651	640
	Cinemark Holdings Inc.	20,157	593
	Thor Industries Inc.	9,468	530
	Chico’s FAS Inc.	30,153	499
	Meredith Corp.	9,929	465
*	Office Depot Inc.	88,577	437
*	Scientific Games Corp.
	Class A	20,619	276

			Market
			Value
		Shares	($000)
	Bob Evans Farms Inc.	5,223	270
	Matthews International
	Corp. Class A	4,629	190
			54,883
Consumer Staples (4.2%)
	Green Mountain Coffee
	Roasters Inc.	56,359	6,187
	Church & Dwight Co. Inc.	32,815	2,231
*	Hain Celestial Group Inc.	20,534	1,834
	Energizer Holdings Inc.	12,039	1,172
*	WhiteWave Foods Co.
	Class A	39,491	1,118
	Flowers Foods Inc.	51,926	1,068
*	SUPERVALU Inc.	85,104	551
	Lancaster Colony Corp.	3,875	349
	Tootsie Roll Industries Inc.	4,344	126
			14,636
Energy (6.1%)
	Oceaneering
	International Inc.	46,495	3,328
	Cimarex Energy Co.	23,511	2,720
*	Gulfport Energy Corp.	36,131	2,388
*	Oil States International Inc.	23,700	2,249
	SM Energy Co.	28,785	2,123
*	Dril-Quip Inc.	17,485	1,881
	Patterson-UTI Energy Inc.	61,974	1,804
	Energen Corp.	18,426	1,482
*	Rosetta Resources Inc.	26,323	1,168
	CARBO Ceramics Inc.	8,526	1,058
*	Dresser-Rand Group Inc.	19,338	1,051
*	Bill Barrett Corp.	9,774	248
			21,500
Financials (16.7%)
*	Affiliated Managers
	Group Inc.	22,767	4,281
*	Signature Bank	20,321	2,661
	Waddell & Reed Financial
	Inc. Class A	36,704	2,558
*	SVB Financial Group	19,623	2,471
	Extra Space Storage Inc.	47,253	2,320

S&P Mid-Cap 400 Growth Index Fund

		Market
		Value
	Shares	($000)
* MSCI Inc. Class A	50,879	2,224
East West Bancorp Inc.	61,586	2,198
SEI Investments Co.	61,581	2,067
CBOE Holdings Inc.	37,468	2,024
Omega Healthcare
Investors Inc.	52,647	1,683
Old Republic
International Corp.	103,897	1,617
Federal Realty
Investment Trust	14,253	1,586
Essex Property Trust Inc.	9,315	1,558
City National Corp.	20,337	1,522
Arthur J Gallagher & Co.	32,215	1,488
Synovus Financial Corp.	417,752	1,454
BRE Properties Inc.	22,220	1,373
Eaton Vance Corp.	32,325	1,223
Liberty Property Trust	30,861	1,181
UDR Inc.	45,246	1,168
Associated Banc-Corp	69,830	1,165
Rayonier Inc.	22,782	1,073
Taubman Centers Inc.	14,198	1,000
Washington Federal Inc.	43,729	980
Mid-America Apartment
Communities Inc.	13,813	934
Kilroy Realty Corp.	16,217	933
Regency Centers Corp.	17,849	906
Duke Realty Corp.	53,185	894
Prosperity Bancshares Inc.	13,889	879
BancorpSouth Inc.	35,995	861
Senior Housing
Properties Trust	36,376	811
Brown & Brown Inc.	26,756	805
Cathay General Bancorp	31,618	803
Alexander & Baldwin Inc.	18,418	767
FirstMerit Corp.	35,609	739
Cullen/Frost Bankers Inc.	9,766	729
Commerce Bancshares Inc.	15,470	691
Webster Financial Corp.	22,221	688
Weingarten Realty Investors	21,784	664
Highwoods Properties Inc.	17,071	644
Federated Investors Inc.
Class B	19,918	546
Bank of Hawaii Corp.	8,839	517
RenaissanceRe Holdings Ltd.	5,367	513
Potlatch Corp.	8,970	356
Greenhill & Co. Inc.	5,999	320
Westamerica Bancorporation	4,973	250
Equity One Inc.	10,769	250
		58,375
Health Care (11.9%)
* Endo Health Solutions Inc.	53,264	4,252
* Mettler-Toledo
International Inc.	12,756	3,135
Universal Health Services
Inc. Class B	38,429	3,085

			Market
			Value
		Shares	($000)
*	Salix Pharmaceuticals Ltd.	27,028	2,917
*	Cubist Pharmaceuticals Inc.	31,825	2,531
*	Covance Inc.	24,136	2,500
*	Henry Schein Inc.	20,659	2,459
*	United Therapeutics Corp.	19,856	2,014
*	MEDNAX Inc.	28,526	1,735
	ResMed Inc.	39,072	1,720
*	IDEXX Laboratories Inc.	13,378	1,684
	Cooper Cos. Inc.	13,040	1,672
*	Align Technology Inc.	30,370	1,589
*	Hologic Inc.	69,240	1,508
*	Charles River Laboratories
	International Inc.	20,674	1,228
	Omnicare Inc.	17,254	1,016
*	Sirona Dental Systems Inc.	12,997	916
	Teleflex Inc.	8,308	847
	Techne Corp.	8,161	725
	STERIS Corp.	15,242	703
*	Allscripts Healthcare
	Solutions Inc.	37,009	687
*	VCA Antech Inc.	19,149	593
*	Masimo Corp.	22,200	567
	Hill-Rom Holdings Inc.	13,926	527
*	HMS Holdings Corp.	24,478	501
*	Thoratec Corp.	13,379	497
*	Community Health
	Systems Inc. Rights	29,782	2
			41,610
Industrials (19.8%)
*	B/E Aerospace Inc.	42,320	3,565
*	United Rentals Inc.	40,065	3,539
	Fortune Brands Home
	& Security Inc.	71,428	3,338
	Wabtec Corp.	41,385	3,285
	Towers Watson & Co.
	Class A	27,739	3,026
	JB Hunt Transport
	Services Inc.	39,503	2,839
	Lincoln Electric Holdings Inc.	35,071	2,629
	IDEX Corp.	34,858	2,617
	Acuity Brands Inc.	18,448	2,602
	Alaska Air Group Inc.	29,862	2,587
*	Kirby Corp.	24,394	2,552
	Trinity Industries Inc.	33,556	2,410
*	Genesee & Wyoming Inc.
	Class A	21,833	2,160
	Terex Corp.	47,869	2,132
	Graco Inc.	26,312	2,053
	Nordson Corp.	25,941	1,898
*	Copart Inc.	48,012	1,749
	AO Smith Corp.	32,925	1,636
*	Old Dominion Freight
	Line Inc.	29,989	1,597
	Waste Connections Inc.	34,505	1,493
	Hubbell Inc. Class B	12,480	1,492

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value
		Shares	($000)
	Donaldson Co. Inc.	34,683	1,486
	Lennox International Inc.	13,111	1,205
	Carlisle Cos. Inc.	14,210	1,127
	Huntington Ingalls
	Industries Inc.	11,030	1,118
	Deluxe Corp.	21,696	1,095
	Corporate Executive
	Board Co.	14,440	1,080
	RR Donnelley & Sons Co.	52,659	1,007
	MSC Industrial Direct Co.
	Inc. Class A	10,145	876
	Alliant Techsystems Inc.	6,293	848
	Valmont Industries Inc.	5,638	821
	Crane Co.	10,960	783
	HNI Corp.	19,527	694
	ITT Corp.	15,264	670
	CLARCOR Inc.	11,237	651
	Kennametal Inc.	13,537	592
	Rollins Inc.	16,898	505
	Watsco Inc.	4,910	483
	Woodward Inc.	10,985	479
	Landstar System Inc.	8,090	467
	Herman Miller Inc.	15,820	446
	Harsco Corp.	16,365	411
	Con-way Inc.	10,640	406
	Mine Safety Appliances Co.	7,131	367
*	FTI Consulting Inc.	9,572	279
			69,095
Information Technology (19.1%)
*	Trimble Navigation Ltd.	110,805	4,227
*	ANSYS Inc.	39,818	3,326
*	Cree Inc.	51,869	3,186
*,^	3D Systems Corp.	41,076	3,120
*	Gartner Inc.	39,611	2,755
*	Concur Technologies Inc.	20,233	2,498
*	Equinix Inc.	12,192	2,316
	Global Payments Inc.	31,321	2,203
	Jack Henry &
	Associates Inc.	36,775	2,138
*	PTC Inc.	51,347	2,018
*	Informatica Corp.	46,628	1,938
	Broadridge Financial
	Solutions Inc.	51,212	1,934
*	Skyworks Solutions Inc.	51,628	1,831
*	Rackspace Hosting Inc.	49,263	1,811
*	WEX Inc.	16,704	1,617
	Solera Holdings Inc.	20,118	1,377
*	NCR Corp.	40,038	1,363
*	SunEdison Inc.	72,717	1,335
*	CommVault Systems Inc.	19,096	1,315
*	CoreLogic Inc.	40,268	1,313
*	SolarWinds Inc.	28,092	1,297
*	Cadence Design
	Systems Inc.	82,833	1,270
*	Acxiom Corp.	32,274	1,202

			Market
			Value
		Shares	($000)
	FactSet Research
	Systems Inc.	11,367	1,197
*	Synopsys Inc.	29,190	1,179
*	MICROS Systems Inc.	20,377	1,131
*	Ciena Corp.	44,314	1,089
*	ACI Worldwide Inc.	16,560	994
*	NeuStar Inc. Class A	26,902	964
	Mentor Graphics Corp.	41,852	906
*	Riverbed Technology Inc.	39,648	883
*	JDS Uniphase Corp.	64,018	882
*	Zebra Technologies Corp.	12,741	879
	Fair Isaac Corp.	14,915	801
*	TIBCO Software Inc.	36,372	793
	National Instruments Corp.	26,958	781
*	Conversant Inc.	27,077	673
	DST Systems Inc.	7,006	658
*	Atmel Corp.	79,020	637
*	Fortinet Inc.	23,110	535
	Advent Software Inc.	17,399	534
*	Knowles Corp.	15,410	495
	Plantronics Inc.	11,147	495
*	Advanced Micro
	Devices Inc.	124,780	463
*	Integrated Device
	Technology Inc.	37,494	442
	Compuware Corp.	38,272	419
	Diebold Inc.	11,023	412
*	Semtech Corp.	14,901	372
	ADTRAN Inc.	11,509	302
	Cypress
	Semiconductor Corp.	24,251	237
	InterDigital Inc.	6,132	187
			66,730
Materials (5.1%)
	Packaging Corp. of America	42,146	3,072
	Eagle Materials Inc.	21,455	1,897
	Rock-Tenn Co. Class A	13,000	1,451
	Valspar Corp.	19,049	1,424
	RPM International Inc.	30,845	1,291
	NewMarket Corp.	3,086	1,141
	Martin Marietta Materials Inc.	9,339	1,139
	Albemarle Corp.	16,786	1,108
	AptarGroup Inc.	14,994	992
	Worthington Industries Inc.	22,757	907
	Carpenter Technology Corp.	14,108	834
	Cytec Industries Inc.	6,428	609
*	Louisiana-Pacific Corp.	29,234	549
	Scotts Miracle-Gro Co.
	Class A	9,291	531
	Compass Minerals
	International Inc.	5,780	493
	Minerals Technologies Inc.	8,917	477
			17,915
Telecommunication Services (0.3%)
*	tw telecom inc Class A	33,423	1,023

S&P Mid-Cap 400 Growth Index Fund

		Market
		Value
	Shares	($000)
Utilities (0.9%)
National Fuel Gas Co.	16,181	1,216
Aqua America Inc.	37,199	937
Questar Corp.	35,348	839
		2,992
Total Common Stocks
(Cost $285,439)		348,759
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market
Liquidity Fund, 0.130%	1,041,975	1,042

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac
Discount Notes,
0.105%, 6/18/14	100	100
Total Temporary Cash Investments
(Cost $1,142)		1,142
Total Investments (100.1%)
(Cost $286,581)		349,901
Other Assets and Liabilities (-0.1%)
Other Assets		1,696
Liabilities[3]		(1,980)
		(284)
Net Assets (100%)		349,617

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	294,178
Undistributed Net Investment Income	258
Accumulated Net Realized Losses	(8,152)
Unrealized Appreciation (Depreciation)
Investment Securities	63,320
Futures Contracts	13
Net Assets	349,617

Institutional Shares—Net Assets
Applicable to 477,172 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	89,717
Net Asset Value Per Share—
Institutional Shares	$188.02

ETF Shares—Net Assets
Applicable to 2,750,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	259,900
Net Asset Value Per Share—
ETF Shares	$94.51

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $972,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $986,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	1,454
Interest[1]	2
Securities Lending	3
Total Income	1,459
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative—Institutional Shares	10
Management and Administrative—ETF Shares	154
Marketing and Distribution—Institutional Shares	6
Marketing and Distribution—ETF Shares	25
Custodian Fees	25
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	6
Total Expenses	247
Net Investment Income	1,212
Realized Net Gain (Loss)
Investment Securities Sold	9,200
Futures Contracts	64
Realized Net Gain (Loss)	9,264
Change in Unrealized Appreciation (Depreciation)
Investment Securities	34,428
Futures Contracts	31
Change in Unrealized Appreciation (Depreciation)	34,459
Net Increase (Decrease) in Net Assets Resulting from Operations	44,935
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,212	1,823
Realized Net Gain (Loss)	9,264	3,333
Change in Unrealized Appreciation (Depreciation)	34,459	23,842
Net Increase (Decrease) in Net Assets Resulting from Operations	44,935	28,998
Distributions
Net Investment Income
Institutional Shares	(598)	(187)
ETF Shares	(1,700)	(708)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,298)	(895)
Capital Share Transactions
Institutional Shares	38,163	14,378
ETF Shares	44,216	68,116
Net Increase (Decrease) from Capital Share Transactions	82,379	82,494
Total Increase (Decrease)	125,016	110,597
Net Assets
Beginning of Period	224,601	114,004
End of Period[1]	349,617	224,601
1 Net Assets—End of Period includes undistributed net investment income of $258,000 and $1,344,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months			March 28,
	Ended	Year Ended		2011[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$161.12	$134.20	$121.54	$130.08
Investment Operations
Net Investment Income	. 818 [2]	1.584	.915	.304
Net Realized and Unrealized Gain (Loss) on Investments	27.454	26.392	12.506	(8.844)
Total from Investment Operations	28.272	27.976	13.421	(8.540)
Distributions
Dividends from Net Investment Income	(1.372)	(1.056)	(.761)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.372)	(1.056)	(.761)	—
Net Asset Value, End of Period	$188.02	$161.12	$134.20	$121.54

Total Return	17.60%	20.97%	11.12%	-6.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90	$42	$23	$22
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.02%	1.20%	0.88%	0.75%[3]
Portfolio Turnover Rate [4]	43%	35%	26%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 7,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$80.96	$67.47	$61.13	$50.04
Investment Operations
Net Investment Income	. 363 [2]	.721	.405	.280
Net Realized and Unrealized Gain (Loss) on Investments	13.794	13.257	6.266	10.910
Total from Investment Operations	14.157	13.978	6.671	11.190
Distributions
Dividends from Net Investment Income	(. 607)	(. 488)	(. 331)	(.100)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 607)	(. 488)	(. 331)	(.100)
Net Asset Value, End of Period	$94.51	$80.96	$67.47	$61.13

Total Return	17.52%	20.83%	10.97%	22.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$260	$182	$91	$31
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	0.90%	1.08%	0.76%	0.63%[3]
Portfolio Turnover Rate [4]	43%	35%	26%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

S&P Mid-Cap 400 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $37,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

S&P Mid-Cap 400 Growth Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	348,759	—	—
Temporary Cash Investments	1,042	100	—
Futures Contracts—Assets[1]	1	—	—
Total	349,802	100	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	March 2014	3	412	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $9,797,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $7,588,000 that may be carried forward indefinitely to offset net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

S&P Mid-Cap 400 Growth Index Fund

At February 28, 2014, the cost of investment securities for tax purposes was $286,581,000. Net unrealized appreciation of investment securities for tax purposes was $63,320,000, consisting of unrealized gains of $66,631,000 on securities that had risen in value since their purchase and $3,311,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $219,400,000 of investment securities and sold $138,035,000 of investment securities, other than temporary cash investments. Purchases and sales include $88,207,000 and $38,515,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	41,163	230	25,934	172
Issued in Lieu of Cash Distributions	283	2	187	1
Redeemed	(3,283)	(18)	(11,743)	(80)
Net Increase (Decrease) —Institutional Shares	38,163	214	14,378	93
ETF Shares
Issued	88,537	1,000	97,354	1,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(44,321)	(500)	(29,238)	(400)
Net Increase (Decrease)—ETF Shares	44,216	500	68,116	900

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2013	2/28/2014	Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
Institutional Shares	$1,000.00	$1,169.54	$0.43
ETF Shares	1,000.00	1,169.07	0.81
S&P Mid-Cap 400 Value Index Fund
Institutional Shares	$1,000.00	$1,162.92	$0.43
ETF Shares	1,000.00	1,162.17	1.07
S&P Mid-Cap 400 Growth Index Fund
Institutional Shares	$1,000.00	$1,175.95	$0.43
ETF Shares	1,000.00	1,175.20	1.08
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.05	0.75
S&P Mid-Cap 400 Value Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,023.80	1.00
S&P Mid-Cap 400 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,023.80	1.00

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Trustee of	Chairman, 1996–2009
Colby-Sawyer College; Member of the Advisory Board	Chief Executive Officer and President, 1996–2008
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction	sponsored, endorsed, sold, or promoted by S&P Dow
with the offering of shares of any Vanguard	Jones Indices LLC, Dow Jones, S&P, or their respective
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any representation regarding the advisability of
All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18422 042014

Semiannual Report | February 28, 2014

Vanguard S&P 500 Value and Growth
Index Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
S&P 500 Value Index Fund.	8
S&P 500 Growth Index Fund.	20
About Your Fund’s Expenses.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
Total
Returns
Vanguard S&P 500 Value Index Fund
ETF Shares
Market Price	12.10%
Net Asset Value	12.11
S&P 500 Value Index	12.19
Large-Cap Value Funds Average	13.14
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard S&P 500 Growth Index Fund
ETF Shares
Market Price	17.72%
Net Asset Value	17.70
S&P 500 Growth Index	17.80
Large-Cap Growth Funds Average	19.74

Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
August 31, 2013, Through February 28, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P 500 Value Index Fund
ETF Shares	$73.72	$81.74	$0.864	$0.000
Vanguard S&P 500 Growth Index Fund
ETF Shares	$77.29	$90.23	$0.684	$0.000

1

Chairman’s Letter

Dear Shareholder,

Stocks of all capitalization levels joined in the market’s heady rise over the six months ended February 28, 2014. Although large-capitalization stocks didn’t keep up with their mid- and small-cap brethren, they still produced strong results. Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund, which invest in U.S. large-capitalization companies, closely tracked their benchmark indexes.

ETF Shares of the Growth Index Fund returned nearly 18%; those of the Value Index Fund returned about 12%. (Returns are based on the ETF Shares’ net asset values.) Vanguard 500 Index Fund, which is a blend of growth and value portfolios, is covered in a separate report. Each fund’s return trailed the average return of its peer funds (the Value Index Fund trailed by about one percentage point and the Growth Index Fund by about two percentage points).

Technology companies were the top contributors to the Growth Index Fund’s return. Financial companies contributed the most to the Value Index Fund’s result, but the fund’s smaller exposure to the technology sector held back returns.

A mostly positive environment lifted U.S. stock market returns
Favorable corporate earnings, generally positive economic news, improved investor sentiment, and the Federal Reserve’s accommodative bond-buying

2

program all helped the broad U.S. stock market post a six-month return of about 16%.

International stocks, in aggregate, returned about 12%. Most of the strength came from the developed markets of Europe; those of the Pacific region managed single-digit returns. Emerging markets performed similarly but were particularly volatile amid concerns about China’s slowing economy and the effects of higher interest rates as the Fed winds down its stimulus.

Bonds staged a rebound after last year’s swoon
After slumping notably in 2013 as investors worried over the future of the Fed’s stimulus program, bonds delivered solid results for the six months. Even as the tapering began in January, bonds seemed to regain their appeal.

The broad U.S. taxable bond market returned 2.84% for the half-year. The yield of the 10-year Treasury note finished at 2.64%, down a bit from 2.76% at the end of August. (Bond prices and yields move in opposite directions.)

Municipal bonds, which had declined sharply in the fiscal year ended August 31, regained some ground, returning 5.71%. The market was roiled during the summer by news of Detroit’s bankruptcy and Puerto Rico’s fiscal woes, but as the headlines receded, investors seemed to take a more comprehensive view of state and local finances. Our chief investment

Market Barometer

			Total Returns
		Periods Ended February 28, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.67%	26.34%	23.63%
Russell 2000 Index (Small-caps)	17.75	31.56	26.63
Russell 3000 Index (Broad U.S. market)	15.83	26.74	23.86
FTSE All-World ex US Index (International)	12.20	12.19	17.71

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.84%	0.15%	5.13%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.71	-0.21	5.68
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	0.08

CPI
Consumer Price Index	0.39%	1.13%	2.04%

3

officer, Tim Buckley, noted recently that on the whole, “municipalities out there are actually doing a lot better than they were a few years ago.”

Money market and savings account returns remained capped by the Fed’s target of 0%–0.25% for short-term interest rates.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 4.93%.

A broad-based advance fueled the funds’ returns
Together, the S&P 500 Growth and Value Indexes represent about three-quarters of the U.S. stock market. Large-cap stocks have traditionally generated higher yields, steadier earnings, and less volatility than their smaller-capitalization counterparts. When those characteristics are of utmost importance to equity investors, large-caps are often the market’s leaders.

For the six months, mid- and small-cap stocks outperformed large-caps, with confident investors embracing the risk inherent in holding the shares of smaller firms. At the same time, growth stocks trumped value: Investors were willing to pay more for rapidly expanding companies.

Both funds experienced double-digit sector returns, as the stock market’s broad-based climb encompassed a diverse group of industries. Technology, health care, consumer discretionary, financial, and industrial stocks were among the top contributors to the funds’ returns.

Expense Ratios
Your Fund Compared With Its Peer Group
	ETF	Peer Group
	Shares	Average
S&P 500 Value Index Fund	0.15%	1.14%
S&P 500 Growth Index Fund	0.15	1.22

The fund expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were: for the S&P 500 Value Index Fund, 0.15%; and for the S&P 500 Growth Index Fund, 0.15%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the S&P 500 Value Index Fund, Large-Cap Value Funds, and for the S&P 500 Growth Index Fund, Large-Cap Growth Funds.

4

Because the technology sector was the largest in the Growth Index Fund during the period, its gain of about 20% notably powered the fund’s overall results. Internet companies that command huge audiences led the way as the movement to online advertising from print continued. Industry consolidation, attractive pricing models, and cloud computing offerings boosted some of the biggest software companies.

The appeal of low-cost investing is growing

Minimizing investment costs is a critical part of every investor’s toolkit. Why? Because every dollar paid for fund management expenses is simply a dollar less that can work on your behalf.

Put another way, the lower your mutual fund’s costs, the greater your share of the fund’s return. Not surprisingly, research indicates that lower-cost investments have tended to outperform their higher-cost counterparts.

Investors are catching on to the value of lower-cost mutual funds. Funds with lower expense ratios dominated in attracting investment dollars over the decade ended December 31, 2012, according to a Vanguard research paper. (You can read the paper, Costs Matter: Are Fund Investors Voting With Their Feet?, at vanguard.com/research.) And, as the chart below shows, Vanguard’s leadership in keeping down costs for investors seems to have encouraged the industry to reduce its average costs—at least over the past decade.

Even so, Vanguard’s average expenses continue to be less than one-fifth the industry average: 0.19% versus 1.08% (as of December 31, 2013). That cost difference remains a powerful tool in the hands of Vanguard clients.

Vanguard fund costs remain far below industry average

5

Health care stocks were a bright spot for both funds. Pharmaceutical and bio-technology giants dominated various product categories with patents that won’t expire for years. Some benefited from diverse business lines, international expansion, and strategic acquisitions. Improved pipelines for new medicines, along with positive rulings from the Food and Drug Administration, have resulted in a more hospitable business climate. Health care equipment and services firms also excelled.

The Value Index Fund’s largest and most productive sector was financials. Huge banks reduced debt, increased deposits, and generated revenue across multiple business areas. Solid gains also came from diversified financial services giants, insurance firms, asset managers, and consumer finance companies. The strong investing environment, fewer insurance claims, firmer corporate balance sheets, and improved housing and labor markets all boosted this sector.

Within consumer discretionary, a variety of media corporations and retailers reaped rewards from an improving economy and favorable customer trends. The aerospace and defense group stood out in industrials as technological improvements and cost management have helped some companies offset cuts in government spending. Airlines, machinery firms, and conglomerates also contributed significantly to returns.

Taking only a slice of the market can add risk to your portfolio
Like other Vanguard funds that are devoted to particular market capitalization ranges, Vanguard S&P 500 Value Index and Growth Index Funds offer you a low-cost, transparent way to gain exposure to a specific segment of the market. These funds can do important work for an investor—by filling in a gap in a portfolio, for example.

But keep in mind that by choosing just a slice of the larger market pie, you’re also choosing to take on additional risk. Investors who depart from a market-proportional approach by overweighting a segment of the market are exposing themselves to more volatility by reducing their portfolio’s level of diversification.

Diversification is, of course, a powerful strategy for managing risk. Vanguard generally counsels that investors balance exposures to large-, mid-, and small-cap stocks in a way that approximates the U.S. stock market, because this approach helps ensure that they stay diversified.

As we say in Vanguard’s Principles for Investing Success: “Leadership among market segments changes constantly and rapidly, so investors must diversify both to mitigate losses and to participate in gains.” (Read more about our investment principles at vanguard.com/research.)

6

You can achieve balanced market cap representation through a total-market stock fund or by assembling segment-specific funds to mirror the overall market. Either way, appropriate diversification should be the goal.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 19, 2014

7

S&P 500 Value Index Fund

Fund Profile
As of February 28, 2014

Portfolio Characteristics
			DJ
			U.S.
			Total
		S&P 500	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	340	340	3,622
Median Market Cap	$67.2B	$67.2B	$42.4B
Price/Earnings Ratio	15.6x	15.6x	19.8x
Price/Book Ratio	1.9x	1.9x	2.6x
Return on Equity	14.9%	14.7%	16.8%
Earnings Growth
Rate	7.7%	7.7%	12.0%
Dividend Yield	2.5%	2.5%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	32%	—	—
Ticker Symbol	VOOV	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	2.31%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		S&P 500	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	7.4%	7.4%	13.2%
Consumer Staples	11.0	11.0	8.2
Energy	14.9	14.9	9.3
Financials	23.4	23.4	17.2
Health Care	10.9	10.9	13.3
Industrials	9.4	9.4	11.5
Information Technology	9.8	9.8	18.3
Materials	3.5	3.5	3.9
Telecommunication
Services	3.7	3.7	2.1
Utilities	6.0	6.0	3.0

Volatility Measures
		DJ
	S&P 500	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.98
Beta	1.00	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	5.3%
General Electric Co.	Industrial
	Conglomerates	3.3
Wells Fargo & Co.	Diversified Banks	2.8
Chevron Corp.	Integrated Oil & Gas	2.8
JPMorgan Chase & Co.	Diversified Financial
	Services	2.7
Berkshire Hathaway Inc. Multi-Sector Holdings		2.6
Bank of America Corp.	Diversified Financial
	Services	2.2
AT&T Inc.	Integrated
	Telecommunication
	Services	2.1
Intel Corp.	Semiconductors	1.6
Wal-Mart Stores Inc.	Hypermarkets &
	Super Centers	1.5
Top Ten		26.9%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 23, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratio was 0.15%.

8

S&P 500 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		31.70%	18.64%
Net Asset Value		31.79	18.64

See Financial Highlights for dividend and capital gains information.

9

S&P 500 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (7.4%)
	Ford Motor Co.	71,374	1,098
*	General Motors Co.	23,589	854
	Walt Disney Co.	9,758	789
	McDonald’s Corp.	7,742	737
	Home Depot Inc.	8,918	732
	Target Corp.	11,437	715
	Twenty-First Century
	Fox Inc. Class A	15,978	536
	Time Warner Inc.	7,366	494
	Macy’s Inc.	6,667	386
	Lowe’s Cos. Inc.	7,569	379
	Carnival Corp.	7,926	314
	Yum! Brands Inc.	3,223	239
	Whirlpool Corp.	1,422	206
	Kohl’s Corp.	3,641	205
	Delphi Automotive plc	2,786	185
*	Dollar General Corp.	2,877	172
	Staples Inc.	11,979	163
	Genuine Parts Co.	1,563	138
	PulteGroup Inc.	6,255	131
	DR Horton Inc.	5,135	126
	Gannett Co. Inc.	4,118	122
	Darden Restaurants Inc.	2,359	120
	Family Dollar Stores Inc.	1,747	114
	Coach Inc.	2,027	99
	Mattel Inc.	2,507	94
	Marriott International Inc.
	Class A	1,712	93
	L Brands Inc.	1,585	89
*	CarMax Inc.	1,775	86
	Leggett & Platt Inc.	2,555	82
	Newell Rubbermaid Inc.	2,494	80
	Lennar Corp. Class A	1,722	76
	Nordstrom Inc.	1,216	75
	Gap Inc.	1,629	71
	Ralph Lauren Corp. Class A	430	69
	Garmin Ltd.	1,289	69

			Market
			Value
		Shares	($000)
	PVH Corp.	547	69
	Cablevision Systems Corp.
	Class A	3,885	68
	Best Buy Co. Inc.	2,518	67
	PetSmart Inc.	919	62
*	AutoNation Inc.	1,164	61
	Expedia Inc.	765	60
	H&R Block Inc.	1,678	53
	Hasbro Inc.	917	51
	GameStop Corp. Class A	1,119	42
*	Urban Outfitters Inc.	779	29
	International
	Game Technology	1,574	24
			10,524
Consumer Staples (11.0%)
	Wal-Mart Stores Inc.	29,275	2,187
	Procter & Gamble Co.	24,101	1,896
	CVS Caremark Corp.	21,537	1,575
	Mondelez International Inc.
	Class A	31,734	1,080
	Philip Morris
	International Inc.	12,756	1,032
	PepsiCo Inc.	11,655	933
	Costco Wholesale Corp.	7,906	923
	Coca-Cola Co.	23,364	892
	Altria Group Inc.	17,009	617
	Walgreen Co.	8,351	567
	Archer-Daniels-Midland Co.	11,905	483
	Kroger Co.	9,416	395
	Colgate-Palmolive Co.	6,202	390
	Sysco Corp.	10,523	379
	Kimberly-Clark Corp.	2,831	312
	General Mills Inc.	5,164	258
	Beam Inc.	2,950	245
	ConAgra Foods Inc.	7,633	217
	Tyson Foods Inc. Class A	4,914	194
	Molson Coors Brewing Co.
	Class B	2,859	162
	Reynolds American Inc.	2,843	144
	Whole Foods Market Inc.	2,565	139

10

S&P 500 Value Index Fund

			Market
			Value
		Shares	($000)
	Kellogg Co.	2,239	136
	JM Smucker Co.	1,025	103
	Brown-Forman Corp. Class B	1,203	101
	Dr Pepper Snapple Group Inc.	1,885	98
	Clorox Co.	980	86
	McCormick & Co. Inc.	1,145	76
	Campbell Soup Co.	1,722	75
	Avon Products Inc.	4,624	72
	Hormel Foods Corp.	923	44
			15,811
Energy (14.9%)
	Exxon Mobil Corp.	79,048	7,610
	Chevron Corp.	34,799	4,013
	ConocoPhillips	22,168	1,474
	Phillips 66	10,848	812
	Occidental Petroleum Corp.	7,876	760
	Apache Corp.	7,224	573
	Baker Hughes Inc.	8,020	507
	Valero Energy Corp.	9,763	468
	Devon Energy Corp.	6,905	445
	Marathon Oil Corp.	12,605	422
	Hess Corp.	5,147	412
	Anadarko Petroleum Corp.	4,280	360
	National Oilwell Varco Inc.	3,950	304
	Williams Cos. Inc.	6,801	281
*	Cameron International Corp.	4,304	276
	Transocean Ltd.	6,133	260
	Marathon Petroleum Corp.	3,050	256
	Spectra Energy Corp.	6,425	240
	Ensco plc Class A	4,226	223
	ONEOK Inc.	3,735	221
	Murphy Oil Corp.	3,179	189
	CONSOL Energy Inc.	4,140	166
	Noble Corp. plc	4,596	143
	Tesoro Corp.	2,411	123
	Chesapeake Energy Corp.	4,677	121
*	Southwestern Energy Co.	2,732	113
	Denbury Resources Inc.	6,626	108
	Nabors Industries Ltd.	4,705	108
	QEP Resources Inc.	3,239	94
	Peabody Energy Corp.	4,885	86
*	Rowan Cos. plc Class A	2,251	75
*	WPX Energy Inc.	3,641	64
	Diamond Offshore Drilling Inc.	1,260	60
*	Newfield Exploration Co.	983	28
			21,395
Financials (23.4%)
	Wells Fargo & Co.	86,738	4,026
	JPMorgan Chase & Co.	68,022	3,865
*	Berkshire Hathaway Inc.
	Class B	32,571	3,771
	Bank of America Corp.	193,003	3,190
	Citigroup Inc.	29,636	1,441
	American International
	Group Inc.	26,642	1,326

			Market
			Value
		Shares	($000)
	Goldman Sachs Group Inc.	7,627	1,270
	MetLife Inc.	20,285	1,028
	PNC Financial Services
	Group Inc.	9,628	787
	Morgan Stanley	25,069	772
	Capital One Financial Corp.	10,432	766
	Bank of New York
	Mellon Corp.	20,782	665
	US Bancorp	15,532	639
	ACE Ltd.	6,153	602
	Travelers Cos. Inc.	6,587	552
	Aflac Inc.	8,433	540
	BB&T Corp.	12,755	482
	Allstate Corp.	8,230	447
	CME Group Inc.	5,704	421
	Chubb Corp.	4,555	399
	Simon Property Group Inc.	2,358	380
	SunTrust Banks Inc.	9,685	365
	HCP Inc.	8,256	320
	Weyerhaeuser Co.	10,544	311
	Hartford Financial
	Services Group Inc.	8,089	285
	M&T Bank Corp.	2,356	275
	Northern Trust Corp.	4,064	251
	Progressive Corp.	9,988	245
	Loews Corp.	5,534	241
	State Street Corp.	3,656	240
	Equity Residential	3,274	191
	Public Storage	1,126	190
	Ventas Inc.	2,712	169
	AvalonBay Communities Inc.	1,298	167
	Unum Group	4,737	165
	Marsh & McLennan Cos. Inc.	3,384	163
	McGraw Hill Financial Inc.	2,007	160
	XL Group plc Class A	5,130	156
	Boston Properties Inc.	1,382	155
	Prologis Inc.	3,709	153
	Vornado Realty Trust	1,483	143
*	Genworth Financial Inc.
	Class A	8,965	139
	Regions Financial Corp.	12,492	133
	Lincoln National Corp.	2,618	131
	Cincinnati Financial Corp.	2,675	125
	General Growth
	Properties Inc.	5,537	122
	Principal Financial Group Inc.	2,325	105
	Health Care REIT Inc.	1,616	95
	Host Hotels & Resorts Inc.	4,783	94
	Kimco Realty Corp.	4,072	91
	Legg Mason Inc.	1,926	89
	Assurant Inc.	1,319	87
	Leucadia National Corp.	3,059	86
	Hudson City Bancorp Inc.	8,614	82
	NASDAQ OMX Group Inc.	2,093	80
	Plum Creek Timber Co. Inc.	1,375	60
	Zions Bancorporation	1,670	52

11

S&P 500 Value Index Fund

			Market
			Value
		Shares	($000)
*	E*TRADE Financial Corp.	2,075	47
*	CBRE Group Inc. Class A	1,626	46
	Apartment Investment &
	Management Co. Class A	1,377	41
	People’s United Financial Inc.	2,871	41
			33,460
Health Care (10.9%)
	Johnson & Johnson	20,932	1,928
	Pfizer Inc.	59,810	1,921
	Merck & Co. Inc.	28,022	1,597
	UnitedHealth Group Inc.	18,217	1,408
	Abbott Laboratories	27,978	1,113
*	Express Scripts Holding Co.	14,580	1,098
	Eli Lilly & Co.	17,940	1,069
	Bristol-Myers Squibb Co.	10,427	561
	WellPoint Inc.	5,345	484
	Aetna Inc.	6,649	484
	Medtronic Inc.	7,768	460
	Cardinal Health Inc.	6,179	442
	McKesson Corp.	2,327	412
	Baxter International Inc.	4,811	334
	Humana Inc.	2,821	317
	Covidien plc	4,328	311
*	Forest Laboratories Inc.	2,058	201
	AmerisourceBergen Corp.
	Class A	2,253	153
	Quest Diagnostics Inc.	2,638	140
*	Intuitive Surgical Inc.	254	113
	Agilent Technologies Inc.	1,921	109
	Zimmer Holdings Inc.	1,050	99
	Zoetis Inc.	3,071	95
*	CareFusion Corp.	2,214	90
*	DaVita HealthCare
	Partners Inc.	1,213	83
*	Laboratory Corp. of
	America Holdings	758	71
*	Hospira Inc.	1,618	70
*	Waters Corp.	617	69
*	Edwards Lifesciences Corp.	910	64
	Patterson Cos. Inc.	1,514	62
*	Varian Medical Systems Inc.	728	61
	DENTSPLY International Inc.	1,162	53
*	Tenet Healthcare Corp.	1,093	48
	PerkinElmer Inc.	955	43
			15,563
Industrials (9.4%)
	General Electric Co.	183,073	4,663
	Caterpillar Inc.	11,514	1,116
	United Technologies Corp.	6,721	786
	Deere & Co.	6,927	595
	Honeywell International Inc.	4,827	456
	FedEx Corp.	2,800	373
	Eaton Corp. plc	4,894	366
	General Dynamics Corp.	3,269	358
	Emerson Electric Co.	4,840	316

			Market
			Value
		Shares	($000)
	Lockheed Martin Corp.	1,898	308
	Raytheon Co.	2,890	283
	Northrop Grumman Corp.	2,291	277
	Illinois Tool Works Inc.	3,327	274
	Stanley Black & Decker Inc.	2,808	233
	Fluor Corp.	2,955	230
	L-3 Communications
	Holdings Inc.	1,603	185
	CSX Corp.	6,600	183
	Tyco International Ltd.	3,955	167
	Republic Services Inc.
	Class A	4,884	167
	Cummins Inc.	1,071	156
	Waste Management Inc.	3,562	148
*	Jacobs Engineering Group Inc.	2,389	145
	CH Robinson Worldwide Inc.	2,751	143
	Parker Hannifin Corp.	1,110	134
	Ingersoll-Rand plc	2,139	131
	Pentair Ltd.	1,406	114
	Joy Global Inc.	1,920	106
	ADT Corp.	3,324	102
	Roper Industries Inc.	739	100
	Nielsen Holdings NV	2,057	97
	Rockwell Collins Inc.	1,104	91
	Dover Corp.	923	87
*	Quanta Services Inc.	2,460	87
	Expeditors International of
	Washington Inc.	2,005	79
	Ryder System Inc.	952	72
	Pall Corp.	681	58
	Masco Corp.	2,325	54
	Xylem Inc.	1,335	52
*	Allegion plc	954	52
	Snap-on Inc.	462	52
	Iron Mountain Inc.	1,724	47
			13,443
Information Technology (9.8%)
	Intel Corp.	89,950	2,227
	Cisco Systems Inc.	96,746	2,109
	International Business
	Machines Corp.	10,158	1,881
	Oracle Corp.	29,209	1,142
	Hewlett-Packard Co.	34,775	1,039
	EMC Corp.	37,236	982
	Corning Inc.	26,187	505
	Accenture plc Class A	5,061	422
*	eBay Inc.	6,957	409
	Texas Instruments Inc.	7,922	356
	Broadcom Corp. Class A	9,764	290
*	Juniper Networks Inc.	9,138	244
	Xerox Corp.	20,940	230
	Applied Materials Inc.	9,583	182
	TE Connectivity Ltd.	3,043	178
	Computer Sciences Corp.	2,670	169
	Motorola Solutions Inc.	2,498	165

12

S&P 500 Value Index Fund

			Market
			Value
		Shares	($000)
	Analog Devices Inc.	2,990	152
	Symantec Corp.	5,810	125
	Altera Corp.	3,423	124
	Xilinx Inc.	2,182	114
	NVIDIA Corp.	5,436	100
	Linear Technology Corp.	1,819	85
	Paychex Inc.	1,938	81
	NetApp Inc.	1,980	80
*	Citrix Systems Inc.	1,283	77
*	Lam Research Corp.	1,467	76
	Harris Corp.	1,024	76
	CA Inc.	2,003	67
*	Teradata Corp.	1,448	66
	Jabil Circuit Inc.	3,355	62
	Western Union Co.	3,678	62
*	F5 Networks Inc.	477	54
	LSI Corp.	3,155	35
	FLIR Systems Inc.	870	30
			13,996
Materials (3.5%)
	Dow Chemical Co.	21,946	1,069
	Freeport-McMoRan
	Copper & Gold Inc.	18,785	613
	EI du Pont de Nemours & Co.	7,205	480
	International Paper Co.	8,027	392
	Mosaic Co.	6,166	301
	Nucor Corp.	5,758	289
	Praxair Inc.	2,183	285
	Alcoa Inc.	19,354	227
	Newmont Mining Corp.	9,008	210
	Air Products & Chemicals Inc.	1,643	199
	MeadWestvaco Corp.	3,214	120
	CF Industries Holdings Inc.	437	110
	Vulcan Materials Co.	1,340	91
	Sigma-Aldrich Corp.	951	90
	Avery Dennison Corp.	1,749	87
	Ball Corp.	1,360	76
	Bemis Co. Inc.	1,862	73
	United States Steel Corp.	2,622	64
	Allegheny Technologies Inc.	1,956	62
	International Flavors &
	Fragrances Inc.	602	56
	Cliffs Natural Resources Inc.	2,755	55
	Airgas Inc.	446	48
*	Owens-Illinois Inc.	1,252	43
			5,040
Telecommunication Services (3.7%)
	AT&T Inc.	95,324	3,044
	Verizon
	Communications Inc.	35,930	1,709
	CenturyLink Inc.	10,695	334
	Frontier Communications
	Corp.	18,094	88
	Windstream Holdings Inc.	10,797	87
			5,262

		Market
		Value
	Shares	($000)
Utilities (6.0%)
Duke Energy Corp.	12,774	905
NextEra Energy Inc.	7,793	712
Southern Co.	15,955	676
Exelon Corp.	15,505	472
American Electric
Power Co. Inc.	8,817	443
Sempra Energy	4,112	389
PPL Corp.	11,404	368
Dominion Resources Inc.	5,251	364
PG&E Corp.	8,129	358
Public Service Enterprise
Group Inc.	9,153	336
Edison International	5,895	309
Consolidated Edison Inc.	5,299	297
Xcel Energy Inc.	9,004	273
Northeast Utilities	5,701	253
FirstEnergy Corp.	7,567	233
DTE Energy Co.	3,199	230
Entergy Corp.	3,226	206
NiSource Inc.	5,667	197
CenterPoint Energy Inc.	7,753	183
Wisconsin Energy Corp.	4,097	180
Ameren Corp.	4,388	177
NRG Energy Inc.	5,848	170
AES Corp.	11,874	162
CMS Energy Corp.	4,825	137
SCANA Corp.	2,550	126
Pinnacle West Capital Corp.	1,988	111
AGL Resources Inc.	2,146	101
Pepco Holdings Inc.	4,521	92
Integrys Energy Group Inc.	1,446	83
TECO Energy Inc.	3,708	62
		8,605
Total Investments (100.0%)
(Cost $126,046)		143,099
Other Assets and Liabilities (0.0%)
Other Assets		426
Liabilities		(480)
		(54)
ETF Shares-Net Assets (100%)
Applicable to 1,750,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		143,045
Net Asset Value Per Share–
ETF Shares		$81.74

13

S&P 500 Value Index Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	127,596
Undistributed Net Investment Income	510
Accumulated Net Realized Losses	(2,114)
Unrealized Appreciation (Depreciation)	17,053
Net Assets	143,045

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

14

S&P 500 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	1,608
Total Income	1,608
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8
Management and Administrative	54
Marketing and Distribution	15
Custodian Fees	17
Shareholders’ Reports	2
Total Expenses	96
Net Investment Income	1,512
Realized Net Gain (Loss) on Investment Securities Sold	9,342
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,192
Net Increase (Decrease) in Net Assets Resulting from Operations	15,046

See accompanying Notes, which are an integral part of the Financial Statements.

15

S&P 500 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,512	2,050
Realized Net Gain (Loss)	9,342	5,063
Change in Unrealized Appreciation (Depreciation)	4,192	7,839
Net Increase (Decrease) in Net Assets Resulting from Operations	15,046	14,952
Distributions
Net Investment Income	(1,578)	(1,731)
Realized Capital Gain	—	—
Total Distributions	(1,578)	(1,731)
Capital Share Transactions
Issued	47,435	75,827
Issued in Lieu of Cash Distributions	—	—
Redeemed	(35,817)	(23,299)
Net Increase (Decrease) from Capital Share Transactions	11,618	52,528
Total Increase (Decrease)	25,086	65,749
Net Assets
Beginning of Period	117,959	52,210
End of Period[1]	143,045	117,959
1 Net Assets—End of Period includes undistributed net investment income of $510,000 and $576,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

S&P 500 Value Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 7,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		August 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$73.72	$61.42	$53.59	$49.93
Investment Operations
Net Investment Income	.795	1.584	1.329	1.051
Net Realized and Unrealized Gain (Loss) on Investments	8.089	12.242	7.734	3.454
Total from Investment Operations	8.884	13.826	9.063	4.505
Distributions
Dividends from Net Investment Income	(.864)	(1.526)	(1.233)	(.845)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.864)	(1.526)	(1.233)	(.845)
Net Asset Value, End of Period	$81.74	$73.72	$61.42	$53.59

Total Return	12.11%	22.79%	17.16%	8.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$143	$118	$52	$27
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.37%	2.45%	2.43%	2.25%[2]
Portfolio Turnover Rate [3]	32%	25%	20%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

S&P 500 Value Index Fund

Notes to Financial Statements

Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 28, 2014. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $15,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

18

S&P 500 Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $9,287,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $2,169,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $126,046,000. Net unrealized appreciation of investment securities for tax purposes was $17,053,000, consisting of unrealized gains of $17,979,000 on securities that had risen in value since their purchase and $926,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2014, the fund purchased $80,294,000 of investment securities and sold $68,560,000 of investment securities, other than temporary cash investments. Purchases and sales include $46,950,000 and $34,312,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2014	August 31, 2013
	Shares	Shares
	(000)	(000)
ETF Shares
Issued	600	1,100
Issued in Lieu of Cash Distributions	—	—
Redeemed	(450)	(350)
Net Increase (Decrease) in Shares Outstanding	150	750

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

19

S&P 500 Growth Index Fund

Fund Profile
As of February 28, 2014

Portfolio Characteristics
			DJ
			U.S.
			Total
		S&P 500	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	336	336	3,622
Median Market Cap	$69.6B	$69.6B	$42.4B
Price/Earnings Ratio	21.9x	21.9x	19.8x
Price/Book Ratio	4.0x	4.0x	2.6x
Return on Equity	21.9%	21.7%	16.8%
Earnings Growth
Rate	15.1%	15.1%	12.0%
Dividend Yield	1.6%	1.6%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	30%	—	—
Ticker Symbol	VOOG	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	1.48%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		S&P 500	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary	17.1%	17.1%	13.2%
Consumer Staples	8.0	8.0	8.2
Energy	5.6	5.6	9.3
Financials	9.4	9.4	17.2
Health Care	16.2	16.2	13.3
Industrials	11.9	11.9	11.5
Information Technology	26.9	26.9	18.3
Materials	3.5	3.5	3.9
Telecommunication
Services	1.2	1.2	2.1
Utilities	0.2	0.2	3.0

Volatility Measures
		DJ
	S&P 500	U.S. Total
	Growth	Market
	Index	FA Index
R-Squared	1.00	0.97
Beta	1.00	0.90

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	5.4%
Google Inc.	Internet Software &
	Services	3.9
Microsoft Corp.	Systems Software	3.3
Johnson & Johnson	Pharmaceuticals	1.8
Comcast Corp.	Cable & Satellite	1.5
Amazon.com Inc.	Internet Retail	1.5
QUALCOMM Inc.	Communications
	Equipment	1.5
Gilead Sciences Inc.	Biotechnology	1.5
Schlumberger Ltd.	Oil & Gas Equipment
	& Services	1.4
Visa Inc.	Data Processing &
	Outsourced Services	1.3
Top Ten		23.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 23, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratio was 0.15%.

20

S&P 500 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2014

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		32.59%	20.53%
Net Asset Value		32.57	20.52

See Financial Highlights for dividend and capital gains information.

21

S&P 500 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (17.1%)
	Comcast Corp. Class A	65,869	3,405
*	Amazon.com Inc.	9,371	3,393
	Walt Disney Co.	27,676	2,237
	Home Depot Inc.	23,136	1,898
*	priceline.com Inc.	1,299	1,752
	NIKE Inc. Class B	18,886	1,479
	McDonald’s Corp.	14,335	1,364
	Starbucks Corp.	19,048	1,352
	TJX Cos. Inc.	17,976	1,105
	Time Warner Cable Inc.	7,125	1,000
*	DIRECTV	12,351	958
	CBS Corp. Class B	14,106	946
	Twenty-First Century Fox Inc.
	Class A	27,280	915
	Viacom Inc. Class B	10,258	900
	Johnson Controls Inc.	17,314	855
	Time Warner Inc.	12,577	844
	Lowe’s Cos. Inc.	15,860	793
*	Netflix Inc.	1,497	667
	VF Corp.	8,903	522
	Yum! Brands Inc.	6,753	500
	Wynn Resorts Ltd.	2,041	495
	Omnicom Group Inc.	6,505	492
*	Discovery Communications
	Inc. Class A	5,704	475
*	AutoZone Inc.	860	463
*	Michael Kors Holdings Ltd.	4,534	444
*	Chipotle Mexican Grill Inc.
	Class A	782	442
*	O’Reilly Automotive Inc.	2,712	409
	Starwood Hotels & Resorts
	Worldwide Inc.	4,840	399
	Ross Stores Inc.	5,476	399
	Harley-Davidson Inc.	5,588	369
*	Bed Bath & Beyond Inc.	5,427	368
	BorgWarner Inc.	5,751	353
*	Dollar Tree Inc.	5,259	288

			Market
			Value
		Shares	($000)
*	TripAdvisor Inc.	2,805	281
	Tiffany & Co.	2,783	260
	Tractor Supply Co.	3,528	249
	Wyndham Worldwide Corp.	3,299	240
*	News Corp. Class A	12,578	231
	Scripps Networks Interactive
	Inc. Class A	2,769	225
	L Brands Inc.	3,944	222
*	Mohawk Industries Inc.	1,541	218
	Delphi Automotive plc	3,191	212
	Coach Inc.	4,252	208
*	Dollar General Corp.	3,424	205
	Gap Inc.	4,426	194
	Mattel Inc.	5,057	189
	Interpublic Group of Cos. Inc.	10,542	187
	Marriott International Inc.
	Class A	3,299	179
	Harman International
	Industries Inc.	1,707	179
	Goodyear Tire & Rubber Co.	6,254	168
	PVH Corp.	1,298	164
*	CarMax Inc.	3,170	154
	Genuine Parts Co.	1,721	152
	Ralph Lauren Corp. Class A	904	146
	H&R Block Inc.	4,567	145
*	Fossil Group Inc.	1,243	143
	Newell Rubbermaid Inc.	3,782	121
	Expedia Inc.	1,537	121
	Nordstrom Inc.	1,920	118
	Hasbro Inc.	1,638	90
	Best Buy Co. Inc.	3,392	90
	Lennar Corp. Class A	2,050	90
	PetSmart Inc.	1,338	90
	Graham Holdings Co. Class B	110	79
	Garmin Ltd.	1,312	70
*	Urban Outfitters Inc.	1,685	63
	International Game
	Technology	4,102	62
	GameStop Corp. Class A	1,393	52
			37,878

22

S&P 500 Growth Index Fund

			Market
			Value
		Shares	($000)
Consumer Staples (8.0%)
	Procter & Gamble Co.	35,040	2,756
	Coca-Cola Co.	63,353	2,420
	Philip Morris
	International Inc.	22,678	1,835
	PepsiCo Inc.	22,482	1,800
	Altria Group Inc.	26,792	972
	Colgate-Palmolive Co.	13,551	851
	Kraft Foods Group Inc.	15,061	832
	Walgreen Co.	10,345	703
	Kimberly-Clark Corp.	5,691	628
	Lorillard Inc.	9,310	457
	Estee Lauder Cos. Inc.
	Class A	6,471	446
	General Mills Inc.	8,817	441
	Mead Johnson Nutrition Co.	5,105	416
	Hershey Co.	3,786	401
*	Constellation Brands Inc.
	Class A	4,211	341
	Whole Foods Market Inc.	5,831	315
	Coca-Cola Enterprises Inc.	6,103	287
*	Monster Beverage Corp.	3,432	254
	Safeway Inc.	6,236	234
	Kellogg Co.	3,378	205
	Brown-Forman Corp.
	Class B	2,419	203
	Reynolds American Inc.	3,970	202
	Clorox Co.	1,891	165
	Dr Pepper Snapple Group Inc.	2,441	127
	JM Smucker Co.	1,225	123
	McCormick & Co. Inc.	1,738	115
	Hormel Foods Corp.	2,115	100
	Campbell Soup Co.	2,139	93
	Avon Products Inc.	4,506	70
			17,792
Energy (5.6%)
	Schlumberger Ltd.	33,287	3,096
	EOG Resources Inc.	6,899	1,307
	Halliburton Co.	21,439	1,222
	Occidental Petroleum Corp.	9,372	905
	Pioneer Natural
	Resources Co.	3,604	725
	Noble Energy Inc.	9,081	624
	Anadarko Petroleum Corp.	6,741	567
	Kinder Morgan Inc.	17,018	542
	National Oilwell Varco Inc.	5,302	408
	EQT Corp.	3,809	390
	Cabot Oil & Gas Corp.	10,645	373
	Range Resources Corp.	4,130	355
	Williams Cos. Inc.	7,773	321
*	FMC Technologies Inc.	5,980	300
	Spectra Energy Corp.	7,959	297
	Marathon Petroleum Corp.	3,347	281

			Market
			Value
		Shares	($000)
	Helmerich & Payne Inc.	2,712	268
*	Southwestern Energy Co.	5,062	209
	Chesapeake Energy Corp.	6,274	163
*	Newfield Exploration Co.	2,073	58
			12,411
Financials (9.1%)
	American Express Co.	23,286	2,126
	Citigroup Inc.	35,264	1,715
	US Bancorp	24,465	1,006
	Prudential Financial Inc.	11,702	990
	BlackRock Inc.	3,211	979
	American Tower Corporation	9,974	813
	Charles Schwab Corp.	29,327	777
	Simon Property Group Inc.	4,549	734
	Discover Financial Services	12,107	695
	Aon plc	7,609	651
	IntercontinentalExchange
	Group Inc.	2,907	607
	Franklin Resources Inc.	10,204	543
	Ameriprise Financial Inc.	4,917	536
	T. Rowe Price Group Inc.	6,594	535
	Fifth Third Bancorp	22,314	484
	Marsh & McLennan Cos. Inc.	9,154	441
	State Street Corp.	5,991	393
	Invesco Ltd.	11,204	384
	Moody’s Corp.	4,784	378
	Public Storage	2,082	352
	McGraw Hill Financial Inc.	4,038	322
	Prologis Inc.	7,437	306
	KeyCorp	22,664	298
	Health Care REIT Inc.	5,034	296
	SLM Corp.	11,027	264
	Host Hotels & Resorts Inc.	12,425	244
	Equity Residential	3,897	228
	Ventas Inc.	3,648	228
	Vornado Realty Trust	2,330	224
	Comerica Inc.	4,632	223
	Boston Properties Inc.	1,931	217
	Macerich Co.	3,552	214
	Huntington Bancshares Inc.	21,211	202
	Regions Financial Corp.	17,446	186
	Torchmark Corp.	2,285	177
	Principal Financial Group Inc.	3,675	167
	AvalonBay Communities Inc.	1,260	163
	Lincoln National Corp.	2,991	150
*	CBRE Group Inc. Class A	4,796	134
	General Growth
	Properties Inc.	5,855	129
	Plum Creek Timber Co. Inc.	2,554	111
	Kimco Realty Corp.	4,668	104
	Leucadia National Corp.	3,652	102
*	E*TRADE Financial Corp.	4,366	98
	Zions Bancorporation	2,340	73

23

S&P 500 Growth Index Fund

			Market
			Value
		Shares	($000)
	People’s United Financial Inc.	4,028	57
	Apartment Investment &
	Management Co. Class A	1,776	53
			20,109
Health Care (16.2%)
	Johnson & Johnson	42,075	3,876
*	Gilead Sciences Inc.	38,757	3,209
	Pfizer Inc.	80,269	2,577
	Amgen Inc.	19,061	2,364
	AbbVie Inc.	40,210	2,047
*	Biogen Idec Inc.	5,970	2,034
	Merck & Co. Inc.	34,711	1,978
*	Celgene Corp.	10,415	1,674
	Bristol-Myers Squibb Co.	27,051	1,455
	Thermo Fisher Scientific Inc.	10,016	1,247
*	Actavis plc	4,399	971
	Allergan Inc.	7,511	954
*	Alexion Pharmaceuticals Inc.	4,955	876
	Medtronic Inc.	14,383	852
*	Regeneron
	Pharmaceuticals Inc.	1,985	660
	Stryker Corp.	7,460	599
	Becton Dickinson and Co.	4,905	565
	Cigna Corp.	6,986	556
	Perrigo Co. plc	3,363	553
*	Mylan Inc.	9,677	538
	St. Jude Medical Inc.	7,375	497
	Baxter International Inc.	6,995	486
*	Vertex Pharmaceuticals Inc.	5,908	478
*	Cerner Corp.	7,461	458
	McKesson Corp.	2,554	452
*	Boston Scientific Corp.	33,749	442
	Covidien plc	5,580	402
	Agilent Technologies Inc.	5,685	324
*	Forest Laboratories Inc.	3,116	304
	CR Bard Inc.	1,968	284
*	Intuitive Surgical Inc.	607	270
	Zimmer Holdings Inc.	2,851	268
	Zoetis Inc.	8,340	259
*	DaVita HealthCare
	Partners Inc.	2,766	190
	AmerisourceBergen Corp.
	Class A	2,674	181
*	Waters Corp.	1,292	144
*	Varian Medical Systems Inc.	1,661	139
*	Laboratory Corp. of America
	Holdings	1,149	107
*	Edwards Lifesciences Corp.	1,492	104
*	CareFusion Corp.	2,250	91
	DENTSPLY International Inc.	1,990	90
*	Hospira Inc.	1,933	84
	PerkinElmer Inc.	1,510	68
*	Tenet Healthcare Corp.	985	43
			35,750

			Market
			Value
		Shares	($000)
Industrials (11.9%)
	Boeing Co.	17,474	2,253
	3M Co.	16,166	2,178
	Union Pacific Corp.	11,641	2,100
	United Parcel Service Inc.
	Class B	18,068	1,730
	United Technologies Corp.	11,948	1,398
	Honeywell International Inc.	13,090	1,236
	Danaher Corp.	15,155	1,159
	Precision Castparts Corp.	3,671	947
	Emerson Electric Co.	11,031	720
	Delta Air Lines Inc.	21,624	718
	Norfolk Southern Corp.	7,808	718
	Lockheed Martin Corp.	4,148	673
	PACCAR Inc.	8,950	589
	FedEx Corp.	3,611	482
	Illinois Tool Works Inc.	5,676	468
	CSX Corp.	16,397	454
	Rockwell Automation Inc.	3,505	431
	General Dynamics Corp.	3,890	426
	Cummins Inc.	2,906	424
	WW Grainger Inc.	1,561	398
	Raytheon Co.	4,037	395
	Southwest Airlines Co.	17,610	395
	Eaton Corp. plc	5,157	385
	AMETEK Inc.	6,186	329
	Fastenal Co.	6,900	326
	Northrop Grumman Corp.	2,416	292
	Flowserve Corp.	3,525	286
	Dover Corp.	3,014	284
	Textron Inc.	7,106	282
	Parker Hannifin Corp.	2,225	268
	Tyco International Ltd.	6,233	263
	Kansas City Southern	2,785	262
	Waste Management Inc.	6,065	252
	Pentair Ltd.	3,073	248
*	Stericycle Inc.	2,165	247
	Ingersoll-Rand plc	3,792	232
	Equifax Inc.	3,075	215
	Roper Industries Inc.	1,483	201
	Nielsen Holdings NV	3,526	167
	Pall Corp.	1,848	159
	Rockwell Collins Inc.	1,880	155
	Cintas Corp.	2,551	155
	Robert Half International Inc.	3,513	144
	Masco Corp.	5,787	135
	Pitney Bowes Inc.	5,114	130
	Xylem Inc.	2,801	110
	Dun & Bradstreet Corp.	963	96
	Expeditors International of
	Washington Inc.	2,396	95
	Snap-on Inc.	826	93
*	Quanta Services Inc.	2,023	71
	Iron Mountain Inc.	1,901	52
*	Allegion plc	931	51
			26,277

24

S&P 500 Growth Index Fund

			Market
			Value
		Shares	($000)
Information Technology (26.9%)
	Apple Inc.	22,741	11,967
*	Google Inc. Class A	7,093	8,623
	Microsoft Corp.	192,013	7,356
	QUALCOMM Inc.	42,702	3,215
	Visa Inc. Class A	12,871	2,908
*	Facebook Inc. Class A	41,572	2,846
	International Business
	Machines Corp.	11,609	2,150
	MasterCard Inc. Class A	26,167	2,034
	Oracle Corp.	47,897	1,873
*	eBay Inc.	19,731	1,160
	Automatic Data
	Processing Inc.	12,168	946
*	Yahoo! Inc.	23,846	922
*	Salesforce.com Inc.	14,022	875
*	Adobe Systems Inc.	11,750	806
*	Cognizant Technology
	Solutions Corp. Class A	7,645	796
	Accenture plc Class A	8,998	750
	Texas Instruments Inc.	16,599	746
*	Micron Technology Inc.	26,586	643
	Intuit Inc.	7,199	563
	Western Digital Corp.	5,320	463
	Seagate Technology plc	8,243	430
	SanDisk Corp.	5,709	424
	Fidelity National Information
	Services Inc.	7,358	409
*	Fiserv Inc.	6,519	378
	TE Connectivity Ltd.	6,119	358
	Amphenol Corp. Class A	4,000	352
*	Alliance Data Systems Corp.	1,231	351
	Applied Materials Inc.	17,044	323
*	Autodesk Inc.	5,702	299
*	Red Hat Inc.	4,789	283
*	Akamai Technologies Inc.	4,523	277
	KLA-Tencor Corp.	4,212	274
	NetApp Inc.	5,857	237
	Paychex Inc.	5,502	230
	Microchip Technology Inc.	5,012	228
*	Electronic Arts Inc.	7,813	223
	Symantec Corp.	9,519	205
	Xilinx Inc.	3,737	195
	Analog Devices Inc.	3,694	188
	CA Inc.	5,433	182
*	VeriSign Inc.	3,256	179
*	Citrix Systems Inc.	2,920	175
	Linear Technology Corp.	3,381	158
	Motorola Solutions Inc.	2,327	154
	Western Union Co.	8,814	148
*	F5 Networks Inc.	1,295	146
	NVIDIA Corp.	7,033	129
	Total System Services Inc.	4,229	129

		Market
		Value
	Shares	($000)
Altera Corp.	3,335	121
* Lam Research Corp.	2,057	106
LSI Corp.	9,385	104
* First Solar Inc.	1,785	102
* Teradata Corp.	2,111	97
Harris Corp.	1,273	94
FLIR Systems Inc.	2,369	81
		59,411
Materials (3.5%)
Monsanto Co.	13,291	1,462
LyondellBasell Industries
NV Class A	11,041	973
EI du Pont de Nemours
& Co.	13,342	889
Ecolab Inc.	6,854	739
PPG Industries Inc.	3,589	710
Praxair Inc.	4,389	572
Sherwin-Williams Co.	2,177	436
Air Products & Chemicals Inc.	3,043	369
Eastman Chemical Co.	3,890	340
FMC Corp.	3,368	260
CF Industries Holdings Inc.	841	211
Sealed Air Corp.	4,967	169
Sigma-Aldrich Corp.	1,693	160
International Flavors &
Fragrances Inc.	1,219	114
Airgas Inc.	1,056	114
Ball Corp.	1,760	98
Vulcan Materials Co.	1,417	96
* Owens-Illinois Inc.	2,424	82
		7,794
Telecommunication Services (1.5%)
Verizon Communications Inc.	54,157	2,577
* Crown Castle
International Corp.	8,443	641
		3,218
Utilities (0.2%)
Dominion Resources Inc.	7,335	509
Total Investments (100.0%)
(Cost $178,256)		221,149
Other Assets and Liabilities (0.0%)
Other Assets		366
Liabilities		(441)
		(75)
ETF Shares–Net Assets (100%)
Applicable to 2,450,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		221,074
Net Asset Value Per Share–
ETF Shares		$90.23

25

S&P 500 Growth Index Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	179,971
Undistributed Net Investment Income	377
Accumulated Net Realized Losses	(2,167)
Unrealized Appreciation (Depreciation)	42,893
Net Assets	221,074

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

26

S&P 500 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	1,561
Total Income	1,561
Expenses
The Vanguard Group—Note B
Investment Advisory Services	14
Management and Administrative	83
Marketing and Distribution	20
Custodian Fees	13
Shareholders’ Reports	5
Total Expenses	135
Net Investment Income	1,426
Realized Net Gain (Loss) on Investment Securities Sold	7,934
Change in Unrealized Appreciation (Depreciation) of Investment Securities	19,561
Net Increase (Decrease) in Net Assets Resulting from Operations	28,921

See accompanying Notes, which are an integral part of the Financial Statements.

27

S&P 500 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,426	2,153
Realized Net Gain (Loss)	7,934	1,416
Change in Unrealized Appreciation (Depreciation)	19,561	12,692
Net Increase (Decrease) in Net Assets Resulting from Operations	28,921	16,261
Distributions
Net Investment Income	(1,534)	(2,009)
Realized Capital Gain	—	—
Total Distributions	(1,534)	(2,009)
Capital Share Transactions
Issued	86,002	57,363
Issued in Lieu of Cash Distributions	—	—
Redeemed	(39,160)	(20,566)
Net Increase (Decrease) from Capital Share Transactions	46,842	36,797
Total Increase (Decrease)	74,229	51,049
Net Assets
Beginning of Period	146,845	95,796
End of Period[1]	221,074	146,845
1 Net Assets—End of Period includes undistributed net investment income of $377,000 and $485,000.

See accompanying Notes, which are an integral part of the Financial Statements.

28

S&P 500 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 7,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		August 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$77.29	$68.43	$58.81	$50.23
Investment Operations
Net Investment Income	0.583	1.291	1.135	.797
Net Realized and Unrealized Gain (Loss) on Investments	13.041	8.848	9.543	8.414
Total from Investment Operations	13.624	10.139	10.678	9.211
Distributions
Dividends from Net Investment Income	(.684)	(1.279)	(1.058)	(.631)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.684)	(1.279)	(1.058)	(.631)
Net Asset Value, End of Period	$90.23	$77.29	$68.43	$58.81

Total Return	17.70%	15.00%	18.38%	18.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$221	$147	$96	$56
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.60%	1.81%	1.82%	1.63%[2]
Portfolio Turnover Rate [3]	30%	24%	22%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

S&P 500 Growth Index Fund

Notes to Financial Statements

Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 28, 2014. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $23,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

30

S&P 500 Growth Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $6,554,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $3,547,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $178,256,000. Net unrealized appreciation of investment securities for tax purposes was $42,893,000, consisting of unrealized gains of $43,538,000 on securities that had risen in value since their purchase and $645,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2014, the fund purchased $130,581,000 of investment securities and sold $83,582,000 of investment securities, other than temporary cash investments. Purchases and sales include $84,297,000 and $32,876,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2014	August 31, 2013
	Shares	Shares
	(000)	(000)
ETF Shares
Issued	1,000	800
Issued in Lieu of Cash Distributions	—	—
Redeemed	(450)	(300)
Net Increase (Decrease) in Shares Outstanding	550	500

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2013	2/28/2014	Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,121.06	$0.79
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,176.96	$0.81
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.15%; and for the S&P 500 Growth Index Fund, 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month peiod, then divided by the number of days in the most recent 12-month period.

33

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

34

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.

F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18402 042014

Semiannual Report | February 28, 2014
Vanguard S&P Small-Cap 600 Index Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
S&P Small-Cap 600 Index Fund.	9
S&P Small-Cap 600 Value Index Fund.	28
S&P Small-Cap 600 Growth Index Fund.	41
About Your Fund’s Expenses.	54
Glossary.	56

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
Total
Returns
Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares	17.09%
ETF Shares
Market Price	16.97
Net Asset Value	17.02
S&P SmallCap 600 Index	17.17
Small-Cap Core Funds Average	16.30
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares
Market Price	17.51%
Net Asset Value	17.51
S&P SmallCap 600 Value Index	17.67
Small-Cap Value Funds Average	15.67
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard S&P Small-Cap 600 Growth Index Fund
ETF Shares
Market Price	16.43%
Net Asset Value	16.50
S&P SmallCap 600 Growth Index	16.66
Small-Cap Growth Funds Average	18.22
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

The stock market’s rally since its bottom five years ago has delivered generous returns for stock investors across the board. And while the rising tide has seemingly lifted all boats, the upswing has favored small-capitalization stocks over large-cap stocks.

The S&P SmallCap 600 Index notched an average annual return of about 32% from the stock market bottom on March 9, 2009, to February 28, 2014, compared with about 25% for the large-cap S&P 500 Index. During the latest reporting period, small-cap stocks continued to outpace large-caps. For the six months ended February 28, 2014, the S&P SmallCap 600 Index returned about 17%, and the S&P 500 Index returned about 15%.

During the six-month period, ETF Shares of Vanguard S&P Small-Cap 600 Index Fund returned 17.02%. (Institutional Shares returned 17.09%.) For the three funds in this report, value stocks outperformed growth stocks: Vanguard S&P Small-Cap 600 Value Index Fund returned 17.51% and Vanguard S&P Small-Cap 600 Growth Index Fund returned 16.50%. (Returns are for ETF Shares, based on net asset value.) The funds’ results were in line with their benchmark indexes. The returns for the broader fund and the value fund were higher than the average returns of their peers; the growth fund’s return was not.

2

Mostly positive factors lifted U.S. stock markets
Favorable corporate earnings, generally positive economic news, improved investor sentiment, and the Federal Reserve’s accommodative bond-buying program—all of these factors underpinned the broad U.S. stock market’s six-month return of about 16%.

International stocks, in aggregate, returned about 12%. Most of the strength came from the developed markets of Europe. The developed markets of the Pacific region managed single-digit returns for the period, as did emerging markets, which have seen particularly volatile results amid concerns about China’s slowing economy and the effects of higher interest rates as the Fed winds down its stimulus.

Bonds staged a rebound after last year’s swoon
Bonds, which had slumped notably in 2013 as investors worried over the future of the Fed’s bond-buying program, delivered solid results for the six months. Even as the Fed began trimming its purchases in January, bonds seemed to regain their appeal for investors.

The broad U.S. taxable bond market returned 2.84% for the half year. The yield of the 10-year Treasury note finished the six months at 2.64%, down a bit from 2.76% at the end of August. (Bond prices and yields move in opposite directions.)

Municipal bonds, which had declined sharply in the fiscal year ended August 31, regained some ground, returning 5.71%.

Market Barometer
			Total Returns
		Periods Ended February 28, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.67%	26.34%	23.63%
Russell 2000 Index (Small-caps)	17.75	31.56	26.63
Russell 3000 Index (Broad U.S. market)	15.83	26.74	23.86
FTSE All-World ex US Index (International)	12.20	12.19	17.71

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.84%	0.15%	5.13%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.71	-0.21	5.68
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	0.08

CPI
Consumer Price Index	0.39%	1.13%	2.04%

3

The market had been roiled during the summer by headlines about Detroit’s bankruptcy and Puerto Rico’s fiscal woes, but as the headlines receded, investors seemed to take a more comprehensive view of state and local finances. Our chief investment officer, Tim Buckley, noted recently that, on the whole, “municipalities out there are actually doing a lot better than they were a few years ago.”

Money market and savings account returns remained capped by the Fed’s target of 0%–0.25% for short-term interest rates. International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 4.93%.

Technology was a top contributor to returns for each fund
The potential of small companies to deliver outsized increases in sales and profit seemed to attract investors to their stocks during the fiscal period. The prospect for robust growth may be particularly appealing at a time when the larger economy has expanded at only a tepid pace. Of course, the potential opportunity presented by small companies also comes with a risk; companies of this size are more likely than large-cap companies to experience earnings volatility, and they are more sensitive to the ebbs and flows of the economic cycle.

Expense Ratios
Your Fund Compared With Its Peer Group
	Institutional	ETF	Peer Group
	Shares	Shares	Average
S&P Small-Cap 600 Index Fund	0.11%	0.18%	1.32%
S&P Small-Cap 600 Value Index Fund	—	0.23	1.36
S&P Small-Cap 600 Growth Index Fund	—	0.23	1.42

The fund expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were: for the S&P Small-Cap 600 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Small-Cap 600 Value Index Fund, 0.20% for ETF Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.20% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the S&P Small-Cap 600 Index Fund, Small-Cap Core Funds; for the S&P Small-Cap 600 Value Index Fund, Small-Cap Value Funds; and for the S&P Small-Cap 600 Growth Index Fund, Small-Cap Growth Funds.

4

Five industry sectors were responsible for the bulk of the returns for the three Vanguard S&P Small-Cap 600 Index Funds for the six months: information technology, health care, consumer discretionary, financials, and industrials.

Technology was a top contributor for each fund on the strength of a wide variety of industries within that sector. For the value fund, industrial stocks were the leading contributor, helped especially by the performance of aerospace and defense companies and machinery manufacturers.

In health care, a core contributor for each fund was the subsector that includes businesses that provide equipment and services. Among consumer discretionary stocks, each fund benefited from its holdings of consumer durables and apparel stocks (such as those of companies that provide apparel accessories and luxury goods) as well as consumer services stocks (such as restaurants). The value fund also got a boost from retailing.

For each fund, regional bank and real estate stocks were important contributors to results in the financial sector.

Taking only a slice of the market can add risk to your portfolio
Like other Vanguard funds that are devoted to particular market-capitalization ranges, the Vanguard S&P Small-Cap 600 Index

A note on expense ratios

The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

5

Funds offer you a low-cost, transparent way to gain exposure to a specific segment of the market. These funds can do important work for an investor—filling in a gap in a portfolio, for example.

But keep in mind that by choosing just a slice of the market-cap pie, you’re also choosing to take on additional risk. Investors who depart from a market-proportional approach by overweighting a certain

The appeal of low-cost investing is growing

Minimizing investment costs is a critical part of every investor’s toolkit. Why? Because every dollar paid for fund management expenses is simply a dollar less that can work on your behalf.

Put another way, the lower your mutual fund’s costs, the greater your share of the fund’s return. Not surprisingly, research indicates that lower-cost investments have tended to outperform their higher-cost counterparts.

Investors are catching on to the value of lower-cost mutual funds. Funds with lower expense ratios dominated in attracting investment dollars over the decade ended December 31, 2012, according to a Vanguard research paper. (You can read the paper, Costs Matter: Are Fund Investors Voting With Their Feet? at vanguard.com/research.) And, as the chart below shows, Vanguard’s leadership in keeping down costs for investors seems to have encouraged the industry to reduce its average costs—at least over the past decade.

Even so, Vanguard’s average expenses continue to be less than one-fifth the industry average: 0.19% versus 1.08% (as of December 31, 2013). That cost difference remains a powerful tool in the hands of Vanguard clients.

Vanguard fund costs remain far below industry average

6

segment of the market are exposing themselves to more volatility by reducing their portfolio’s level of diversification.

Diversification is, of course, a powerful strategy for managing risk, and Vanguard generally counsels that investors get exposure to large-, mid-, and small-cap stocks in a way that approximates the U.S. stock market, because this approach helps ensure that they stay diversified.

As we say in Vanguard’s Principles for Investing Success: “Leadership among market segments changes constantly and rapidly, so investors must diversify both to mitigate losses and to participate in gains.” (You can read more about our investment principles at vanguard.com/research.)

You can achieve a balanced market-cap representation through a total-market stock fund, or you can assemble segment-specific funds to mirror the overall market. Either way, appropriate diversification should remain paramount.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 19, 2014

7

Your Fund’s Performance at a Glance
August 31, 2013, Through February 28, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares	$170.71	$198.05	$1.764	$0.000
ETF Shares	84.98	98.59	0.843	0.000
Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares	$82.76	$96.36	$0.870	$0.000
Vanguard S&P Small-Cap 600 Growth Index
Fund
ETF Shares	$87.79	$101.74	$0.530	$0.000

8

S&P Small-Cap 600 Index Fund

Fund Profile
As of February 28, 2014

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VSMSX	VIOO
Expense Ratio[1]	0.11%	0.18%
30-Day SEC Yield	1.10%	1.03%

Portfolio Characteristics
			DJ
			U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund	600 Index	Index
Number of Stocks	601	600	3,622
Median Market Cap	$1.6B	$1.6B	$42.4B
Price/Earnings Ratio	27.4x	27.2x	19.8x
Price/Book Ratio	2.3x	2.3x	2.6x
Return on Equity	10.2%	10.1%	16.8%
Earnings Growth
Rate	12.3%	12.5%	12.0%
Dividend Yield	1.1%	1.2%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	16%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
	S&P	U.S. Total
	SmallCap	Market
	600 Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
FEI Co.	Electronic Equipment
	& Instruments	0.6%
Kate Spade & Co.	Apparel, Accessories
	& Luxury Goods	0.6
Toro Co.	Construction & Farm
	Machinery & Heavy
	Trucks	0.5
Teledyne Technologies	Aerospace &
Inc.	Defense	0.5
PolyOne Corp.	Specialty Chemicals	0.5
Centene Corp.	Managed Health
	Care	0.5
Questcor
Pharmaceuticals Inc.	Pharmaceuticals	0.5
EnerSys Inc.	Electrical
	Components &
	Equipment	0.5
ARRIS Group Inc.	Communications
	Equipment	0.5
MAXIMUS Inc.	Data Processing &
	Outsourced Services	0.5
Top Ten		5.2%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

9

S&P Small-Cap 600 Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund	600 Index	Index
Consumer Discretionary	15.9%	15.8%	13.2%
Consumer Staples	3.4	3.4	8.2
Energy	4.4	4.4	9.3
Financials	21.2	21.5	17.2
Health Care	10.5	10.5	13.3
Industrials	14.9	14.8	11.5
Information Technology	19.1	19.1	18.3
Materials	6.6	6.6	3.9
Telecommunication
Services	0.5	0.4	2.1
Utilities	3.5	3.5	3.0

10

S&P Small-Cap 600 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2014

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	4/1/2011	41.18%	16.77%
ETF Shares	9/7/2010
Market Price		41.01	24.09
Net Asset Value		41.05	24.08

Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on April 1, 2011. The total returns shown are based on the period beginning April 1, 2011.

See Financial Highlights for dividend and capital gains information.

11

S&P Small-Cap 600 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (15.8%)
*	Kate Spade & Co.	57,590	1,971
*	Live Nation
	Entertainment Inc.	66,389	1,506
*	Lumber Liquidators
	Holdings Inc.	12,948	1,389
*	Buffalo Wild Wings Inc.	8,812	1,278
	Pool Corp.	21,561	1,260
	Wolverine World Wide Inc.	47,213	1,245
*	Jack in the Box Inc.	19,991	1,148
	Men’s Wearhouse Inc.	21,304	1,146
	Cracker Barrel Old Country
	Store Inc.	11,176	1,111
	Ryland Group Inc.	21,680	1,010
*	Steven Madden Ltd.	27,666	1,008
*	Iconix Brand Group Inc.	24,207	974
*	Helen of Troy Ltd.	14,135	923
	Hillenbrand Inc.	29,449	880
*	Outerwall Inc.	11,951	845
	Monro Muffler Brake Inc.	13,999	835
*	Genesco Inc.	11,234	834
*	Meritage Homes Corp.	16,957	817
*	Dorman Products Inc.	14,176	817
*	Jos A Bank Clothiers Inc.	13,132	815
	Papa John’s International Inc.	14,962	762
*	Marriott Vacations
	Worldwide Corp.	14,298	750
	Texas Roadhouse Inc.
	Class A	28,137	744
*	Hibbett Sports Inc.	12,165	697
*	Pinnacle Entertainment Inc.	27,710	673
	Lithia Motors Inc. Class A	10,572	670
*	Vitamin Shoppe Inc.	14,274	668
	Group 1 Automotive Inc.	9,951	664
*	Standard Pacific Corp.	70,248	640
	DineEquity Inc.	7,592	636
*	Crocs Inc.	41,523	632
	La-Z-Boy Inc.	24,623	629

			Market
			Value
		Shares	($000)
*	Skechers U.S.A. Inc.
	Class A	18,585	627
	Finish Line Inc. Class A	23,058	623
	Buckle Inc.	13,156	597
	Sturm Ruger & Co. Inc.	9,090	579
*	iRobot Corp.	13,589	570
*	Children’s Place Retail
	Stores Inc.	10,454	566
*	G-III Apparel Group Ltd.	7,754	539
	Oxford Industries Inc.	6,775	530
	Interval Leisure Group Inc.	18,578	505
	Drew Industries Inc.	10,228	504
*	Sonic Corp.	024,404	497
*	Red Robin Gourmet
	Burgers Inc.	6,103	476
	Brown Shoe Co. Inc.	19,253	473
*	Select Comfort Corp.	25,919	468
*	Quiksilver Inc.	59,966	468
*	Multimedia Games
	Holding Co. Inc.	13,901	459
	Scholastic Corp.	12,120	428
*	Boyd Gaming Corp.	35,209	409
*	Francesca’s Holdings Corp.	19,719	386
	Sonic Automotive Inc.
	Class A	16,030	381
	Cato Corp. Class A	12,595	354
*	Winnebago Industries Inc.	13,022	347
	Standard Motor Products Inc.	9,811	345
	Capella Education Co.	5,159	343
*	Zale Corp.	15,508	337
	Movado Group Inc.	8,435	332
*	Barnes & Noble Inc.	17,302	332
*	BJ’s Restaurants Inc.	11,570	320
	Fred’s Inc. Class A	15,933	318
*	Pep Boys-Manny Moe
	& Jack	24,780	312
*	Biglari Holdings Inc.	692	311
	Ethan Allen Interiors Inc.	12,146	305
*	Universal Electronics Inc.	7,270	304
	Arctic Cat Inc.	6,282	294

12

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
	Stage Stores Inc.	14,817	293
	Callaway Golf Co.	34,665	292
*	American Public
	Education Inc.	8,202	291
	Regis Corp.	20,466	288
*	M/I Homes Inc.	11,355	283
	Haverty Furniture Cos. Inc.	9,454	276
*	EW Scripps Co. Class A	14,008	275
*	Tuesday Morning Corp.	17,529	274
*	FTD Cos. Inc.	8,782	273
*	Aeropostale Inc.	36,624	269
*	ITT Educational Services Inc.	8,533	265
*	Zumiez Inc.	10,438	248
*	Strayer Education Inc.	5,099	244
*	Blue Nile Inc.	6,011	212
	Ruth’s Hospitality Group Inc.	16,830	208
*	Career Education Corp.	27,389	202
	Superior Industries
	International Inc.	10,991	201
	Nutrisystem Inc.	13,580	200
	Stein Mart Inc.	13,095	178
*	Ruby Tuesday Inc.	27,387	168
*	MarineMax Inc.	11,474	165
	Harte-Hanks Inc.	20,612	165
	Universal Technical
	Institute Inc.	9,950	135
	PetMed Express Inc.	9,397	130
	Big 5 Sporting Goods Corp.	8,410	128
*	Kirkland’s Inc.	7,115	126
*	Sizmek Inc.	10,087	125
	Marcus Corp.	8,536	120
*	VOXX International Corp.
	Class A	9,233	120
*	Christopher & Banks Corp.	17,212	115
	Spartan Motors Inc.	16,056	91
*	Monarch Casino &
	Resort Inc.	4,674	88
*	Perry Ellis International Inc.	5,749	80
	JAKKS Pacific Inc.	8,148	58
^	Blyth Inc.	3,914	38
			51,240
Consumer Staples (3.4%)
*	Darling International Inc.	75,090	1,515
	Casey’s General Stores Inc.	18,061	1,237
*	TreeHouse Foods Inc.	17,092	1,218
*	Boston Beer Co. Inc.
	Class A	4,094	969
	B&G Foods Inc.	25,063	751
	Sanderson Farms Inc.	9,504	730
	Andersons Inc.	12,377	679
	J&J Snack Foods Corp.	6,838	635
	Snyder’s-Lance Inc.	22,918	621
	WD-40 Co.	6,732	491
	Spartan Stores Inc.	17,176	388
	Cal-Maine Foods Inc.	6,996	368

			Market
			Value
		Shares	($000)
*	Annie’s Inc.	7,991	300
*	Diamond Foods Inc.	9,616	276
	Inter Parfums Inc.	7,878	265
	Calavo Growers Inc.	6,494	202
*	Medifast Inc.	5,995	158
*	Central Garden and Pet Co.
	Class A	19,750	145
*	Alliance One
	International Inc.	37,780	102
*	Seneca Foods Corp. Class A	3,340	101
			11,151
Energy (4.4%)
	Bristow Group Inc.	17,186	1,334
*	Exterran Holdings Inc.	27,510	1,127
*	PDC Energy Inc.	16,728	1,039
*	Carrizo Oil & Gas Inc.	19,393	965
*	Stone Energy Corp.	23,414	841
*	SEACOR Holdings Inc.	8,853	783
*	Hornbeck Offshore
	Services Inc.	15,237	652
*	Cloud Peak Energy Inc.	28,509	553
*	C&J Energy Services Inc.	21,257	549
*	Geospace
	Technologies Corp.	6,077	466
*	Newpark Resources Inc.	41,011	456
	Arch Coal Inc.	99,599	454
*	TETRA Technologies Inc.	36,965	444
	Comstock Resources Inc.	20,766	410
*	Matrix Service Co.	12,347	400
*	Penn Virginia Corp.	24,679	374
*	Northern Oil and Gas Inc.	26,673	371
*	Approach Resources Inc.	16,550	369
*	Contango Oil & Gas Co.	7,125	338
*	Pioneer Energy
	Services Corp.	29,456	336
*	Basic Energy Services Inc.	12,469	297
	Green Plains Renewable
	Energy Inc.	11,158	295
*	Tesco Corp.	14,748	280
*	Era Group Inc.	8,871	251
*	ION Geophysical Corp.	57,462	234
*	Swift Energy Co.	20,178	202
*	PetroQuest Energy Inc.	26,913	127
	Gulf Island Fabrication Inc.	5,758	121
*	Forest Oil Corp.	56,283	113
			14,181
Financials (21.1%)
	LaSalle Hotel Properties	48,778	1,529
	Tanger Factory Outlet
	Centers Inc.	44,329	1,521
	Financial Engines Inc.	23,656	1,337
*	Stifel Financial Corp.	27,669	1,331
	ProAssurance Corp.	28,944	1,316
	EPR Properties	24,244	1,291

13

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
*	Portfolio Recovery
	Associates Inc.	23,344	1,266
	Post Properties Inc.	25,437	1,234
*	Texas Capital
	Bancshares Inc.	19,234	1,211
	DiamondRock Hospitality Co.	91,735	1,158
	Sovran Self Storage Inc.	15,026	1,112
	UMB Financial Corp.	17,590	1,097
	Geo Group Inc.	33,821	1,090
	Lexington Realty Trust	95,380	1,088
	Healthcare Realty Trust Inc.	44,988	1,078
	MarketAxess Holdings Inc.	17,663	1,043
	Wintrust Financial Corp.	21,638	1,001
	Medical Properties Trust Inc.	75,846	1,000
	Glacier Bancorp Inc.	34,883	968
	Susquehanna
	Bancshares Inc.	87,892	962
	Bank of the Ozarks Inc.	15,160	961
	Cousins Properties Inc.	82,759	956
	FNB Corp.	77,678	947
	Umpqua Holdings Corp.	52,534	934
	EastGroup Properties Inc.	14,369	891
	PrivateBancorp Inc.	30,620	884
	United Bankshares Inc.	29,334	863
	First Financial
	Bankshares Inc.	14,254	862
	Evercore Partners Inc.
	Class A	15,399	857
	PS Business Parks Inc.	9,379	788
	MB Financial Inc.	25,744	786
	PacWest Bancorp	18,079	785
	Home BancShares Inc.	22,241	746
*	First Cash Financial
	Services Inc.	13,538	715
	RLI Corp.	16,105	695
	Community Bank
	System Inc.	18,936	690
	Acadia Realty Trust	26,076	690
	CVB Financial Corp.	43,958	684
	Old National Bancorp	47,250	663
	Government Properties
	Income Trust	25,686	640
	Northwest Bancshares Inc.	44,213	634
	BBCN Bancorp Inc.	37,207	633
	Columbia Banking
	System Inc.	24,065	631
	LTC Properties Inc.	16,311	615
*	Virtus Investment
	Partners Inc.	3,281	607
	Selective Insurance
	Group Inc.	26,179	603
	Pennsylvania REIT	32,013	601
	National Penn
	Bancshares Inc.	54,726	591
	First Midwest Bancorp Inc.	35,238	587

			Market
			Value
		Shares	($000)
	Parkway Properties Inc.	31,780	586
	Capstead Mortgage Corp.	44,954	579
	Pinnacle Financial
	Partners Inc.	15,508	560
	Horace Mann
	Educators Corp.	18,830	539
	American Assets Trust Inc.	16,139	534
*	Encore Capital Group Inc.	10,927	531
	Cash America
	International Inc.	13,191	528
*	BofI Holding Inc.	5,633	524
	Interactive Brokers
	Group Inc.	23,352	519
	Franklin Street
	Properties Corp.	40,913	512
	Sabra Health Care REIT Inc.	17,782	506
	HFF Inc. Class A	15,556	496
	Boston Private Financial
	Holdings Inc.	37,468	489
*	World Acceptance Corp.	5,066	486
	NBT Bancorp Inc.	20,331	477
	Sterling Bancorp	36,887	474
	Provident Financial
	Services Inc.	24,934	463
	Associated Estates
	Realty Corp.	26,971	461
	First Financial Bancorp	27,062	461
	ViewPoint Financial
	Group Inc.	16,864	422
	Inland Real Estate Corp.	39,117	419
*	eHealth Inc.	8,719	418
	Independent Bank Corp.	10,774	396
	Infinity Property &
	Casualty Corp.	5,359	395
	First Commonwealth
	Financial Corp.	44,759	381
	AMERISAFE Inc.	8,714	379
	Kite Realty Group Trust	61,092	378
	Stewart Information
	Services Corp.	9,883	365
	Banner Corp.	9,137	363
	Hanmi Financial Corp.	14,956	350
	Safety Insurance Group Inc.	5,970	333
	City Holding Co.	7,351	325
	Wilshire Bancorp Inc.	32,066	325
*	Ezcorp Inc. Class A	25,380	321
	S&T Bancorp Inc.	13,905	321
	CoreSite Realty Corp.	10,110	315
*	Piper Jaffray Cos.	7,424	311
*	Forestar Group Inc.	16,241	306
	Brookline Bancorp Inc.	33,106	302
	TrustCo Bank Corp. NY	44,640	302
*	United Community
	Banks Inc.	18,044	301
*	Navigators Group Inc.	4,950	300

14

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
	United Fire Group Inc.	10,178	295
*	Investment Technology
	Group Inc.	16,947	293
	Oritani Financial Corp.	18,493	290
	Employers Holdings Inc.	14,694	289
	FXCM Inc. Class A	16,828	284
	Saul Centers Inc.	5,998	279
	Simmons First National Corp.
	Class A	7,552	269
	Tompkins Financial Corp.	5,491	266
	Universal Health Realty
	Income Trust	6,004	256
	Cardinal Financial Corp.	14,316	247
*	First BanCorp	46,989	245
	Getty Realty Corp.	12,628	243
	Dime Community
	Bancshares Inc.	13,818	232
	Urstadt Biddle Properties Inc.
	Class A	11,785	231
	HCI Group Inc.	4,758	230
	Agree Realty Corp.	7,057	217
*	Green Dot Corp. Class A	10,249	207
	Cedar Realty Trust Inc.	31,838	196
	Universal Insurance
	Holdings Inc.	13,477	180
*	Taylor Capital Group Inc.	7,194	170
	Bank Mutual Corp.	20,128	133
	Meadowbrook Insurance
	Group Inc.	22,004	118
*	SWS Group Inc.	13,484	110
	Calamos Asset
	Management Inc. Class A	8,936	107
	Tower Group
	International Ltd.	18,522	51
			68,363
Health Care (10.5%)
*	Centene Corp.	25,697	1,636
	Questcor
	Pharmaceuticals Inc.	26,138	1,588
*	Medidata Solutions Inc.	23,602	1,513
	West Pharmaceutical
	Services Inc.	32,766	1,493
*	PAREXEL International Corp.	26,512	1,420
*	MWI Veterinary Supply Inc.	6,031	983
*	Medicines Co.	29,992	916
*	Air Methods Corp.	16,486	891
*	Haemonetics Corp.	24,190	882
*	Akorn Inc.	33,388	862
*	Cyberonics Inc.	11,553	791
*	Impax Laboratories Inc.	30,351	782
*	Magellan Health
	Services Inc.	12,703	777
*	NuVasive Inc.	20,941	770
*	Neogen Corp.	17,093	740
*	Acorda Therapeutics Inc.	19,366	710

			Market
			Value
		Shares	($000)
	Chemed Corp.	8,274	700
*	Prestige Brands
	Holdings Inc.	24,242	691
*	Ligand Pharmaceuticals Inc.	9,584	669
*	Amsurg Corp. Class A	15,126	663
	CONMED Corp.	12,938	603
*	Hanger Inc.	16,319	579
	Kindred Healthcare Inc.	25,435	551
	Analogic Corp.	5,819	549
*	Integra LifeSciences
	Holdings Corp.	10,955	515
	Cantel Medical Corp.	15,605	505
*	Molina Healthcare Inc.	13,279	500
*	Greatbatch Inc.	11,328	491
*	Omnicell Inc.	16,791	483
*	ABIOMED Inc.	16,471	464
*	IPC The Hospitalist Co. Inc.	7,989	410
	Meridian Bioscience Inc.	19,489	407
*	Abaxis Inc.	9,816	373
	Ensign Group Inc.	9,145	362
	Quality Systems Inc.	20,536	359
*	ICU Medical Inc.	6,142	355
	Computer Programs &
	Systems Inc.	4,923	337
*	Emergent Biosolutions Inc.	13,436	332
*	PharMerica Corp.	13,770	332
*	Natus Medical Inc.	13,123	329
*	Luminex Corp.	17,499	323
*	Momenta
	Pharmaceuticals Inc.	21,570	319
*	AMN Healthcare
	Services Inc.	21,488	299
*	Bio-Reference Labs Inc.	11,620	294
*	Merit Medical Systems Inc.	18,936	286
*	Cambrex Corp.	14,106	283
*	Cynosure Inc. Class A	9,070	279
*	HealthStream Inc.	9,669	279
	Invacare Corp.	13,460	267
*	Affymetrix Inc.	33,936	262
*	Amedisys Inc.	15,177	257
*	Healthways Inc.	16,479	247
*	Corvel Corp.	5,256	242
*	Hi-Tech Pharmacal Co. Inc.	5,229	227
	Landauer Inc.	4,492	218
*	Anika Therapeutics Inc.	5,378	212
*	Spectrum
	Pharmaceuticals Inc.	25,141	210
*	Symmetry Medical Inc.	17,612	186
*	SurModics Inc.	6,351	158
*	Gentiva Health Services Inc.	13,368	143
*	LHC Group Inc.	5,728	135
*	Cross Country
	Healthcare Inc.	12,825	133
	CryoLife Inc.	11,785	117

15

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
*	Almost Family Inc.	3,972	109
*	Arqule Inc.	25,876	58
			33,856
Industrials (14.9%)
	Toro Co.	26,817	1,776
*	Teledyne Technologies Inc.	17,604	1,725
	EnerSys Inc.	22,240	1,580
	Curtiss-Wright Corp.	22,225	1,515
	EMCOR Group Inc.	31,498	1,473
*	Moog Inc. Class A	21,290	1,318
	Actuant Corp. Class A	34,283	1,202
	Applied Industrial
	Technologies Inc.	19,784	1,010
	Healthcare Services
	Group Inc.	32,754	882
*	Tetra Tech Inc.	30,105	869
*	Mobile Mini Inc.	19,112	860
	Barnes Group Inc.	21,540	828
	Mueller Industries Inc.	13,243	827
*	WageWorks Inc.	13,962	826
	Watts Water
	Technologies Inc. Class A	13,392	825
*	Orbital Sciences Corp.	28,378	807
	Franklin Electric Co. Inc.	18,298	798
	United Stationers Inc.	18,709	798
	UniFirst Corp.	7,135	783
*	On Assignment Inc.	21,725	747
*	EnPro Industries Inc.	9,836	705
	Allegiant Travel Co. Class A	6,887	684
	ABM Industries Inc.	24,062	679
	Simpson
	Manufacturing Co. Inc.	19,074	674
*	Hub Group Inc. Class A	16,434	642
	Forward Air Corp.	14,376	622
	Knight Transportation Inc.	28,193	606
	CIRCOR International Inc.	8,258	591
*	Korn/Ferry International	23,192	589
	Brady Corp. Class A	22,004	589
	G&K Services Inc. Class A	9,284	581
*	TrueBlue Inc.	19,268	549
	AAR Corp.	18,580	537
*	GenCorp Inc.	28,539	532
	AZZ Inc.	11,968	531
	Tennant Co.	8,656	530
	Interface Inc. Class A	27,348	527
	Universal Forest
	Products Inc.	9,312	519
	Lindsay Corp.	6,024	511
	Cubic Corp.	9,779	509
	Briggs & Stratton Corp.	22,270	507
	Kaman Corp.	12,694	504
*	DXP Enterprises Inc.	4,873	496
	Titan International Inc.	25,222	478
	Albany International Corp.	13,201	476
*	Taser International Inc.	24,311	467

			Market
			Value
		Shares	($000)
	Heartland Express Inc.	22,697	463
	Apogee Enterprises Inc.	13,475	461
*	Dycom Industries Inc.	15,877	459
	Encore Wire Corp.	8,740	457
	ESCO Technologies Inc.	12,382	444
	Exponent Inc.	6,151	438
*	Aegion Corp. Class A	17,986	416
*	II-VI Inc.	25,380	416
*	Navigant Consulting Inc.	23,216	405
*	Saia Inc.	11,470	396
	AAON Inc.	13,097	391
	John Bean
	Technologies Corp.	12,757	385
*	Federal Signal Corp.	29,366	377
	Arkansas Best Corp.	11,330	377
*	Atlas Air Worldwide
	Holdings Inc.	11,753	354
	Astec Industries Inc.	8,760	352
*	Engility Holdings Inc.	8,141	340
	Quanex Building
	Products Corp.	17,325	337
	Standex International Corp.	5,973	330
	Kelly Services Inc. Class A	12,735	320
	Insperity Inc.	10,751	314
	SkyWest Inc.	23,976	304
	Powell Industries Inc.	4,292	292
*	Aerovironment Inc.	9,332	292
	Comfort Systems USA Inc.	17,462	287
*	Roadrunner Transportation
	Systems Inc.	11,865	279
	Griffon Corp.	20,654	256
	Resources Connection Inc.	18,511	254
*	Gibraltar Industries Inc.	13,607	251
	American Science &
	Engineering Inc.	3,711	244
	Viad Corp.	9,639	232
*	American Woodmark Corp.	5,676	182
	National Presto
	Industries Inc.	2,324	179
*	Lydall Inc.	7,883	160
*	Orion Marine Group Inc.	12,879	145
	Heidrick & Struggles
	International Inc.	7,578	139
	CDI Corp.	6,685	122
*	Vicor Corp.	8,590	93
			48,027
Information Technology (19.1%)
	FEI Co.	19,592	2,011
*	ARRIS Group Inc.	53,860	1,546
	MAXIMUS Inc.	32,157	1,537
	Belden Inc.	20,388	1,471
*	Cognex Corp.	38,904	1,465
*	Manhattan Associates Inc.	36,047	1,366
	Anixter International Inc.	12,523	1,339
*	ViaSat Inc.	19,678	1,313

16

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
*	Tyler Technologies Inc.	13,319	1,249
*	Dealertrack
	Technologies Inc.	20,596	1,114
*	Synaptics Inc.	16,620	1,081
	j2 Global Inc.	20,568	1,057
*	Microsemi Corp.	44,110	1,017
	Littelfuse Inc.	10,515	992
*	Electronics For Imaging Inc.	22,074	985
*	TriQuint Semiconductor Inc.	75,354	922
*	GT Advanced
	Technologies Inc.	62,158	891
	Hittite Microwave Corp.	14,790	872
*	OpenTable Inc.	10,919	870
*	CACI International Inc.
	Class A	10,992	866
*	Take-Two Interactive
	Software Inc.	43,288	856
*	Cardtronics Inc.	21,103	855
	Power Integrations Inc.	14,031	830
*	Coherent Inc.	11,645	794
	MKS Instruments Inc.	24,983	751
*	SYNNEX Corp.	12,329	733
*	Veeco Instruments Inc.	18,422	729
	Heartland Payment
	Systems Inc.	17,272	698
	Blackbaud Inc.	21,440	672
*	Sanmina Corp.	39,444	669
*	Netscout Systems Inc.	17,509	665
*	Plexus Corp.	15,863	653
*	NETGEAR Inc.	18,194	622
*	Bottomline Technologies
	de Inc.	17,227	615
*	Progress Software Corp.	24,370	608
*	Benchmark Electronics Inc.	25,351	604
*	Interactive Intelligence
	Group Inc.	7,375	587
*	Monolithic Power
	Systems Inc.	16,275	583
*	Cirrus Logic Inc.	29,804	574
	Methode Electronics Inc.	16,670	565
*	MicroStrategy Inc. Class A	4,245	548
	NIC Inc.	28,066	546
*	OSI Systems Inc.	8,816	542
*	Rogers Corp.	8,288	536
	Monotype Imaging
	Holdings Inc.	18,249	519
*	ScanSource Inc.	13,207	519
*	ATMI Inc.	15,172	516
	MTS Systems Corp.	7,208	511
*	CalAmp Corp.	15,655	502
	Tessera Technologies Inc.	22,969	499
*	comScore Inc.	15,563	492
*	Synchronoss
	Technologies Inc.	14,251	490
*	Cabot Microelectronics Corp.	11,087	490

			Market
			Value
		Shares	($000)
*	Advanced Energy
	Industries Inc.	17,256	474
*	QLogic Corp.	40,716	465
*	FARO Technologies Inc.	8,028	462
*	iGATE Corp.	13,608	461
*	Insight Enterprises Inc.	19,861	456
*	LogMeIn Inc.	10,660	446
	CSG Systems
	International Inc.	15,845	444
*	Virtusa Corp.	11,967	435
*	Measurement
	Specialties Inc.	7,088	432
*	Kulicke & Soffa
	Industries Inc.	35,649	411
*	ExlService Holdings Inc.	14,563	408
*	Diodes Inc.	17,053	406
*	Newport Corp.	18,249	378
*	Blucora Inc.	19,336	372
	Badger Meter Inc.	6,727	369
*	Sykes Enterprises Inc.	18,328	361
*	Monster Worldwide Inc.	44,958	358
*	Ultratech Inc.	13,006	341
*	Ixia	26,599	329
	CTS Corp.	15,881	324
	Brooks Automation Inc.	31,102	323
*	Perficient Inc.	15,444	315
*	Liquidity Services Inc.	12,143	311
*	Super Micro Computer Inc.	15,333	310
*	Harmonic Inc.	47,662	309
*	Rofin-Sinar
	Technologies Inc.	13,152	309
*	Tangoe Inc.	15,839	301
*	LivePerson Inc.	23,021	301
*	Checkpoint Systems Inc.	19,520	286
	Park Electrochemical Corp.	9,723	277
	Daktronics Inc.	17,931	254
*	Exar Corp.	22,092	253
*	Stamps.com Inc.	6,889	242
	Ebix Inc.	14,855	241
	Comtech
	Telecommunications Corp.	7,467	239
*	Digital River Inc.	13,200	235
	Micrel Inc.	21,638	226
*	TeleTech Holdings Inc.	9,070	218
*	TTM Technologies Inc.	25,865	217
	Forrester Research Inc.	5,996	217
	Black Box Corp.	7,545	201
	Epiq Systems Inc.	14,014	199
*	Nanometrics Inc.	10,415	191
*	Entropic
	Communications Inc.	43,280	190
*	Ceva Inc.	10,414	188
*	Rudolph Technologies Inc.	15,572	179
*	Mercury Systems Inc.	15,773	175
*	DTS Inc.	8,528	173

17

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
*	Supertex Inc.	4,841	159
*	CIBER Inc.	31,841	152
*	Oplink Communications Inc.	8,327	146
*	XO Group Inc.	11,555	138
*	Dice Holdings Inc.	18,203	134
*	Higher One Holdings Inc.	15,392	123
*	Rubicon Technology Inc.	9,336	121
*	Digi International Inc.	12,210	117
*	Kopin Corp.	28,669	114
	Electro Scientific
	Industries Inc.	11,882	112
*	VASCO Data Security
	International Inc.	13,808	110
	Cohu Inc.	10,704	108
*	Procera Networks Inc.	9,573	106
*	Agilysys Inc.	6,670	97
	Bel Fuse Inc. Class B	4,683	89
*	DSP Group Inc.	10,513	89
*	QuinStreet Inc.	13,348	88
*	Intevac Inc.	11,048	83
*	Pericom
	Semiconductor Corp.	9,575	77
	PC-Tel Inc.	8,425	73
*	Sigma Designs Inc.	14,757	72
			61,657
Materials (6.6%)
	PolyOne Corp.	45,155	1,693
*	KapStone Paper and
	Packaging Corp.	37,643	1,197
	HB Fuller Co.	23,592	1,144
*	Texas Industries Inc.	10,070	855
	US Silica Holdings Inc.	25,007	820
*	Stillwater Mining Co.	55,996	758
*	SunCoke Energy Inc.	32,755	730
	Balchem Corp.	14,148	715
	Schweitzer-Mauduit
	International Inc.	14,732	709
*	Clearwater Paper Corp.	9,884	631
	Kaiser Aluminum Corp.	8,806	622
	PH Glatfelter Co.	20,287	616
	Globe Specialty Metals Inc.	30,401	604
	Innophos Holdings Inc.	10,318	567
*	Flotek Industries Inc.	21,344	543
	Stepan Co.	8,904	541
	AMCOL International Corp.	11,680	518
*	Calgon Carbon Corp.	25,568	515
	Quaker Chemical Corp.	6,165	476
	A Schulman Inc.	13,668	475
	OM Group Inc.	14,983	473
*	Headwaters Inc.	34,226	456
*	Boise Cascade Co.	14,710	435
*	Kraton Performance
	Polymers Inc.	15,202	422
*	AK Steel Holding Corp.	64,347	400
*	RTI International Metals Inc.	14,293	388

			Market
			Value
		Shares	($000)
	Neenah Paper Inc.	7,638	384
	Koppers Holdings Inc.	9,537	377
	Deltic Timber Corp.	5,214	328
	Wausau Paper Corp.	23,082	306
	Tredegar Corp.	11,900	296
*	LSB Industries Inc.	9,033	295
	Haynes International Inc.	5,829	289
*	Century Aluminum Co.	24,249	287
	Materion Corp.	9,600	284
	Myers Industries Inc.	12,434	267
	American Vanguard Corp.	11,622	259
	Zep Inc.	10,721	189
	FutureFuel Corp.	10,656	185
	Hawkins Inc.	4,417	157
	Olympic Steel Inc.	4,285	118
*	AM Castle & Co.	7,945	116
			21,440
Telecommunication Services (0.5%)
*	8x8 Inc.	37,206	394
*	Cincinnati Bell Inc.	97,331	326
	Atlantic Tele-Network Inc.	4,623	303
*	General Communication Inc.
	Class A	14,468	151
	USA Mobility Inc.	10,163	147
	Lumos Networks Corp.	8,430	122
	NTELOS Holdings Corp.	7,110	99
*	Cbeyond Inc.	13,334	91
			1,633
Utilities (3.5%)
	Piedmont Natural
	Gas Co. Inc.	35,638	1,205
	UNS Energy Corp.	19,497	1,180
	Southwest Gas Corp.	21,758	1,175
	UIL Holdings Corp.	26,504	1,026
	New Jersey Resources Corp.	19,727	888
	ALLETE Inc.	17,395	879
	South Jersey Industries Inc.	15,090	863
	Avista Corp.	28,119	832
	NorthWestern Corp.	18,017	828
	El Paso Electric Co.	18,955	668
	Laclede Group Inc.	14,277	655
	American States Water Co.	18,174	546
	Northwest Natural Gas Co.	12,674	543
			11,288
Total Common Stocks
(Cost $256,582)			322,836

18

S&P Small-Cap 600 Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity
Fund, 0.130%	31,002	31

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.070%, 3/12/14	100	100
Total Temporary Cash Investments
(Cost $131)		131
Total Investments (99.9%)
(Cost $256,713)		322,967
Other Assets and Liabilities (0.1%)
Other Assets		2,241
Liabilities[3]		(1,787)
		454
Net Assets (100%)		323,421

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	260,029
Undistributed Net Investment Income	226
Accumulated Net Realized Losses	(3,092)
Unrealized Appreciation (Depreciation)
Investment Securities	66,254
Futures Contracts	4
Net Assets	323,421

Institutional Shares—Net Assets
Applicable to 911,189 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	180,460
Net Asset Value Per Share—
Institutional Shares	$198.05

ETF Shares—Net Assets
Applicable to 1,450,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	142,961
Net Asset Value Per Share—
ETF Shares	$98.59

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $31,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

19

S&P Small-Cap 600 Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	1,654
Securities Lending	16
Total Income	1,670
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative—Institutional Shares	3
Management and Administrative—ETF Shares	42
Marketing and Distribution—Institutional Shares	19
Marketing and Distribution—ETF Shares	12
Custodian Fees	51
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	4
Total Expenses	153
Net Investment Income	1,517
Realized Net Gain (Loss)
Investment Securities Sold	14,866
Futures Contracts	75
Realized Net Gain (Loss)	14,941
Change in Unrealized Appreciation (Depreciation)
Investment Securities	26,010
Futures Contracts	39
Change in Unrealized Appreciation (Depreciation)	26,049
Net Increase (Decrease) in Net Assets Resulting from Operations	42,507

See accompanying Notes, which are an integral part of the Financial Statements.

20

S&P Small-Cap 600 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,517	2,772
Realized Net Gain (Loss)	14,941	4,640
Change in Unrealized Appreciation (Depreciation)	26,049	35,077
Net Increase (Decrease) in Net Assets Resulting from Operations	42,507	42,489
Distributions
Net Investment Income
Institutional Shares	(1,594)	(1,617)
ETF Shares	(1,138)	(713)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,732)	(2,330)
Capital Share Transactions
Institutional Shares	4,542	23,397
ETF Shares	42,616	38,265
Net Increase (Decrease) from Capital Share Transactions	47,158	61,662
Total Increase (Decrease)	86,933	101,821
Net Assets
Beginning of Period	236,488	134,667
End of Period[1]	323,421	236,488
1 Net Assets—End of Period includes undistributed net investment income of $226,000 and $1,441,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

S&P Small-Cap 600 Index Fund

Financial Highlights

Institutional Shares
	Six Months			April 1,
	Ended	Year Ended		2011[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$170.71	$136.79	$118.12	$132.94
Investment Operations
Net Investment Income	1.035 [2]	2.131	1.558	.290
Net Realized and Unrealized Gain (Loss) on Investments	28.069	33.883	18.126	(15.110)
Total from Investment Operations	29.104	36.014	19.684	(14.820)
Distributions
Dividends from Net Investment Income	(1.764)	(2.094)	(1.014)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.764)	(2.094)	(1.014)	—
Net Asset Value, End of Period	$198.05	$170.71	$136.79	$118.12

Total Return	17.09%	26.65%	16.75%	-11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$180	$152	$101	$73
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.17%	1.55%	1.35%	1.03%[3]
Portfolio Turnover Rate [4]	16%	12%	12%	42%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

S&P Small-Cap 600 Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 7,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$84.98	$68.12	$58.84	$49.81
Investment Operations
Net Investment Income	. 475 [2]	1.024	.745	.605
Net Realized and Unrealized Gain (Loss) on Investments	13.978	16.854	9.012	8.785
Total from Investment Operations	14.453	17.878	9.757	9.390
Distributions
Dividends from Net Investment Income	(.843)	(1.018)	(.477)	(.360)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.843)	(1.018)	(.477)	(.360)
Net Asset Value, End of Period	$98.59	$84.98	$68.12	$58.84

Total Return	17.02%	26.57%	16.66%	18.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$143	$85	$34	$12
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.10%	1.48%	1.28%	0.96%[3]
Portfolio Turnover Rate [4]	16%	12%	12%	42%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

S&P Small-Cap 600 Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

24

S&P Small-Cap 600 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $34,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

25

S&P Small-Cap 600 Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	322,836	—	—
Temporary Cash Investments	31	100	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	322,865	100	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	4	473	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $17,027,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

26

S&P Small-Cap 600 Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $1,022,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $256,713,000.

Net unrealized appreciation of investment securities for tax purposes was $66,254,000, consisting of unrealized gains of $69,942,000 on securities that had risen in value since their purchase and $3,688,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2014, the fund purchased $118,519,000 of investment securities and sold $71,531,000 of investment securities, other than temporary cash investments. Purchases and sales include $91,906,000 and $48,255,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	19,096	102	50,427	318
Issued in Lieu of Cash Distributions	1,594	8	1,594	11
Redeemed	(16,148)	(86)	(28,624)	(177)
Net Increase (Decrease)—Institutional Shares	4,542	24	23,397	152
ETF Shares
Issued	90,709	950	41,757	550
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(48,093)	(500)	(3,492)	(50)
Net Increase (Decrease)—ETF Shares	42,616	450	38,265	500

At February 28, 2014, one shareholder was the record or beneficial owner of 38% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

27

S&P Small-Cap 600 Value Index Fund

Fund Profile
As of February 28, 2014

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		SmallCap	Market
		600 Value	FA
	Fund	Index	Index
Number of Stocks	447	447	3,622
Median Market Cap	$1.4B	$1.4B	$42.4B
Price/Earnings Ratio	26.7x	26.2x	19.8x
Price/Book Ratio	1.8x	1.8x	2.6x
Return on Equity	8.5%	8.5%	16.8%
Earnings Growth
Rate	7.2%	7.5%	12.0%
Dividend Yield	1.5%	1.6%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	41%	—	—
Ticker Symbol	VIOV	—	—
Expense Ratio[1]	0.23%	—	—
30-Day SEC Yield	1.37%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		S&P	Total
		SmallCap	Market
		600 Value	FA
	Fund	Index	Index
Consumer Discretionary	14.0%	13.9%	13.2%
Consumer Staples	3.9	3.8	8.2
Energy	4.9	4.8	9.3
Financials	21.7	22.4	17.2
Health Care	7.7	7.7	13.3
Industrials	17.0	16.8	11.5
Information Technology	15.7	15.6	18.3
Materials	7.8	7.7	3.9
Telecommunication
Services	0.6	0.6	2.1
Utilities	6.7	6.7	3.0

Volatility Measures
	S&P	DJ
	SmallCap	U.S. Total
	600 Value	Market
	Index	FA Index
R-Squared	1.00	0.92
Beta	1.00	1.21

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Centene Corp.	Managed Health
	Care	1.0%
Curtiss-Wright Corp.	Aerospace &
	Defense	0.9
EMCOR Group Inc.	Construction &
	Engineering	0.9
Anixter International Inc. Technology
	Distributors	0.8
ProAssurance Corp.	Property & Casualty
	Insurance	0.8
EPR Properties	Specialized REITS	0.8
TreeHouse Foods Inc.	Packaged Foods &
	Meats	0.7
Piedmont Natural Gas
Co. Inc.	Gas Utilities	0.7
UNS Energy Corp.	Electric Utilities	0.7
Southwest Gas Corp.	Gas Utilities	0.7
Top Ten		8.0%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 23, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratio was 0.20%.

28

S&P Small-Cap 600 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2014

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		39.55%	23.18%
Net Asset Value		39.67	23.19

See Financial Highlights for dividend and capital gains information.

29

S&P Small-Cap 600 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.0%)
*	Genesco Inc.	3,629	269
*	Meritage Homes Corp.	5,468	264
*	Marriott Vacations
	Worldwide Corp.	4,610	242
*	Vitamin Shoppe Inc.	4,602	215
	Group 1 Automotive Inc.	3,209	214
*	Live Nation
	Entertainment Inc.	9,421	214
*	Standard Pacific Corp.	22,645	206
*	Crocs Inc.	13,381	204
*	Skechers U.S.A. Inc. Class A	5,990	202
	Finish Line Inc. Class A	7,433	201
	Men’s Wearhouse Inc.	3,504	188
	Pool Corp.	3,198	187
*	Children’s Place Retail
	Stores Inc.	3,371	183
*	Jack in the Box Inc.	3,030	174
*	Jos A Bank Clothiers Inc.	2,753	171
	Cracker Barrel Old Country
	Store Inc.	1,694	168
	Brown Shoe Co. Inc.	6,209	153
*	Quiksilver Inc.	19,339	151
	Scholastic Corp.	3,909	138
	DineEquity Inc.	1,493	125
	Ryland Group Inc.	2,657	124
	Sonic Automotive Inc.
	Class A	5,183	123
*	Helen of Troy Ltd.	1,778	116
	Buckle Inc.	2,545	115
	Cato Corp. Class A	4,073	114
*	Hibbett Sports Inc.	1,888	108
*	Barnes & Noble Inc.	5,617	108
*	BJ’s Restaurants Inc.	3,759	104
	Fred’s Inc. Class A	5,170	103
*	Pep Boys-Manny Moe
	& Jack	8,034	101
	Monro Muffler Brake Inc.	1,671	100

			Market
			Value
		Shares	($000)
*	Biglari Holdings Inc.	222	100
	Ethan Allen Interiors Inc.	3,938	99
*	Select Comfort Corp.	5,433	98
	Stage Stores Inc.	4,808	95
	Callaway Golf Co.	11,277	95
	Regis Corp.	6,601	93
*	Outerwall Inc.	1,307	92
*	M/I Homes Inc.	3,686	92
*	FTD Cos. Inc.	2,812	87
*	Aeropostale Inc.	11,876	87
*	G-III Apparel Group Ltd.	1,150	80
*	iRobot Corp.	1,879	79
*	Strayer Education Inc.	1,638	78
	Interval Leisure Group Inc.	2,695	73
*	Boyd Gaming Corp.	5,710	66
	Superior Industries
	International Inc.	3,538	65
*	Career Education Corp.	8,739	65
	Oxford Industries Inc.	809	63
	Stein Mart Inc.	4,245	58
	Standard Motor Products Inc.	1,542	54
*	Ruby Tuesday Inc.	8,731	54
	Harte-Hanks Inc.	6,625	53
*	Zale Corp.	2,341	51
*	Tuesday Morning Corp.	3,196	50
	Haverty Furniture Cos. Inc.	1,568	46
	Universal Technical
	Institute Inc.	3,193	43
	Big 5 Sporting Goods Corp.	2,699	41
*	Sizmek Inc.	3,202	40
*	ITT Educational Services Inc.	1,269	39
*	VOXX International Corp.
	Class A	2,976	39
	Marcus Corp.	2,726	38
*	Christopher & Banks Corp.	5,478	37
*	Zumiez Inc.	1,390	33
*	Blue Nile Inc.	829	29
	Nutrisystem Inc.	1,981	29
	Spartan Motors Inc.	5,122	29
*	Perry Ellis International Inc.	1,852	26

30

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
	PetMed Express Inc.	1,843	25
	JAKKS Pacific Inc.	2,621	19
	Blyth Inc.	1,301	13
			7,438
Consumer Staples (3.9%)
*	TreeHouse Foods Inc.	5,510	393
	Sanderson Farms Inc.	3,065	236
	Snyder’s-Lance Inc.	7,401	200
	Casey’s General Stores Inc.	2,737	187
*	Darling International Inc.	8,378	169
	Spartan Stores Inc.	5,547	125
	B&G Foods Inc.	4,044	121
	Cal-Maine Foods Inc.	2,262	119
	J&J Snack Foods Corp.	1,213	113
	Andersons Inc.	1,756	96
*	Annie’s Inc.	1,434	54
*	Medifast Inc.	1,933	51
*	Diamond Foods Inc.	1,619	47
*	Central Garden and Pet Co.
	Class A	6,290	46
	Calavo Growers Inc.	1,176	37
*	Alliance One
	International Inc.	12,326	33
*	Seneca Foods Corp.
	Class A	1,063	32
			2,059
Energy (4.9%)
*	Exterran Holdings Inc.	8,872	363
*	SEACOR Holdings Inc.	2,862	253
	Bristow Group Inc.	3,159	245
*	Hornbeck Offshore
	Services Inc.	4,910	210
*	Cloud Peak Energy Inc.	9,215	179
*	PDC Energy Inc.	2,860	178
	Arch Coal Inc.	32,120	146
*	TETRA Technologies Inc.	11,930	143
	Comstock Resources Inc.	6,711	133
*	Approach Resources Inc.	5,314	118
*	Contango Oil & Gas Co.	2,308	109
*	Pioneer Energy
	Services Corp.	9,451	108
	Green Plains Renewable
	Energy Inc.	3,597	95
*	Swift Energy Co.	6,567	66
*	Penn Virginia Corp.	3,931	60
*	ION Geophysical Corp.	11,154	45
*	Basic Energy Services Inc.	1,891	45
	Gulf Island Fabrication Inc.	1,853	39
*	PetroQuest Energy Inc.	5,942	28
*	Forest Oil Corp.	10,795	22
			2,585
Financials (21.7%)
	ProAssurance Corp.	9,332	424
	EPR Properties	7,816	416

			Market
			Value
		Shares	($000)
	Geo Group Inc.	10,903	351
	Healthcare Realty Trust Inc.	14,507	348
	Wintrust Financial Corp.	6,978	323
	Susquehanna
	Bancshares Inc.	28,331	310
	Cousins Properties Inc.	26,689	308
	FNB Corp.	25,042	305
	United Bankshares Inc.	9,460	278
	Post Properties Inc.	5,249	255
	LaSalle Hotel Properties	8,023	252
	Tanger Factory Outlet
	Centers Inc.	7,148	245
	Lexington Realty Trust	20,604	235
	Government Properties
	Income Trust	8,280	206
	Northwest Bancshares Inc.	14,253	205
	Sovran Self Storage Inc.	2,762	204
*	Stifel Financial Corp.	4,104	197
	Selective Insurance
	Group Inc.	8,440	195
	Pennsylvania REIT	10,320	194
	Capstead Mortgage Corp.	14,491	187
	DiamondRock
	Hospitality Co.	14,789	187
	UMB Financial Corp.	2,893	180
	Horace Mann
	Educators Corp.	6,102	175
	Cash America
	International Inc.	4,253	170
	Interactive Brokers
	Group Inc.	7,562	168
	Franklin Street
	Properties Corp.	13,189	165
	EastGroup Properties Inc.	2,549	158
	NBT Bancorp Inc.	6,555	154
	Sterling Bancorp	11,929	153
	Provident Financial
	Services Inc.	8,066	150
	First Financial Bancorp	8,724	149
	Acadia Realty Trust	5,548	147
	Infinity Property &
	Casualty Corp.	1,738	128
	Independent Bank Corp.	3,476	128
	PS Business Parks Inc.	1,482	125
	LTC Properties Inc.	3,261	123
	Community Bank
	System Inc.	3,359	122
	Kite Realty Group Trust	19,770	122
	Banner Corp.	2,952	117
	Stewart Information
	Services Corp.	3,166	117
	Parkway Properties Inc.	6,166	114
	Hanmi Financial Corp.	4,805	113
	CVB Financial Corp.	7,228	113

31

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
	National Penn
	Bancshares Inc.	10,409	112
	RLI Corp.	2,545	110
	Safety Insurance Group Inc.	1,933	108
	Medical Properties Trust Inc.	8,068	106
*	Ezcorp Inc. Class A	8,219	104
	S&T Bancorp Inc.	4,500	104
*	Piper Jaffray Cos.	2,407	101
	Associated Estates
	Realty Corp.	5,830	100
*	Navigators Group Inc.	1,606	97
	Brookline Bancorp Inc.	10,636	97
	Old National Bancorp	6,857	96
	United Fire Group Inc.	3,268	95
	FXCM Inc. Class A	5,464	92
	Simmons First National Corp.
	Class A	2,452	87
	Tompkins Financial Corp.	1,781	86
	American Assets Trust Inc.	2,550	84
	ViewPoint Financial
	Group Inc.	3,210	80
	Getty Realty Corp.	4,043	78
	Dime Community
	Bancshares Inc.	4,431	74
	Agree Realty Corp.	2,254	69
*	World Acceptance Corp.	688	66
	Columbia Banking
	System Inc.	2,405	63
	Cedar Realty Trust Inc.	10,192	63
	TrustCo Bank Corp. NY	9,004	61
	City Holding Co.	1,262	56
	First Commonwealth
	Financial Corp.	6,506	55
*	First BanCorp	10,076	53
	Urstadt Biddle Properties Inc.
	Class A	2,486	49
	Cardinal Financial Corp.	2,658	46
	Saul Centers Inc.	975	45
	Inland Real Estate Corp.	3,905	42
	AMERISAFE Inc.	872	38
	Meadowbrook Insurance
	Group Inc.	7,020	38
*	Investment Technology
	Group Inc.	2,129	37
*	SWS Group Inc.	4,404	36
	Universal Health Realty
	Income Trust	828	35
*	Green Dot Corp. Class A	1,730	35
	Calamos Asset
	Management Inc. Class A	2,903	35
*	Taylor Capital Group Inc.	862	20
	Bank Mutual Corp.	2,502	17
	Tower Group
	International Ltd.	5,941	16

			Market
			Value
		Shares	($000)
	Universal Insurance
	Holdings Inc.	1,080	14
			11,516
Health Care (7.7%)
*	Centene Corp.	8,287	528
*	Impax Laboratories Inc.	9,788	252
*	Magellan Health
	Services Inc.	4,096	250
	Chemed Corp.	2,669	226
	CONMED Corp.	4,179	195
*	PAREXEL International Corp.	3,591	192
	Kindred Healthcare Inc.	8,199	178
*	Haemonetics Corp.	4,522	165
*	Molina Healthcare Inc.	4,293	162
*	ICU Medical Inc.	1,985	115
*	PharMerica Corp.	4,453	107
*	Hanger Inc.	2,999	106
*	Integra LifeSciences
	Holdings Corp.	2,095	98
*	AMN Healthcare
	Services Inc.	6,962	97
	Analogic Corp.	997	94
*	Merit Medical Systems Inc.	6,145	93
	Invacare Corp.	4,359	86
*	Amedisys Inc.	4,912	83
*	Healthways Inc.	5,305	79
*	Emergent Biosolutions Inc.	2,696	67
*	Amsurg Corp. Class A	1,512	66
*	Greatbatch Inc.	1,498	65
*	Abaxis Inc.	1,679	64
	Meridian Bioscience Inc.	2,890	60
*	Symmetry Medical Inc.	5,637	60
*	Momenta
	Pharmaceuticals Inc.	3,761	56
	Quality Systems Inc.	3,122	54
*	Bio-Reference Labs Inc.	2,125	54
*	Luminex Corp.	2,763	51
	Computer Programs &
	Systems Inc.	717	49
*	Affymetrix Inc.	5,659	44
*	LHC Group Inc.	1,827	43
*	Cross Country
	Healthcare Inc.	4,070	42
	Ensign Group Inc.	1,003	40
	Landauer Inc.	780	38
*	Hi-Tech Pharmacal Co. Inc.	805	35
*	Almost Family Inc.	1,260	35
*	Cynosure Inc. Class A	1,036	32
*	Gentiva Health Services Inc.	2,663	28
*	Arqule Inc.	3,821	9
			4,098
Industrials (17.0%)
	Curtiss-Wright Corp.	7,168	489
	EMCOR Group Inc.	10,158	475

32

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
	Applied Industrial
	Technologies Inc.	6,380	326
*	Tetra Tech Inc.	9,709	280
	Mueller Industries Inc.	4,279	267
	United Stationers Inc.	6,041	258
*	Teledyne Technologies Inc.	2,555	250
	Actuant Corp. Class A	7,074	248
	Toro Co.	3,546	235
	ABM Industries Inc.	7,759	219
*	Hub Group Inc. Class A	5,297	207
*	Korn/Ferry International	7,486	190
	AAR Corp.	5,990	173
	Universal Forest
	Products Inc.	3,012	168
*	Moog Inc. Class A	2,678	166
	Cubic Corp.	3,162	164
	Briggs & Stratton Corp.	7,179	164
	Kaman Corp.	4,104	163
	Watts Water
	Technologies Inc. Class A	2,553	157
	UniFirst Corp.	1,404	154
	Titan International Inc.	8,103	154
	ESCO Technologies Inc.	4,009	144
*	Orbital Sciences Corp.	5,032	143
*	EnPro Industries Inc.	1,966	141
	Simpson
	Manufacturing Co. Inc.	3,875	137
*	II-VI Inc.	8,235	135
*	Aegion Corp. Class A	5,807	134
	Brady Corp. Class A	4,688	125
	Healthcare Services
	Group Inc.	4,648	125
	Knight Transportation Inc.	5,453	117
*	Atlas Air Worldwide
	Holdings Inc.	3,789	114
	Astec Industries Inc.	2,836	114
	Barnes Group Inc.	2,917	112
	Quanex Building
	Products Corp.	5,609	109
*	Engility Holdings Inc.	2,608	109
	Standex International Corp.	1,933	107
	Forward Air Corp.	2,409	104
	Kelly Services Inc. Class A	4,126	104
	Insperity Inc.	3,444	101
	Interface Inc. Class A	5,208	100
*	WageWorks Inc.	1,666	99
	SkyWest Inc.	7,751	98
	Franklin Electric Co. Inc.	2,188	95
	G&K Services Inc. Class A	1,499	94
	Albany International Corp.	2,562	92
	Lindsay Corp.	1,033	88
	Resources Connection Inc.	6,011	82
	Griffon Corp.	6,637	82
*	Gibraltar Industries Inc.	4,367	80
	Heartland Express Inc.	3,732	76

			Market
			Value
		Shares	($000)
	Viad Corp.	3,076	74
*	TrueBlue Inc.	2,174	62
	Tennant Co.	1,007	62
	Arkansas Best Corp.	1,794	60
	National Presto
	Industries Inc.	744	57
*	Aerovironment Inc.	1,824	57
	Exponent Inc.	774	55
*	Navigant Consulting Inc.	3,070	54
	John Bean
	Technologies Corp.	1,730	52
	American Science &
	Engineering Inc.	784	52
	Encore Wire Corp.	898	47
*	Orion Marine Group Inc.	4,138	47
	Powell Industries Inc.	680	46
	Heidrick & Struggles
	International Inc.	2,440	45
	Comfort Systems USA Inc.	2,488	41
	CDI Corp.	2,170	40
*	Roadrunner Transportation
	Systems Inc.	1,319	31
*	American Woodmark Corp.	864	28
*	Lydall Inc.	1,172	24
*	Vicor Corp.	1,382	15
			9,017
Information Technology (15.7%)
	Anixter International Inc.	4,038	432
*	TriQuint Semiconductor Inc.	24,301	297
*	CACI International Inc.
	Class A	3,545	279
	MKS Instruments Inc.	8,054	242
*	SYNNEX Corp.	3,984	237
*	Veeco Instruments Inc.	5,939	235
*	Sanmina Corp.	12,744	216
*	Plexus Corp.	5,114	210
*	NETGEAR Inc.	5,865	200
*	Benchmark Electronics Inc.	8,172	195
*	Take-Two Interactive
	Software Inc.	8,933	177
*	ScanSource Inc.	4,258	167
*	ARRIS Group Inc.	5,732	165
	Hittite Microwave Corp.	2,767	163
*	ViaSat Inc.	2,348	157
	Littelfuse Inc.	1,628	154
*	QLogic Corp.	13,125	150
*	Insight Enterprises Inc.	6,407	147
*	Kulicke & Soffa
	Industries Inc.	11,495	133
*	Microsemi Corp.	5,688	131
*	Diodes Inc.	5,507	131
*	GT Advanced
	Technologies Inc.	8,820	126
*	Monster Worldwide Inc.	14,544	116
*	Coherent Inc.	1,653	113

33

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
*	Netscout Systems Inc.	2,941	112
*	Progress Software Corp.	4,400	110
*	Cirrus Logic Inc.	5,669	109
	Power Integrations Inc.	1,767	104
	Brooks Automation Inc.	10,074	104
	Heartland Payment
	Systems Inc.	2,567	104
*	Bottomline Technologies
	de Inc.	2,840	101
*	Rofin-Sinar Technologies Inc.	4,258	100
*	Liquidity Services Inc.	3,891	100
*	Super Micro Computer Inc.	4,918	99
*	OSI Systems Inc.	1,569	96
*	ATMI Inc.	2,795	95
	Tessera Technologies Inc.	4,366	95
*	Cabot Microelectronics Corp.	2,106	93
*	Checkpoint Systems Inc.	6,270	92
	Park Electrochemical Corp.	3,156	90
*	Monolithic Power
	Systems Inc.	2,473	89
*	Rogers Corp.	1,368	89
	Ebix Inc.	4,829	78
	Comtech
	Telecommunications Corp.	2,431	78
*	Ultratech Inc.	2,780	73
	Micrel Inc.	6,903	72
*	ExlService Holdings Inc.	2,530	71
*	Newport Corp.	3,377	70
*	TTM Technologies Inc.	8,254	69
	Black Box Corp.	2,406	64
	Badger Meter Inc.	1,153	63
*	Tangoe Inc.	3,039	58
*	Rudolph Technologies Inc.	4,985	57
*	Sykes Enterprises Inc.	2,843	56
*	Mercury Systems Inc.	5,037	56
	CSG Systems
	International Inc.	1,946	55
*	LivePerson Inc.	4,100	54
*	Supertex Inc.	1,547	51
*	Ixia	4,103	51
*	CIBER Inc.	10,103	48
*	Oplink Communications Inc.	2,720	48
*	Digital River Inc.	2,482	44
	CTS Corp.	2,028	41
*	Ceva Inc.	2,238	40
*	Exar Corp.	3,453	40
*	Entropic
	Communications Inc.	8,982	39
*	Nanometrics Inc.	2,117	39
*	Rubicon Technology Inc.	3,001	39
*	TeleTech Holdings Inc.	1,582	38
*	Digi International Inc.	3,896	37
*	VASCO Data Security
	International Inc.	4,430	35
	Cohu Inc.	3,480	35

			Market
			Value
		Shares	($000)
	Forrester Research Inc.	853	31
	Bel Fuse Inc. Class B	1,485	28
*	DTS Inc.	1,288	26
*	Pericom
	Semiconductor Corp.	3,098	25
*	Higher One Holdings Inc.	3,111	25
	Electro Scientific
	Industries Inc.	2,631	25
*	Kopin Corp.	6,134	24
*	Sigma Designs Inc.	4,715	23
*	Procera Networks Inc.	1,824	20
	Epiq Systems Inc.	1,385	20
*	QuinStreet Inc.	2,859	19
*	Intevac Inc.	2,340	18
*	Dice Holdings Inc.	2,275	17
*	DSP Group Inc.	1,925	16
*	Agilysys Inc.	884	13
	PC-Tel Inc.	1,257	11
			8,295
Materials (7.8%)
	PolyOne Corp.	6,262	235
*	Clearwater Paper Corp.	3,187	203
	Kaiser Aluminum Corp.	2,839	200
	PH Glatfelter Co.	6,548	199
	Innophos Holdings Inc.	3,327	183
	Stepan Co.	2,871	175
	AMCOL International Corp.	3,780	168
*	Texas Industries Inc.	1,819	154
*	Stillwater Mining Co.	11,375	154
	A Schulman Inc.	4,407	153
	OM Group Inc.	4,839	153
*	Boise Cascade Co.	4,765	141
*	Kraton Performance
	Polymers Inc.	4,922	137
	Schweitzer-Mauduit
	International Inc.	2,803	135
*	SunCoke Energy Inc.	5,580	124
	Neenah Paper Inc.	2,452	123
	Koppers Holdings Inc.	3,077	122
	Globe Specialty Metals Inc.	5,292	105
	Wausau Paper Corp.	7,482	99
	Tredegar Corp.	3,811	95
*	LSB Industries Inc.	2,897	95
	Haynes International Inc.	1,867	92
	Materion Corp.	3,120	92
*	Century Aluminum Co.	7,783	92
*	AK Steel Holding Corp.	13,409	83
*	Calgon Carbon Corp.	3,801	76
	Quaker Chemical Corp.	938	72
*	Headwaters Inc.	5,311	71
	Deltic Timber Corp.	980	62
	Zep Inc.	3,453	61
	Hawkins Inc.	1,429	51
	Myers Industries Inc.	2,254	48
*	RTI International Metals Inc.	1,757	48

34

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
*	AM Castle & Co.	2,592	38
	Olympic Steel Inc.	1,369	38
	FutureFuel Corp.	1,368	24
			4,101
Telecommunication Services (0.6%)
*	Cincinnati Bell Inc.	31,478	105
	Atlantic Tele-Network Inc.	1,503	99
	USA Mobility Inc.	3,259	47
*	Cbeyond Inc.	4,203	29
*	General Communication Inc.
	Class A	2,114	22
	NTELOS Holdings Corp.	1,415	20
			322
Utilities (6.7%)
	Piedmont Natural
	Gas Co. Inc.	11,489	389
	UNS Energy Corp.	6,285	380
	Southwest Gas Corp.	7,014	379
	UIL Holdings Corp.	8,544	331
	New Jersey Resources Corp.	6,359	286
	ALLETE Inc.	5,609	283
	South Jersey Industries Inc.	4,874	279
	Avista Corp.	9,084	269
	NorthWestern Corp.	5,820	267
	El Paso Electric Co.	6,110	215
	Laclede Group Inc.	4,603	211
	Northwest Natural Gas Co.	4,086	175
	American States Water Co.	3,457	104
			3,568
Total Common Stocks
(Cost $47,214)			52,999

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market
Liquidity Fund, 0.130%
(Cost $7)	6,664	7
Total Investments (100.0%)
(Cost $47,221)		53,006
Other Assets and Liabilities (0.0%)
Other Assets		578
Liabilities		(584)
		(6)
ETF Shares—Net Assets (100%)
Applicable to 550,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		53,000
Net Asset Value Per Share—
ETF Shares		$96.36

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	48,093
Undistributed Net Investment Income	84
Accumulated Net Realized Losses	(962)
Unrealized Appreciation (Depreciation)	5,785
Net Assets	53,000

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

35

S&P Small-Cap 600 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	342
Total Income	342
Expenses
The Vanguard Group—Note B
Management and Administrative	16
Custodian Fees	8
Shareholders’ Reports	19
Total Expenses	43
Net Investment Income	299
Realized Net Gain (Loss) on Investment Securities Sold	4,392
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,668
Net Increase (Decrease) in Net Assets Resulting from Operations	6,359

See accompanying Notes, which are an integral part of the Financial Statements.

36

S&P Small-Cap 600 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	299	374
Realized Net Gain (Loss)	4,392	2,295
Change in Unrealized Appreciation (Depreciation)	1,668	2,191
Net Increase (Decrease) in Net Assets Resulting from Operations	6,359	4,860
Distributions
Net Investment Income	(522)	(227)
Realized Capital Gain	—	—
Total Distributions	(522)	(227)
Capital Share Transactions
Issued	36,800	14,888
Issued in Lieu of Cash Distributions	—	—
Redeemed	(18,604)	(7,001)
Net Increase (Decrease) from Capital Share Transactions	18,196	7,887
Total Increase (Decrease)	24,033	12,520
Net Assets
Beginning of Period	28,967	16,447
End of Period[1]	53,000	28,967
1 Net Assets—End of Period includes undistributed net investment income of $84,000 and $307,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

S&P Small-Cap 600 Value Index Fund

Financial Highlights

ETF Shares

	Six Months			Sept. 7,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$82.76	$65.79	$56.68	$49.79
Investment Operations
Net Investment Income	. 624 [2]	1.146	.960	.741
Net Realized and Unrealized Gain (Loss) on Investments	13.846	16.731	8.801	6.519
Total from Investment Operations	14.470	17.877	9.761	7.260
Distributions
Dividends from Net Investment Income	(. 870)	(. 907)	(. 651)	(. 370)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 870)	(. 907)	(. 651)	(. 370)
Net Asset Value, End of Period	$96.36	$82.76	$65.79	$56.68

Total Return	17.51%	27.45%	17.33%	14.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53	$29	$16	$14
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.45%	1.73%	1.56%	1.32%[3]
Portfolio Turnover Rate [4]	41%	37%	29%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

S&P Small-Cap 600 Value Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. During the six months ended February 28, 2014, there were no investors in the Institutional share class. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $6,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

39

S&P Small-Cap 600 Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $4,434,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $920,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $47,221,000.

Net unrealized appreciation of investment securities for tax purposes was $5,785,000, consisting of unrealized gains of $6,555,000 on securities that had risen in value since their purchase and $770,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2014, the fund purchased $51,399,000 of investment securities and sold $33,421,000 of investment securities, other than temporary cash investments. Purchases and sales include $36,685,000 and $18,522,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2014	August 31, 2013
	Shares	Shares
	(000)	(000)
Issued	400	200
Issued in Lieu of Cash Distributions	—	—
Redeemed	(200)	(100)
Net Increase (Decrease) in Shares Outstanding	200	100

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

40

S&P Small-Cap 600 Growth Index Fund

Fund Profile
As of February 28, 2014

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		SmallCap	Market
		600 Growth	FA
	Fund	Index	Index
Number of Stocks	360	358	3,622
Median Market Cap	$1.9B	$1.9B	$42.4B
Price/Earnings Ratio	28.3x	28.2x	19.8x
Price/Book Ratio	3.2x	3.2x	2.6x
Return on Equity	12.1%	12.0%	16.8%
Earnings Growth
Rate	18.0%	18.1%	12.0%
Dividend Yield	0.8%	0.8%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	52%	—	—
Ticker Symbol	VIOG	—	—
Expense Ratio[1]	0.23%	—	—
30-Day SEC Yield	0.58%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S.
		SmallCap	Total
		600	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary	17.8%	17.8%	13.2%
Consumer Staples	3.0	3.0	8.2
Energy	3.9	3.9	9.3
Financials	20.6	20.6	17.2
Health Care	13.3	13.4	13.3
Industrials	12.7	12.7	11.5
Information Technology	22.7	22.8	18.3
Materials	5.5	5.5	3.9
Telecommunication
Services	0.4	0.2	2.1
Utilities	0.1	0.1	3.0

Volatility Measures
	S&P	DJ
	SmallCap	U.S. Total
	600 Growth	Market
	Index	FA Index
R-Squared	1.00	0.91
Beta	1.00	1.13

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
FEI Co.	Electronic Equipment
	& Instruments	1.3%
Kate Spade & Co.	Apparel, Accessories
	& Luxury Goods	1.2
Questcor
Pharmaceuticals Inc.	Pharmaceuticals	1.0
EnerSys Inc.	Electrical
	Components &
	Equipment	1.0
MAXIMUS Inc.	Data Processing &
	Outsourced Services	1.0
Medidata Solutions Inc.	Health Care
	Technology	1.0
West Pharmaceutical
Services Inc.	Health Care Supplies	0.9
Belden Inc.	Electronic
	Components	0.9
Cognex Corp.	Electronic Equipment
	& Instruments	0.9
Lumber Liquidators	Home Improvement
Holdings Inc.	Retail	0.9
Top Ten		10.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 23, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratio was 0.20%.

41

S&P Small-Cap 600 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2014

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		42.41%	25.05%
Net Asset Value		42.42	25.05

See Financial Highlights for dividend and capital gains information.

42

S&P Small-Cap 600 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (17.8%)
*	Kate Spade & Co.	22,178	759
*	Lumber Liquidators
	Holdings Inc.	4,986	535
*	Buffalo Wild Wings Inc.	3,393	492
	Wolverine World Wide Inc.	18,174	479
*	Steven Madden Ltd.	10,654	388
*	Iconix Brand Group Inc.	9,319	375
	Hillenbrand Inc.	11,351	339
*	Live Nation
	Entertainment Inc.	14,317	325
*	Dorman Products Inc.	5,471	315
	Papa John’s
	International Inc.	5,761	293
	Texas Roadhouse Inc.
	Class A	10,833	287
	Pool Corp.	4,482	262
*	Pinnacle Entertainment Inc.	10,696	260
	Lithia Motors Inc. Class A	4,069	258
	La-Z-Boy Inc.	9,473	242
	Ryland Group Inc.	5,176	241
*	Jack in the Box Inc.	4,080	234
	Cracker Barrel Old Country
	Store Inc.	2,280	227
	Sturm Ruger & Co. Inc.	3,495	223
*	Helen of Troy Ltd.	3,320	217
	Men’s Wearhouse Inc.	4,020	216
*	Outerwall Inc.	3,029	214
	Monro Muffler Brake Inc.	3,396	203
	Drew Industries Inc.	3,946	194
*	Sonic Corp.	9,446	193
*	Red Robin Gourmet
	Burgers Inc.	2,358	184
*	Multimedia Games
	Holding Co. Inc.	5,346	177
*	Francesca’s Holdings Corp.	7,586	148
*	Hibbett Sports Inc.	2,439	140
*	Winnebago Industries Inc.	5,032	134

			Market
			Value
		Shares	($000)
	Capella Education Co.	1,990	132
	Oxford Industries Inc.	1,646	129
	Movado Group Inc.	3,255	128
*	iRobot Corp.	2,969	125
*	Universal Electronics Inc.	2,815	118
	Arctic Cat Inc.	2,434	114
*	G-III Apparel Group Ltd.	1,615	112
*	American Public
	Education Inc.	3,164	112
*	Jos A Bank Clothiers Inc.	1,772	110
	Interval Leisure Group Inc.	3,939	107
*	EW Scripps Co. Class A	5,444	107
	DineEquity Inc.	1,140	96
	Buckle Inc.	2,027	92
	Ruth’s Hospitality Group Inc.	6,450	80
*	Boyd Gaming Corp.	6,818	79
*	Zale Corp.	3,145	68
	Standard Motor Products Inc.	1,914	67
*	MarineMax Inc.	4,433	64
*	Select Comfort Corp.	3,487	63
*	Zumiez Inc.	2,320	55
*	ITT Educational Services Inc.	1,773	55
	Haverty Furniture Cos. Inc.	1,735	51
*	Kirkland’s Inc.	2,726	48
*	Blue Nile Inc.	1,315	46
*	Tuesday Morning Corp.	2,881	45
	Nutrisystem Inc.	2,805	41
*	Monarch Casino &
	Resort Inc.	1,754	33
	PetMed Express Inc.	1,426	20
			10,851
Consumer Staples (3.0%)
*	Darling International Inc.	18,579	375
*	Boston Beer Co. Inc.
	Class A	1,576	373
	Casey’s General Stores Inc.	3,684	252
	WD-40 Co.	2,591	189
	Andersons Inc.	2,665	146
	B&G Foods Inc.	4,825	145
	J&J Snack Foods Corp.	1,186	110

43

S&P Small-Cap 600 Growth Index Fund

			Market
			Value
		Shares	($000)
	Inter Parfums Inc.	3,060	103
*	Diamond Foods Inc.	1,799	52
*	Annie’s Inc.	1,343	50
	Calavo Growers Inc.	1,093	34
			1,829
Energy (3.9%)
*	Carrizo Oil & Gas Inc.	7,468	371
*	Stone Energy Corp.	9,033	325
	Bristow Group Inc.	2,845	221
*	C&J Energy Services Inc.	8,183	211
*	PDC Energy Inc.	3,027	188
*	Geospace
	Technologies Corp.	2,339	180
*	Newpark Resources Inc.	15,786	176
*	Matrix Service Co.	4,730	153
*	Northern Oil and Gas Inc.	10,270	143
*	Tesco Corp.	5,661	107
*	Era Group Inc.	3,397	96
*	Penn Virginia Corp.	4,860	74
*	Basic Energy Services Inc.	2,550	61
*	ION Geophysical Corp.	8,920	36
*	Forest Oil Corp.	8,649	17
*	PetroQuest Energy Inc.	3,177	15
			2,374
Financials (20.6%)
	Financial Engines Inc.	9,108	515
*	Portfolio Recovery
	Associates Inc.	8,989	488
*	Texas Capital
	Bancshares Inc.	7,404	466
	MarketAxess Holdings Inc.	6,798	401
	Glacier Bancorp Inc.	13,429	373
	Bank of the Ozarks Inc.	5,835	370
	Umpqua Holdings Corp.	20,224	359
	PrivateBancorp Inc.	11,791	340
	First Financial
	Bankshares Inc.	5,489	332
	Evercore Partners Inc.
	Class A	5,929	330
	MB Financial Inc.	9,931	303
	PacWest Bancorp	6,966	302
	Tanger Factory Outlet
	Centers Inc.	8,535	293
	LaSalle Hotel Properties	9,204	288
	Home BancShares Inc.	8,579	288
*	Stifel Financial Corp.	5,752	277
*	First Cash Financial
	Services Inc.	5,222	276
	Medical Properties Trust Inc.	19,560	258
	BBCN Bancorp Inc.	14,322	244
*	Virtus Investment
	Partners Inc.	1,266	234
	First Midwest Bancorp Inc.	13,564	226
	DiamondRock Hospitality Co.	17,659	223

			Market
			Value
		Shares	($000)
	Pinnacle Financial
	Partners Inc.	5,969	215
	UMB Financial Corp.	3,318	207
*	Encore Capital Group Inc.	4,225	205
*	BofI Holding Inc.	2,177	203
	Sabra Health Care REIT Inc.	6,844	195
	HFF Inc. Class A	5,990	191
	Boston Private Financial
	Holdings Inc.	14,423	188
	Sovran Self Storage Inc.	2,487	184
	Post Properties Inc.	3,525	171
	Columbia Banking
	System Inc.	6,390	168
*	eHealth Inc.	3,363	161
	PS Business Parks Inc.	1,840	155
	EastGroup Properties Inc.	2,488	154
	Old National Bancorp	9,999	140
	Lexington Realty Trust	12,108	138
	RLI Corp.	3,159	136
	CVB Financial Corp.	8,282	129
	Wilshire Bancorp Inc.	12,243	124
	CoreSite Realty Corp.	3,869	121
	Community Bank
	System Inc.	3,288	120
*	Forestar Group Inc.	6,267	118
*	United Community
	Banks Inc.	6,992	117
	Inland Real Estate Corp.	10,463	112
	Oritani Financial Corp.	7,098	111
	Employers Holdings Inc.	5,629	111
*	World Acceptance Corp.	1,129	108
	American Assets Trust Inc.	3,174	105
	AMERISAFE Inc.	2,310	101
	National Penn
	Bancshares Inc.	8,649	93
	Parkway Properties Inc.	4,908	90
	Acadia Realty Trust	3,415	90
	LTC Properties Inc.	2,387	90
	HCI Group Inc.	1,827	88
	First Commonwealth
	Financial Corp.	9,495	81
*	Investment Technology
	Group Inc.	3,996	69
	ViewPoint Financial
	Group Inc.	2,661	67
	City Holding Co.	1,332	59
	Associated Estates
	Realty Corp.	3,419	59
	Universal Health Realty
	Income Trust	1,312	56
	Saul Centers Inc.	1,129	52
	Universal Insurance
	Holdings Inc.	3,917	52
	TrustCo Bank Corp. NY	6,321	43
*	Taylor Capital Group Inc.	1,733	41

44

S&P Small-Cap 600 Growth Index Fund

			Market
			Value
		Shares	($000)
	Cardinal Financial Corp.	2,298	40
*	Green Dot Corp. Class A	1,839	37
	Bank Mutual Corp.	4,822	32
	Urstadt Biddle Properties Inc.
	Class A	1,620	32
*	First BanCorp	5,903	31
			12,576
Health Care (13.3%)
	Questcor
	Pharmaceuticals Inc.	10,101	614
*	Medidata Solutions Inc.	9,089	583
	West Pharmaceutical
	Services Inc.	12,618	575
*	MWI Veterinary Supply Inc.	2,322	378
*	Medicines Co.	11,549	353
*	Air Methods Corp.	6,348	343
*	Akorn Inc.	12,883	333
*	PAREXEL International Corp.	5,921	317
*	Cyberonics Inc.	4,446	304
*	NuVasive Inc.	8,062	296
*	Neogen Corp.	6,586	285
*	Acorda Therapeutics Inc.	7,457	273
*	Prestige Brands Holdings Inc.	9,344	266
*	Ligand Pharmaceuticals Inc.	3,687	257
	Cantel Medical Corp.	6,020	195
*	Omnicell Inc.	6,435	185
*	ABIOMED Inc.	6,344	179
*	Amsurg Corp. Class A	4,017	176
*	IPC The Hospitalist Co. Inc.	3,057	157
*	Haemonetics Corp.	3,908	143
*	Natus Medical Inc.	5,029	126
*	Greatbatch Inc.	2,579	112
*	Cambrex Corp.	5,465	110
*	HealthStream Inc.	3,702	107
	Analogic Corp.	1,056	99
*	Hanger Inc.	2,705	96
*	Corvel Corp.	2,045	94
	Ensign Group Inc.	2,338	93
	Meridian Bioscience Inc.	4,062	85
*	Integra LifeSciences
	Holdings Corp.	1,738	82
*	Spectrum
	Pharmaceuticals Inc.	9,695	81
*	Anika Therapeutics Inc.	2,048	81
	Quality Systems Inc.	4,204	73
	Computer Programs &
	Systems Inc.	1,041	71
*	Cynosure Inc. Class A	2,297	71
*	Abaxis Inc.	1,777	67
*	Luminex Corp.	3,426	63
*	SurModics Inc.	2,438	61
*	Momenta
	Pharmaceuticals Inc.	3,821	57
*	Emergent Biosolutions Inc.	1,977	49
*	Bio-Reference Labs Inc.	1,918	48

			Market
			Value
		Shares	($000)
*	Affymetrix Inc.	6,262	48
*	Hi-Tech Pharmacal Co. Inc.	1,038	45
	CryoLife Inc.	4,500	45
	Landauer Inc.	790	38
*	Gentiva Health Services Inc.	1,994	21
*	Arqule Inc.	5,338	12
			8,147
Industrials (12.7%)
	EnerSys Inc.	8,564	608
	Toro Co.	6,093	404
*	Teledyne Technologies Inc.	3,728	365
*	Mobile Mini Inc.	7,360	331
*	Moog Inc. Class A	5,000	310
*	On Assignment Inc.	8,366	288
	Allegiant Travel Co. Class A	2,651	263
	CIRCOR International Inc.	3,178	227
*	GenCorp Inc.	11,040	206
	AZZ Inc.	4,607	204
*	WageWorks Inc.	3,386	200
	Franklin Electric Co. Inc.	4,447	194
*	DXP Enterprises Inc.	1,875	191
	Healthcare Services
	Group Inc.	7,063	190
	Barnes Group Inc.	4,809	185
*	Taser International Inc.	9,370	180
	Apogee Enterprises Inc.	5,201	178
*	Dycom Industries Inc.	6,098	176
	Actuant Corp. Class A	4,750	167
*	Saia Inc.	4,411	152
	AAON Inc.	5,044	151
*	Federal Signal Corp.	11,318	146
*	Orbital Sciences Corp.	4,912	140
*	TrueBlue Inc.	4,815	137
	Tennant Co.	2,132	131
	Watts Water
	Technologies Inc. Class A	2,118	131
	Encore Wire Corp.	2,293	120
	UniFirst Corp.	1,069	117
	Forward Air Corp.	2,650	115
	G&K Services Inc. Class A	1,793	112
*	EnPro Industries Inc.	1,441	103
	Exponent Inc.	1,447	103
	Simpson
	Manufacturing Co. Inc.	2,721	96
	Knight Transportation Inc.	4,347	93
	Lindsay Corp.	1,093	93
*	Navigant Consulting Inc.	5,280	92
	Heartland Express Inc.	4,279	87
	John Bean
	Technologies Corp.	2,854	86
	Interface Inc. Class A	4,327	83
	Brady Corp. Class A	2,881	77
	Arkansas Best Corp.	2,228	74
	Albany International Corp.	2,039	74

45

S&P Small-Cap 600 Growth Index Fund

			Market
			Value
		Shares	($000)
*	Roadrunner Transportation
	Systems Inc.	2,947	69
	Comfort Systems USA Inc.	3,775	62
	Powell Industries Inc.	853	58
*	Aerovironment Inc.	1,394	44
*	American Woodmark Corp.	1,128	36
*	Lydall Inc.	1,632	33
	American Science &
	Engineering Inc.	484	32
*	Vicor Corp.	1,661	18
			7,732
Information Technology (22.7%)
	FEI Co.	7,544	774
	MAXIMUS Inc.	12,384	592
	Belden Inc.	7,851	566
*	Cognex Corp.	14,982	564
*	Manhattan Associates Inc.	13,881	526
*	Tyler Technologies Inc.	5,127	481
*	Dealertrack Technologies Inc.	7,931	429
*	Synaptics Inc.	6,400	416
	j2 Global Inc.	7,919	407
*	ARRIS Group Inc.	13,897	399
*	Electronics For Imaging Inc.	8,499	379
*	OpenTable Inc.	4,204	335
*	Cardtronics Inc.	8,131	329
*	ViaSat Inc.	4,773	318
	Blackbaud Inc.	8,273	259
*	Microsemi Corp.	10,187	235
*	Interactive Intelligence
	Group Inc.	2,850	227
	Methode Electronics Inc.	6,416	218
*	MicroStrategy Inc. Class A	1,633	211
	NIC Inc.	10,803	210
	Monotype Imaging
	Holdings Inc.	7,050	201
	Littelfuse Inc.	2,104	199
	MTS Systems Corp.	2,774	197
	Power Integrations Inc.	3,298	195
*	CalAmp Corp.	6,022	193
*	GT Advanced
	Technologies Inc.	13,405	192
*	comScore Inc.	5,997	190
*	Synchronoss
	Technologies Inc.	5,492	189
*	Advanced Energy
	Industries Inc.	6,646	182
*	iGATE Corp.	5,268	178
*	FARO Technologies Inc.	3,092	178
*	LogMeIn Inc.	4,113	172
*	Coherent Inc.	2,510	171
*	Virtusa Corp.	4,627	168
*	Measurement
	Specialties Inc.	2,722	166
	Heartland Payment
	Systems Inc.	3,595	145

			Market
			Value
		Shares	($000)
*	Blucora Inc.	7,439	143
	Hittite Microwave Corp.	2,390	141
*	Netscout Systems Inc.	3,249	123
*	Perficient Inc.	5,960	122
*	Monolithic Power
	Systems Inc.	3,337	120
*	Take-Two Interactive
	Software Inc.	6,014	119
*	Harmonic Inc.	18,182	118
*	Bottomline Technologies
	de Inc.	3,264	117
	CSG Systems
	International Inc.	3,797	106
*	Progress Software Corp.	4,134	103
*	Rogers Corp.	1,570	102
	Daktronics Inc.	6,916	98
*	OSI Systems Inc.	1,532	94
*	Stamps.com Inc.	2,652	93
*	Cirrus Logic Inc.	4,708	91
*	ATMI Inc.	2,412	82
	Tessera Technologies Inc.	3,622	79
*	Cabot Microelectronics Corp.	1,745	77
	CTS Corp.	3,652	75
*	Sykes Enterprises Inc.	3,676	72
*	ExlService Holdings Inc.	2,573	72
	Badger Meter Inc.	1,217	67
*	Ixia	5,286	65
*	Newport Corp.	3,052	63
	Epiq Systems Inc.	3,845	55
*	XO Group Inc.	4,479	54
*	LivePerson Inc.	3,994	52
*	Exar Corp.	4,475	51
*	Tangoe Inc.	2,530	48
	Forrester Research Inc.	1,258	46
*	Ultratech Inc.	1,715	45
*	Digital River Inc.	2,155	38
*	TeleTech Holdings Inc.	1,554	37
*	DTS Inc.	1,721	35
*	Dice Holdings Inc.	4,210	31
*	Nanometrics Inc.	1,473	27
*	Entropic
	Communications Inc.	5,733	25
*	Ceva Inc.	1,319	24
*	Agilysys Inc.	1,519	22
*	Procera Networks Inc.	1,587	18
*	Higher One Holdings Inc.	2,103	17
*	DSP Group Inc.	1,820	15
*	Kopin Corp.	3,701	15
	PC-Tel Inc.	1,682	15
	Electro Scientific
	Industries Inc.	1,420	13
*	Intevac Inc.	1,574	12
*	QuinStreet Inc.	1,733	11
			13,839

46

S&P Small-Cap 600 Growth Index Fund

			Market
			Value
		Shares	($000)
Materials (5.5%)
*	KapStone Paper and
	Packaging Corp.	14,492	461
	HB Fuller Co.	9,082	440
	PolyOne Corp.	9,912	372
	US Silica Holdings Inc.	9,648	316
	Balchem Corp.	5,446	275
*	Flotek Industries Inc.	8,211	209
*	Texas Industries Inc.	1,706	145
*	SunCoke Energy Inc.	5,902	132
	Schweitzer-Mauduit
	International Inc.	2,329	112
*	Stillwater Mining Co.	7,993	108
*	Calgon Carbon Corp.	5,339	107
	Globe Specialty Metals Inc.	5,392	107
	American Vanguard Corp.	4,510	100
	Quaker Chemical Corp.	1,262	98
*	RTI International Metals Inc.	3,430	93
*	Headwaters Inc.	6,877	92
*	AK Steel Holding Corp.	8,635	54
	Deltic Timber Corp.	844	53
	Myers Industries Inc.	2,124	46
	FutureFuel Corp.	2,446	42
			3,362
Telecommunication Services (0.4%)
*	8x8 Inc.	14,402	152
	Lumos Networks Corp.	3,241	47
*	General Communication Inc.
	Class A	2,979	31
	NTELOS Holdings Corp.	1,062	15
			245
Utilities (0.1%)
	American States Water Co.	2,868	86
Total Common Stocks
(Cost $57,764)			61,041

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market
Liquidity Fund, 0.130%
(Cost $27)	26,506	27
Total Investments (100.0%)
(Cost $57,791)		61,068
Other Assets and Liabilities (0.0%)
Other Assets		204
Liabilities		(228)
		(24)
ETF Shares—Net Assets (100%)
Applicable to 600,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		61,044
Net Asset Value Per Share—
ETF Shares		$101.74

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	58,201
Undistributed Net Investment Income	5
Accumulated Net Realized Losses	(439)
Unrealized Appreciation (Depreciation)	3,277
Net Assets	61,044

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

47

S&P Small-Cap 600 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Dividends	158
Interest[1]	1
Total Income	159
Expenses
The Vanguard Group—Note B
Management and Administrative	17
Custodian Fees	7
Shareholders’ Reports	16
Total Expenses	40
Net Investment Income	119
Realized Net Gain (Loss) on Investment Securities Sold	5,707
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(746)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,080
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

48

S&P Small-Cap 600 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	119	189
Realized Net Gain (Loss)	5,707	1,457
Change in Unrealized Appreciation (Depreciation)	(746)	2,459
Net Increase (Decrease) in Net Assets Resulting from Operations	5,080	4,105
Distributions
Net Investment Income
Institutional Shares	—	—
ETF Shares	(239)	(163)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(239)	(163)
Capital Share Transactions
Institutional Shares	(8)	(1)
ETF Shares	34,265	3,865
Net Increase (Decrease) from Capital Share Transactions	34,257	3,864
Total Increase (Decrease)	39,098	7,806
Net Assets
Beginning of Period	21,946	14,140
End of Period[1]	61,044	21,946
1 Net Assets—End of Period includes undistributed net investment income of $5,000 and $125,000.

See accompanying Notes, which are an integral part of the Financial Statements.

49

S&P Small-Cap 600 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 7,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$87.79	$70.70	$61.18	$49.82
Investment Operations
Net Investment Income	. 284 [2]	.822	.531[2]	.422
Net Realized and Unrealized Gain (Loss) on Investments	14.196	17.083	9.326	11.248
Total from Investment Operations	14.480	17.905	9.857	11.670
Distributions
Dividends from Net Investment Income	(. 530)	(. 815)	(. 337)	(. 310)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 530)	(. 815)	(. 337)	(. 310)
Net Asset Value, End of Period	$101.74	$87.79	$70.70	$61.18

Total Return	16.50%	25.59%	16.17%	23.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$22	$14	$28
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	0.64%	1.03%	0.83%	0.78%[3]
Portfolio Turnover Rate [4]	52%	39%	45%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

S&P Small-Cap 600 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were issued and redeemed during the reporting period. As of February 28, 2014, there were no investors in the Institutional share class. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $6,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

51

S&P Small-Cap 600 Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2014, the fund realized $5,247,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2013, the fund had available capital losses totaling $910,000 that may be carryforward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2014, the cost of investment securities for tax purposes was $57,791,000.

Net unrealized appreciation of investment securities for tax purposes was $3,277,000, consisting of unrealized gains of $4,650,000 on securities that had risen in value since their purchase and $1,373,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2014, the fund purchased $71,964,000 of investment securities and sold $37,807,000 of investment securities, other than temporary cash investments. Purchases and sales include $55,025,000 and $20,408,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

52

S&P Small-Cap 600 Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares[1]
Issued	658	3	510	3
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(666)	(3)	(511)	(3)
Net Increase (Decrease)—Institutional Shares	(8)	—	(1)	—
ETF Shares
Issued	54,375	550	11,428	150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(20,110)	(200)	(7,563)	(100)
Net Increase (Decrease)—ETF Shares	34,265	350	3,865	50

1 Institutional Shares were issued and redeemed during the reporting period. As of February 28, 2014, there were no investors in the Institutional share class.

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

53

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

54

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2013	2/28/2014	Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
Institutional Shares	$1,000.00	$1,170.86	$0.43
ETF Shares	1,000.00	1,170.24	0.81
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,175.08	$1.08
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,165.00	$1.07
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.05	0.75
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Small-Cap 600 Value Index Fund, 0.20% for ETF Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

55

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

56

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

57

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18452 042014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.